SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No.

  191

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

☐

OF 1940

Amendment No.

192

☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b)

☒  on  November 1, 2014 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Catalyst Small-Cap Insider Buying Fund Class A: CTVAX Class C: CTVCX Class I: CTVIX	Catalyst/SMH Total Return Income Fund Class A: TRIFX Class C: TRICX Class I: TRIIX

Catalyst Hedged Insider Buying Fund formerly Catalyst Strategic Insider Fund Class A: STVAX Class C: STVCX Class I: STVIX	Catalyst/Groesbeck Growth of Income Fund Class A: CGGAX Class C: CGGCX Class I: CGGIX

Catalyst Insider Buying Fund Class A: INSAX Class C: INSCX Class I: INSIX	Catalyst/Groesbeck Aggressive Growth Fund Class A: GROAX Class C: GROCX Class I: GROIX

Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX Class I: CIAIX	Catalyst/MAP Global Total Return Income Fund Class A: TRXAX Class C: TRXCX Class I: TRXIX

Catalyst Activist Investor Fund Class A: AIXAX Class C: AIXCX Class I: AIXIX	Catalyst/MAP Global Capital Appreciation Fund Class A: CAXAX Class C: CAXCX Class I: CAXIX

Catalyst Insider Income Fund Class A: IIXAX Class C: IIXCX Class I: IIXIX	Catalyst/Lyons Hedged Premium Return Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX

Catalyst Absolute Total Return Fund Class A: ATRAX Class C: ATRCX Class I: ATRFX	Catalyst/Lyons Tactical Allocation Fund Class A: CLTAX Class C: CLTCX Class I: CLTIX

Catalyst Event Arbitrage Fund Class A: CEAAX Class C: CEACX Class I: CEAIX	Catalyst Dynamic Alpha Fund formerly Catalyst/CP Core Equity Fund Class A: CPEAX Class C: CPECX Class I: CPEIX
Catalyst Hedged Futures Strategy Fund Class A: HFXAX Class C: HFXCX Class I: HFXIX	Catalyst/Princeton Floating Rate Income Fund Class A: CFRAX Class C: CFRCX Class I: CFRIX

Catalyst/SMH High Income Fund Class A: HIIFX Class C: HIICX Class I: HIIIX	Catalyst Macro Strategy Fund Class A: MCXAX Class C: MCXCX Class I: MCXIX

Catalyst/EquityCompass Buyback Strategy Fund Class A: BUYAX Class C: BUYCX Class I: BUYIX

PROSPECTUS

NOVEMBER 1, 2014 ,

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY: CATALYST SMALL CAP INSIDER BUYING FUND	1
FUND SUMMARY: CATALYST HEDGED INSIDER BUYING FUND ( formerly, Catalyst Strategic Insider Fund)	6
FUND SUMMARY: CATALYST INSIDER BUYING FUND	12
FUND SUMMARY: CATALYST INSIDER LONG/SHORT FUND	16
FUND SUMMARY: CATALYST ACTIVIST INVESTOR FUND	21
FUND SUMMARY: CATALYST ABSOLUTE TOTAL RETURN FUND	29
FUND SUMMARY: CATALYST EVENT ARBITRAGE FUND	34
FUND SUMMARY: CATALYST HEDGED FUTURES STRATEGY FUND	40
FUND SUMMARY: CATALYST/SMH HIGH INCOME FUND	46
FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND	52
FUND SUMMARY: CATALYST/GROESBECK GROWTH OF INCOME FUND	59
FUND SUMMARY: CATALYST/GROESBECK AGGRESSIVE GROWTH FUND	64
FUND SUMMARY: CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND	68
FUND SUMMARY: CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND	74
FUND SUMMARY: CATALYST/LYONS HEDGED PREMIUM RETURN FUND	79
FUND SUMMARY: CATALYST/LYONS TACTICAL ALLOCATION FUND	83
FUND SUMMARY: CATALYST DYNAMIC ALPHA EQUITY FUND ( formerly, Catalyst/CP Core Equity Fund )	89
FUND SUMMARY: CATALYST/PRINCETON FLOATING RATE INCOME FUND	94
FUND SUMMARY: CATALYST MACRO STRATEGY FUND	100
FUND SUMMARY: CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND	106
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	110
HOW TO BUY SHARES	144
HOW TO REDEEM SHARES	150
DISTRIBUTION PLANS	152
VALUING THE FUNDS’ ASSETS	153
DIVIDENDS, DISTRIBUTIONS AND TAXES	154
MANAGEMENT OF THE FUNDS	154
FINANCIAL HIGHLIGHTS	170
FOR MORE INFORMATION	208

FUND SUMMARY: CATALYST SMALL CAP INSIDER BUYING FUND

Investment Objective: The Fund's objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92 ..

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses[1]	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	2.06%	2.81%	1.81%
Fee Waiver and/or Expense Reimbursement [2]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	2.72%	1.72%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses ) to 1.50%  for all share classes through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 763	$ 275	$ 175
3	$ 1,175	$ 863	$ 561
5	$ 1,612	$ 1,476	$ 972
10	$ 2,821	$ 3,131	$ 2,119

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 231 % of the average value of its portfolio.

Principal investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in common stocks of small capitalization U.S. companies. The Fund will purchase positions in stocks that are experiencing insider buying by corporate executives, directors or large activist shareholders. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in small-cap stocks defined as stocks of companies with less than $4 billion in market capitalization ..

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders or large activist shareholders know more about the prospects of the company than anybody else.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Turnover Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Small-Cap Insider Buying Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 24.69% (quarter ended September 30, 2009), and the lowest return for a quarter was (26.40%) (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was (0.12) %.

Average Annual Total Returns

(for the periods ended, December 31, 2013 )

Class A	1 Year	5 Year	Since inception (7/31/2006)
Return Before Taxes	40.76%	17.82%	8.44%
Return After Taxes on Distributions	40.50%	17.16%	7.77%
Return After Taxes on Distributions and Sale of Fund Shares	23.26%	14.20%	6.46%
Class C
Return Before Taxes	47.25%	18.52%	8.57%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	8.57%

Class I	1 Year	5 Year	Since inception (3/27/2009)
Return Before Taxes	49.69%	N/A	21.52%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	38.82%	N/A	24.98%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Manager : David Miller, Senior Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager.  Mr. Miller has served the Fund in this capacity since the Fund commenced operations in 2006.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST HEDGED INSIDER BUYING FUND ( formerly, Catalyst Strategic Insider Fund)

Investment Objective: The Fund's objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.48%	0.48%	0.48% [1]
Interest Expense	0.06%	0.06%	0.06% [1]
Acquired Fund Fees and Expenses [2]	0.06%	0.06%	0.06% [1]
Total Annual Fund Operating Expenses	2.10%	2.85%	1. 85%
Fee Waiver and/or Expense Reimbursement [3]	(0.23%)	(0.23%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.87%	2.62%	1.42%

1 Estimated for the current fiscal year ..

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses ) at 1.50% for Class A and Class C shares and 1.30 % for Class I shares through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$754	$265	$145
3	$1,174	$861	$540
5	$1,619	$1,483	$961
10	$2,849	$3,159	$2,134

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 255 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization. The Fund seeks to invest in companies that have exhibited recent insider buying by corporate executives or directors. The Fund will also buy put options or write covered and uncovered call options on the equity indexes to hedge downside risk and reduce volatility.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider buying and selling activity data over long periods of time has resulted in the development of a proprietary method of analyzing insider buying and selling activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders know more about the prospects of the company they run than anybody else.

The Advisor’s investment process focuses on insider identities (as defined by a person’s position in the company), insider motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund may also purchase put options or write call options on stocks that have exhibited recent insider selling by corporate executives or directors that the Advisor believes are unattractive and likely to underperform.

To secure the Fund's obligation to cover its short positions on options, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Derivatives Risk ..  Even a small investment in derivatives (which include options, and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund's performance.  Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Hedging Risk. Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Leverage Risk .. Using leverage can magnify the Fund's potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund's share price.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.   Because they are unhedged, the Fund’s written calls expose the Fund to potentially unlimited losses.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Segregation Risk. In order to secure its obligations to cover its short positions on options, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Turnover Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Hedged Insider Buying Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Hedged Insider Buying Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 13.22% (quarter ended September 30, 2012), and the lowest return for a quarter was (9.92%) (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 0.39%.

Average Annual Total Returns

(for the periods ended, December 31, 2013 )

Class A	1 Year	Since inception (10/28/2010)
Return Before Taxes	9.79%	10.20%
Return After Taxes on Distributions	9.42%	8.95%
Return After Taxes on Distributions and Sale of Fund Shares	5.80%	7.46%
Class C
Return Before Taxes	14.48%	11.75%
IQ Hedge Long/ Short Beta Total Return Index	10.32%	5.73%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: David Miller, Senior Portfolio Manager of the Advisor, and Jerry Szilagyi, Chief Executive Officer of the Advisor, serve as the Fund's Portfolio Managers. Mr. Miller is the Lead Portfolio Manager for the Fund. Messrs. Miller and Szilagyi have served the Fund in this capacity since the Fund commenced operations in 2010.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST INSIDER BUYING FUND

Investment Objective: The Fund's objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.24%	0.24%	0.24%[1]
Acquired Fund Fees and Expenses [2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.50%	2.25%	1.25%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$719	$228	$127
3	$1,022	$703	$397
5	$1,346	$1,205	$686
10	$2,263	$2,585	$1,511

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 185% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund will purchase positions in stocks that are experiencing insider buying by corporate executives, directors, large shareholders or activist shareholders. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but intends to emphasize larger capitalization stocks.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders and large or activist shareholders know more about the prospects of the company than anybody else.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures ..

Turnover Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended March 31, 2013 ), and the lowest return for a quarter was (5.54)% (quarter ended June 30, 2012 ).  The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 7.37%.

Average Annual Total Returns

(for the periods ended, December 31, 2013 )

	1 Year	Since inception (7/29/2011)
Class A
Return Before Taxes	30.27%	18.66%
Return After Taxes on Distributions	29.72%	16.93%
Return After Taxes on Distributions and Sale of Fund Shares	17.25%	13.87%
Class C
Return Before Taxes	36.19%	21.84%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	18.52%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Manager: David Miller, Senior Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager.  Mr. Miller has served the Fund in this capacity since the Fund commenced operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST INSIDER LONG/SHORT FUND

Investment Objective: The Fund's objective is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.98%	1.98%	1.98%[1]
Interest and Dividend Expense	2.15%	2.15%	2.15%[1]
Acquired Fund Fees and Expenses [2]	0.22%	0.22%	0.22%[1]
Total Annual Fund Operating Expenses	5.85%	6.60%	5.60%
Fee Waiver and/or Expense Reimbursement [3]	(1.73)%	(1.73)%	(1.98)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	4.12%	4.87%	3.62%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses ) at 1.50% for  Class A and Class C shares and 1.25 % for Class I shares through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 965	$ 487	$ 364
3	$ 2,068	$ 1,788	$ 1,493
5	$ 3,152	$ 3,047	$ 2,608
10	$ 5,784	$ 6,024	$ 5,338

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 207 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in common stocks and options of U.S. companies.  The Fund will take long positions in stocks that are experiencing significant insider buying and take counteracting short positions, primarily through selling stocks short and buying put options, in those companies that are experiencing insider selling or no insider buying. The Fund may invest in companies of any market capitalization, including smaller-sized companies.

The Advisor uses public information on insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long term capital appreciation with low volatility and low correlation to the general equity markets.

The Fund’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for long and short positions. Long positions are sold and short positions are covered (bought back) when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Turnover Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Insider Long/Short Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 4.84% (quarter ended March 31, 2013), and the lowest return for a quarter was (4.43)% (quarter ended December 31, 2013). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 17.02%.

Average Annual Total Returns

(for the periods ended, December 31, 2013)

Class A	1 Year	Since inception ( 4/30/2012)
Return Before Taxes	(7.73)%	(4.00)%
Return After Taxes on Distributions	(8.97)%	(4.78)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.04)%	(3.27)%
Class C
Return Before Taxes	(3.42)%	(1.08)%
IQ Hedged Long/Short Beta Total Return Index	10.32%	9.55%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Manager: David Miller, Senior Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager.  Mr. Miller has served the Fund in this capacity since the Fund commenced operations in 2012.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST ACTIVIST INVESTOR FUND

Investment Objective: The Fund's objective is long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	2.11%	2.86%	1.86%
Fee Waiver and/or Expense Reimbursement [2]	(0.61)%	(0.61)%	(0.61)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	2.25%	1.25%

1 Estimated for the current fiscal year.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.25% through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$719	$228	$127
3	$1,142	$828	$526

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   Because the Portfolio commenced operations on July 29, 2014, the portfolio turnover rate for the last fiscal year is not available.  In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that are experiencing significant activist investor activity. The Fund will typically invest in the common stock of mid- to large-capitalization U.S. companies, but it may invest in companies of any market capitalization. The Fund may also invest in foreign equity securities.

The Fund’s Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on activist investor activity for its investment decisions. The Advisor defines an “activist investor” as a shareholder, or group of shareholders, of a publicly traded company that seek to influence change in management or operations by acquiring a significant stake in the company. The Advisor’s research of activist investor data over long periods of time has resulted in the development of a proprietary method of analyzing activist investor activity that it believes can provide long-term capital appreciation. The underlying thesis is that certain activist investors are successful at influencing change in companies and increasing shareholder value. The Fund seeks to follow these activist investors and capture similar gains as those realized by the activist investors.

The investment process focuses on the activist investor identity, activist investor track record, industry and market trends, potential motivations, filing disclosures, firm size, liquidity, and other factors. Stocks are sold when activist investors sell their positions, the change intended by the activist investor is achieved, or when the position no longer provides the desired return relative to the level of risk.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of investing in the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Equity Security Risk.   Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Mid Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

Advisor: Catalyst Capital Advisors LLC (the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers : David Miller, Senior Portfolio Manager of the Advisor, serves as the Fund’s Portfolio Manager. Mr. Miller has served the Fund in this capacity since the Fund commenced operations in 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, and $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.   Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST INSIDER INCOME FUND

Investment Objective: The Fund's objective is high current income with low interest rate sensitivity.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	1.86%	2.61%	1.61%
Fee Waiver and/or Expense Reimbursement [2]	(0.41)%	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	2.20%	1.20%

1 Estimated for the current fiscal year.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.20% through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 616	$223	$122
3	$ 994	$773	$468

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  Because the Portfolio commenced operations on July 29, 2014, the portfolio turnover rate for the last fiscal year is not available.  In the future, the portfolio turnover rate for the most recent fiscal year will be provided here ..

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in short-term U.S. corporate bonds issued by corporations whose executives are purchasing shares of the company’s common stock. The Fund may invest in corporate bonds of any credit quality (including “junk” bonds), effective maturity or average modified duration, but intends to hold a majority of the portfolio in investment grade (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc. or Fitch, Inc.) corporate bonds with an average effective maturity of less than four years and an average modified duration of less than three and a half years.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can substantially reduce the likelihood of bankruptcy. The underlying thesis is that corporate insiders know more about the prospects of the company than anybody else and would not take a stake in the equity of their company if the company were in jeopardy of declaring bankruptcy.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select what the Advisor believes to be the most significant insider buying signals – the signals that are historically associated with companies that have avoided bankruptcy. Corporate bonds meeting the insider activity screen criterion are analyzed and selected in attempt to establish a portfolio with the target credit quality, duration, maturity and SEC yield. Bonds are held to maturity but may be sold if insider trading trends reverse in a manner the Advisor believe to be significant.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change ..

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of investing in the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

Advisor: Catalyst Capital Advisors LLC (the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers : David Miller, Senior Portfolio Manager of the Advisor, and Michael Schoonover, Portfolio Manager of the Advisor, serve as the Fund’s Portfolio Managers. Messrs. Miller and Schoonover are jointly and primarily responsible for the day to day management of the Fund’s portfolio.  They have served the Fund in this capacity since the Fund commenced operations in 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, and $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.   Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST ABSOLUTE TOTAL RETURN FUND

Investment Objective: The Fund's objective is sustainable income and capital appreciation, and lower volatility than the market.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[1]	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses[1,2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	2.41%	3.16%	2.16%
Fee Waiver and/or Expense Reimbursement [2]	(0.37)%	(0.37)%	(0.37)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.04%	2.79%	1.79%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.74% through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$770	$282	$182
3	$1,250	$940	$640

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  Because the Portfolio commenced operations on July 29, 2014, the portfolio turnover rate for the last fiscal year is not available.  In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in instruments that pay high dividends or distributions, including high dividend common stock of U.S. companies of any market capitalization; real estate investment trusts (“REITs”); master limited partnerships (“MLPs”); preferred stocks; bonds of any credit quality, maturity or duration; closed end funds (“CEFs”); exchange traded funds (“ETFs”); options; and other instruments. To manage risk and reduce the impact of market volatility, the Fund also writes covered call options.

The Fund’s sub-advisor seeks to invest in companies that are committed to returning cash to shareholders on an ongoing basis, either through dividends, partnership distributions, or consistent share buybacks. The sub-advisor’s research and experience have led to the development of a proprietary strategy for identifying, evaluating and monitoring performance in the asset classes that meet the Fund’s investment requirements. The sub-advisor continually re-evaluates allocations in order to optimize risk-adjusted return.

The Fund typically writes covered calls to manage risk, generate premiums and reduce the impact of market volatility. The Fund may also write out of the money put options (put options where the price of the underlying security is higher than the strike price of the option). In an effort to generate returns uncorrelated to the general equity market, the Fund may purchase a CEF and sell short an ETF in order to capture the difference between the CEF share price and its net asset value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of investing in the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Funds Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the acquired funds. By investing in acquired funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the acquired funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the acquired funds.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Equity Security Risk.   Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Hedging Risk. Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

New Sub-Advisor Risk. The sub-advisor has limited experience managing a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the advisor’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Sub-Advisor and the Sub-Adviser may not achieve the intended result in managing the Fund.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Mid Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

Advisor: Catalyst Capital Advisors LLC (the “Advisor”) is the Fund’s investment advisor.

Sub-Advisor: ATR Advisors LLC is the Fund’s investment sub-advisor.

Portfolio Managers : Shawn Blau, Principal and Portfolio Manager of the Sub-Advisor, and William Kennedy, Portfolio Manager of the Sub-Advisor, serve as the Fund’s Portfolio Managers. Messrs. Blau and Kennedy are jointly and primarily responsible for the day to day management of the Fund’s portfolio. They have served the Fund in this capacity since the Fund commenced operations in 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, and $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.   Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST EVENT ARBITRAGE FUND

Investment Objective: The Fund's objective is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.52%	0.52%	0.52%
Interest and Dividend Expense	0.90%	0.90%	0.90%
Acquired Fund Fees and Expenses[1]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	3.01%	3.76%	2.76%
Fee Waiver and/or Expense Reimbursement [2]	(0.27)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.74%	3.49%	2.49%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.50 % for all share classes through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 836	$ 352	$ 252
3	$ 1,428	$ 1,124	$ 831
5	$ 2,044	$ 1,917	$ 1,436
10	$ 3,693	$ 3,985	$ 3,070

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 692% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in securities of companies that are the focus of corporate events such as mergers, acquisitions, restructurings, spin-offs recapitalizations and other special situation investments. The Fund’s investments will primarily consist of long and short common stock and preferred stock equity positions, as well as call and put options on equity securities. The Fund may invest in securities of companies of any market capitalization.

Event arbitrage involves the purchase of securities of companies which are the subject of cash tender offers, cash mergers, stock mergers, acquisition attempts, exchange offers or other forms of corporate reorganizations or restructurings, such as liquidations, proxy contests, spin-offs or bankruptcy reorganizations.  Event arbitrage is designed to profit from the successful completion of such transactions, as profits or losses depend on realizing the price differential between the market price of the securities purchased and the value ultimately realized from their disposition, plus any dividends and interest received, and less transaction costs such as brokers' commissions and interest expense.

Following the public announcement of a proposed corporate event, the portfolio manager determines whether or not the Fund should take a portfolio position with respect to the transaction.  If the portfolio manager determines that it is probable that the transaction will be consummated at the proposed or a higher price and securities can be purchased at a sufficient discount to the expected value, then the Fund may purchase securities of the target company and sell short securities of the offeror.

Because the Fund's profit from a long arbitrage investment is largely related to the consummation of a transaction, the Fund will not acquire the securities of a company involved in an announced transaction that the portfolio manager believes will not be consummated.  In such cases, the Fund may sell short the target company’s securities in the expectation that if the transaction is not completed, the price of the target company’s securities will decline.

The Fund may invest in securities of companies which are not currently involved in an extraordinary corporate event, but about which publications or other sources of public information suggest a possibility of such future activity.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Turnover Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs,

which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The prior performance shown below is for the Fund’s predecessor limited partnership (Charter Partners, LP) from June 30, 1997 through July 1, 2012 and the Class A shares of the Fund beginning July 2, 2012.  The prior performance is net of management fees and other expenses but does not include the effect of the performance fee.  The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited partnership’s inception on June 30, 1997.  The Fund’s investment objective s, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership’s investment objective s, policies, guidelines and restrictions.  The following information shows the predecessor limited partnership’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited partnership.  From its inception through July 2, 2012, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund’s performance.  In addition, the predecessor limited partnership was not subject to sales loads that, if charged, would have adversely affected performance. The information below provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited partnership varied from year to year. The past performance shown below for the predecessor limited partnership and Class A shares is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.CatalystMF.com or by calling 1-866-447-4228.

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 6.40% (quarter ended December 31, 2004), and the lowest return for a quarter was (8.14%) (quarter ended September 30, 2008). The year-to-date return for the quarter ended September 30, 2014 was (8.00)%.

The following table shows the average annual returns for the Class A shares of the Fund and the predecessor limited partnership over various periods ended December 31, 2013 Class C shares and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares would be different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.   The index information is intended to permit you to compare the predecessor limited partnership’s performance to a broad measure of market performance.

Average Annual Total Returns

(For periods ended December 31, 2013)

Class A	1 Year	5 Year	10 Year
Catalyst Event Arbitrage Fund - Return Before Taxes	(4.48) %	2.98%	2.13%
Catalyst Event Arbitrage Fund - Return After Taxes on Distributions	(6.26)%	2.49%	1.89%
Catalyst Event Arbitrage Fund - Return After Taxes on Distributions and Sale of Fund Shares	(2.31)%	2.12%	1.57%
Return After the Effect of Performance Fees for the Predecessor Limited Partnership*	N/A	3.47%	2.27%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.07%	0.12%	1.68%

Class C	1 Year	Since Inception (7/2/2012)
Catalyst Event Arbitrage Fund - Return Before Taxes	(0.50)%	0.94%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.07%	0.10%

* The average annual total returns shown after the effect of performance fees is the hypothetical return an investor in the predecessor limited partnership who invested at inception would have had on their investment. Actual performance fees were payable by each individual investor to the predecessor limited partnership’s manager, and the amount varied based on factors including the timing of the investor’s investment in the predecessor limited partnership and the performance of the predecessor limited partnership.  Performance fees were not fees paid by the predecessor limited partnership.

After-tax returns for the Fund are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns are only shown for Class A shares. After-tax returns for Class C shares and Class I shares will vary. The Fund’s predecessor limited partnership did not have a distribution policy.  It was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor limited partnership.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: Paul Rosenberg, a Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager.  Mr. Rosenberg has served the Fund in this capacity since the predecessor Fund commenced operations in 1997.

Purchase and Sale of Fund Shares: The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST HEDGED FUTURES STRATEGY FUND

Investment Objective: The Fund's objective is capital appreciation and capital preservation in all market conditions, with low volatility and low correlation to the US equity market.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[2]	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses [1]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	2.35%	3.10%	2.10%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 799	$ 313	$ 213
3	$ 1,266	$ 957	$ 658
5	$1,758	$1,625	$1,129
10	$3,107	$3,411	$2,431

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 0% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstance the Fund invests primarily in long and short call and put options on Standard & Poor’s 500 Index (“S&P”) futures contracts and in cash and cash equivalents, including high-quality short-term (3 months or less) fixed income securities such as U.S. Treasury securities.

The Fund seeks to achieve its investment objective by buying and selling options and option spreads on stock index futures. By trading options and options spreads, the Fund seeks to profit in three ways:  (1) premium collection - this technique yields profits as sold options’ value declines over time.  Profit is captured when sold options are repurchased at a reduced value, or when they expire worthless, allowing retention of the original sales proceeds; (2) volatility trading – market prices of options are highly dependent on anticipated volatility of the underlying stock indexes.  The Fund may enter options positions designed to hedge or profit from either an increase or a decrease in stock index volatility; and (3) trend following – under certain conditions, the Fund may enter options spreads that will profit from an established price trend. However, in general, the strategy does not depend on a prediction of equity market direction, and is designed to produce returns that are not correlated with equity market returns.

The Fund places a strong focus on risk management that is intended to provide consistency of returns and to mitigate the extent of losses. Positions are entered on a continuous basis across different option exercise prices and expiration months. Supported by sophisticated options analysis software, the Fund employs strict risk management procedures to adjust portfolio exposure as necessitated by changing market conditions.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the SEC, or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission, generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize primarily options that are “section 1256 contracts.”

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Risk. The Fund’s use of stock index futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Turnover Risk:   Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Fund’s predecessor limited company (Harbor Assets, LLC) from December 15, 2005 through August 29, 2013 and Class A shares of the Fund beginning August 30, 2013.  The prior performance is net of management fees and all other expenses for the predecessor limited liability company, including the effect of performance fees. The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited liability company's inception in December, 2005. The Fund's investment objective s, policies and guidelines are, in all material respects, equivalent to the predecessor limited liability company's investment objective s, policies and guidelines. The following information shows the predecessor limited liability company's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception through August 29, 2013 , the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund's performance. The information below provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited liability company varied from year to year. P ast performance is not necessarily an indication of how the Fund will perform in the future.

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 25.61% (quarter ended December 31, 2008), and the lowest return for a quarter was (9.37%) (quarter ended March 31, 2007). The year-to-date return for the quarter ended September 30, 2014 was 14.42% ..

The following table shows the average annual returns for the Class A shares of the Fund and the predecessor limited company over various periods ended December 31, 2013. Class C shares and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares would be different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. Performance information for Class C shares and Class I shares will be included after the share class has been in operation for one complete calendar year.  The Fund’s predecessor limited liability company did not have a distribution policy.  It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor limited liability company.  The index information is intended to permit you to compare the Fund and the predecessor limited liability company performance to a broad measure of market performance.

Average Annual Total Returns

(For periods ended December 31, 2013 )

	1 Year	5 Years *	Since Inception (December 16, 2005) *
Class A
Return Before Taxes	(8.86) %	7.81%	17.25%
Return After Taxes on Distributions	(8.86)%	7.81%	17.25%
Return After Taxes on Distributions and Sale of Fund Shares	(5.01)%	6.15%	14.54%
S&P 500 Total Return Index	32.39%	17.94%	7.02%

* Includes the effect of performance fees paid by the investors of the predecessor fund and the effect of the Fund’s maximum sales load.

After-tax returns for the Fund are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Advisor: Catalyst Capital Advisors LLC (“Catalyst” or “Advisor”) is the Fund’s investment advisor.

Portfolio Manager: Edward S. Walczak, a Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager. Mr. Walczak has served the Fund in this capacity since the predecessor limited liability company commenced operations in 2005.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST/SMH HIGH INCOME FUND

Investment Objective: The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92 ..

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	2.28%	1.28%
Fee Waiver and/or Expense Reimbursement [1]	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	2.20%	1.20%

1 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.20 % for all share classes through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year	Class A	Class C	Class I
1	$ 616	$ 223	$ 122
3	$ 928	$ 705	$ 398
5	$ 1,262	$ 1,213	$ 695
10	$ 2,205	$ 2,609	$ 1,538

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2013 was 63% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds and convertible securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, SMH Capital Advisors, Inc., the Fund’s sub-advisor (“Sub-Advisor”), conducts fundamental credit research on each issuer.  Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

•

Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt Risk. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the High Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class C shares and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares would be different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 27.23% (quarter ended June 30, 2009), and the lowest return for a quarter was (7.72)% (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was (5.61) %.

Average Annual Total Returns

(for the periods ended December 31, 2013 )

Class A	1 Year	5 Year	Since inception (5/21/2008)

Return Before Taxes	(1.84) %	14.21%	5.21%
Return After Taxes on Distributions	(5.91)%	9.83%	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	(0.39)%	9.83%	2.63%
Class C
Return Before Taxes	1.31%	14.45%	5.35%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	7.38%	18.46%	9.77%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns are only shown for Class A shares. After-tax returns for Class C shares and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Sub-Advisor: SMH Capital Advisors, Inc. serves as the Fund’s Sub-Advisor.

Portfolio Managers: Dwayne Moyers, President, Chief Investment Officer and Senior Portfolio Manager of the Sub-Advisor, Morgan Neff, Vice President and Senior Portfolio Manager of the Sub-Advisor, and Daniel Rudnitsky, Portfolio Manager and Vice President of Product Development of the Sub-Advisor, serve as the Fund’s Portfolio Managers.    Messrs. Moyers, Neff and Rudnitsky are jointly and primarily responsible for managing the Fund.  Mr. Moyers has served the Fund in this capacity since the Fund commenced operations in 2008. Mr. Neff has served the Fund in this capacity since October 2011. Mr. Rudnitsky has served the Fund in this capacity since October 2012.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND

Investment Objective: The TRI Fund seeks to provide total return, which consists of current income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses[1]	1.41%	1.41%	1.41%
Total Annual Fund Operating Expenses	3.00%	3.75%	2.75%
Fee Waiver and/or Expense Reimbursement[2]	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	2.96%	3.71%	2.71%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.30%  for all share classes through October 31, 2015.  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 857	$ 373	$ 274
3	$ 1,445	$ 1,143	$ 849
5	$ 2,058	$ 1,931	$ 1,451
10	$ 3,699	$ 3,990	$ 3,077

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 72% of the average value of its portfolio.

Principal investment Strategies:

Normally, the TRI Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships, bank notes and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets will be invested in equity securities. Subject to the provisions of the Investment Company Act of 1940 (the “1940 Act”) and any applicable exemptive orders, the Fund may invest in other investment companies (“acquired funds”), including Business Development Companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization but generally focuses on stocks with capitalization between $1 billion and $10 billion.

The Fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, Inc. (“SMHCA” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt Risk. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Total Return Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The average annual total returns are also compared over time to the Merrill Lynch US Cash Pay High Yield Return Index because the Fund’s portfolio generally includes a significant number of high yield bonds.  Class C and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 29.75% (quarter ended June 30, 2009), and the lowest return for a quarter was (15.03%) (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was (5.69)%.

Average Annual Total Returns

(for the periods ended December 31, 2013 )

	1 Year	5 Year	Since inception (5/21/2008)
Class A
Return Before Taxes	9.45%	13.55%	2.36%
Return After Taxes on Distributions	7.50%	10.54	(0.40)%
Return After Taxes on Distributions and Sale of Fund Shares	5.82%	9.54%	0.65%
Class C
Return Before Taxes	14.17%	14.06%	2.69%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.56%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	7.38%	18.46%	9.77%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (“the Advisor”).

Sub-Advisor: SMH Capital Advisors, Inc. serves as the Fund’s Sub-Advisor.

Portfolio Managers: Dwayne Moyers, President, Chief Investment Officer and Senior Portfolio Manager of the Sub-Advisor, Morgan Neff, Vice President and Senior Portfolio Manager of the Sub-Advisor, and Daniel Rudnitsky, Portfolio Manager and Vice President of Product Development of the Sub-Advisor, serve as the Fund’s Portfolio Managers.   Messrs. Moyers, Neff and Rudnitsky are jointly and primarily responsible for managing the Fund.  Mr. Moyers has served the Fund in this capacity since the Fund commenced operations in 2008. Mr. Neff has served the Fund in this capacity since October 2011. Mr. Rudnitsky has served the Fund in this capacity since October 2012.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: CATALYST/GROESBECK GROWTH OF INCOME FUND

Investment Objective: The Fund seeks to provide current income that increases over time, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.69%	2.44%	1.44%
Fee Waiver and/or Expense Reimbursement [1]	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.55%	2.30%	1.30%

1 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.30 % for all share classes through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR
	Class A	Class C	Class I
1	$ 724	$ 233	$ 132
3	$ 1,064	$ 747	$ 442
5	$ 1,428	$ 1,288	$ 774
10	$ 2,447	$ 2,766	$ 1,712

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 25 % of the average value of its portfolio.

Principal Investment Strategies:

The Growth of Income Fund invests primarily in dividend-paying common stock of medium and large capitalization companies.  The Fund’s sub-advisor, Groesbeck Investment Management Corp. ("GIM" or the "Sub-Advisor") defines large capitalization companies as those with a market capitalization of $5 billion or more. The Fund’s investments will generally be in common stocks that offer dividend yields above the market average and often show promise for future dividend increases.

The securities selected for the portfolio will generally have a higher level of earnings, revenue, and dividend growth rates than the market average.  The Sub-Advisor also attempts to select securities of companies that have strong balance sheets with a high return on equity and a low dividend payout ratio (the amount of dividends paid as a percentage of profits) .. The Sub-Advisor believes that these are characteristics that generally lead to securities with more sustainable dividends. A company that pays out a smaller portion of its profits as dividends has a better ability to continue to pay or raise its dividends than a company that already pays out a higher percentage of its profits.

The Sub-Advisor, seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities. Characteristics that may lead to the sale of a security include slowing sales and earnings growth and slowing dividend growth or reduced dividends.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Growth of Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 11.58% (quarter ended December 31, 2011), and the lowest return for a quarter was (11.06%) (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 5.57%.

Average Annual Total Returns

(for the periods ended December 31, 2013 )

Class A	1 Year	Since inception (12/30/2009)
Return Before Taxes	19.63%	10.94%
Return After Taxes on Distributions	18.06%	10.18%
Return After Taxes on Distributions and Sale of Fund Shares	12.35%	8.44%
Class C
Return Before Taxes	24.98%	11.67%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	15.60%
Class I	1 Year	Since inception (11/24/10)
Return Before Taxes	27.24%	15.51%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.50%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Sub-Advisor: Groesbeck Investment Management Corp. serves as the Fund’s Sub-Advisor.

Portfolio Managers: Robert Groesbeck, President and Chief Investment Officer of the Sub-Advisor, and Robert P. Dainesi, Executive Vice President and Director of Research of the Sub-Advisor, are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Groesbeck is the Lead Portfolio Manager of the Fund . They have served the Fund in these capacities since the Fund commenced operations in 2009.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST/GROESBECK AGGRESSIVE GROWTH FUND

Investment Objective: The Fund's investment objective is long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	1.86%	2.61%	1.61%
Fee Waiver and/or Expense Reimbursement [2]	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	2.30%	1.30%

1 Estimated for the current fiscal year.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.30% through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$724	$233	$132
3	$1,098	$782	$478

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   Because the Portfolio commenced operations on J uly 29, 2014, the portfolio turnover rate for the last fiscal year is not available.  In the future, the portfolio turnover rate for the most recent fiscal year will be provided here ..

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in rapidly growing companies (i.e., growth stocks). The Fund will primarily invest in the common stocks of U.S. companies with higher growth rates than the S&P 500 Index. While the Fund may invest in companies of any market capitalization, the Fund’s advisor expects that the Fund will invest primarily in small- and mid-capitalization companies. The Fund may also invest in companies domiciled outside the U.S (including emerging markets) with up to 35% of the Fund’s assets.

The sub-advisor’s research has resulted in the development of a proprietary strategy to select faster growing companies with the potential to generate returns that are superior to the S&P 500 Index. Securities are generally sold when the sub-advisor believes that they no longer represent attractive growth opportunities, such as companies with slowing sales or earnings growth.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of investing in the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies;

inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Growth Stock Risk. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Small and Mid Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-

annually. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

Advisor: Catalyst Capital Advisors LLC (the “Advisor”) is the Fund’s investment advisor.

Sub-Advisor: Groesbeck Investment Management Corp. is the Fund’s investment sub-advisor.

Portfolio Manager : Robert Groesbeck serves as the Fund’s Portfolio Manager. Mr. Groesbeck has served the Fund in this capacity since the Fund commenced operations in 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, and $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.   Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND

Investment Objective: The Fund seeks to provide total return, which consists of current income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.58%	0.58%	0.58%[1]
Acquired Fund Fees and Expenses [2]	0.01%	0.01%	0.01% [1]
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%
Fee Waiver and/or Expense Reimbursement [3]	(0.28)%	(0.28)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%	1.26%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.30 % for  Class A and Class C shares and 1.25% for Class I shares through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 725	$ 234	$ 128
3	$ 1,095	$ 779	$ 470
5	$ 1,4 89	$ 1,350	$ 835
10	$ 2,5 88	$ 2,904	$ 1,861

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 42 % of the average value of its portfolio.

Principal investment Strategies:

Normally, the Global TRI Fund invests primarily in a broad range of domestic and international , including emerging markets, fixed income and equity securities. These include debt securities, such as interest-paying bonds and convertible bonds and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries.

The Fund may invest in the securities of companies of any market capitalization or credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds their estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.  The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Fixed Income Risk .. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Global Total Return Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 6.15% (quarter ended September 30, 2012), and the lowest return for a quarter was (2.41)% (quarter ended June 30, 2012 ). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 3.51%.

Average Annual Total Returns

(for the periods ended December 31, 2013 )

Class A	1 Year	Since inception (7/29/2011)
Return Before Taxes	4.13%	6.56%
Return After Taxes on Distributions	2.99%	5.61%
Return After Taxes on Distributions and Sale of Fund Shares	2.82%	4.77%
Class C
Return Before Taxes	8.60%	8.38%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	22.80%	10.83%
Blended Index (reflects no deduction for fees, expenses or taxes)+	11.35%	6. 09%

+Represents a 50%/50% blend of the MSCI AWCI Index and the BofA Merrill Lynch A-AAA 1-3 yr US Corp Index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary. Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (“the Advisor”).

Sub-Advisor: Managed Asset Portfolios, LLC serves as the Fund’s Sub-Advisor.

Portfolio Manager: Michael Dzialo, President and Portfolio Manager of the Sub-Advisor, Peter Swan, International Portfolio Manager of the Sub-Advisor, and Karen Culver, Portfolio Manager and Senior Research Analyst of the Sub-Advisor serve as the Fund’s Portfolio Managers. Messrs. Dzialo and Swan, and Ms. Culver are jointly and primarily responsible for the day-to-day management of the Fund.  Messrs. Dzialo and Swan have served the Fund in this capacity since the Fund commenced operations in 2011 and Ms. Culver has served the Fund in this capacity since 2012.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND

Investment Objective: The Fund's objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.52%	0.52%	0.52%[1]
Acquired Fund Fees and Expenses [2]	0.01%	0.01%	0.01% [1]
Total Annual Fund Operating Expenses	1.78%	2.53%	1.53%
Fee Waiver and/or Expense Reimbursement [3]	(0.22)%	(0.22)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%	1.26%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.30% for  Class A and Class C shares and 1.25% for Class I shares through October 31, 2015.  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits .

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 725	$ 234	$ 128
3	$ 1,083	$767	$ 457
5	$ 1,465	$ 1,326	$ 809
10	$ 2,532	$ 2,849	$ 1,801

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 50 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund primarily invests in equity securities of U.S. and foreign issuers, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may invest in companies of any market capitalization. The Fund may also write covered call options on its equity positions. The allocation of the Fund’s investments to U.S. and foreign issuers and among various levels of market capitalizations may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Stocks are subsequently removed from the portfolio when the stock exceeds their estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Global Appreciation Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 11.14% (quarter ended September 30, 2013 ), and the lowest return for a quarter was (3.84%) (quarter ended June 30, 2012 ). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 6.17%.

Average Annual Total Returns

(for the periods ended December 31, 2013 )

Class A	1 Year	Since inception (7/29/2011)
Return Before Taxes	10.08%	9.55%
Return After Taxes on Distributions	9.40%	8.78%
Return After Taxes on Distributions and Sale of Fund Shares	6.23%	7.19%
Class C
Return Before Taxes	14.95%	11.41%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	22.80%	10.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary. Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (“the Advisor”).

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (“the Advisor”).

Sub-Advisor: Managed Asset Portfolios, LLC serves as the Fund’s Sub-Advisor.

Portfolio Manager s : Michael Dzialo, President and Portfolio Manager of the Sub-Advisor, Peter Swan, International Portfolio Manager of the Sub-Advisor, and Karen Culver, Portfolio Manager and Senior Research Analyst of the Sub-Advisor, serve as the Fund’s Portfolio Managers. Messrs. Dzialo and Swan, and Ms. Culver are jointly and primarily responsible for the day-to-day management of the Fund.  Messrs. Dzialo and Swan have served the Fund in this capacity since the Fund commenced operations in 2011 and Ms. Culver has served the Fund in this capacity since 2012.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: CATALYST/LYONS HEDGED PREMIUM RETURN FUND

Investment Objective: The Fund's objective is to achieve long-term capital appreciation and income with less downside volatility than the equity market ..

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	3.12%	3.12%	3.12%[1]
Total Annual Fund Operating Expenses	4.62%	5.37%	4.37%
Fee Waiver and Reimbursement [2]	(3.12)%	(3.12)%	(3.12)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.50%	2.25%	1.25%

1 Estimated for the current fiscal year.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.25% through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 719	$ 228	$ 127
3	$ 1,624	$ 1,328	$ 1,040
5	$ 2,535	$ 2,419	$ 1,964
10	$ 4,845	$ 5,112	$ 4,325

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the period from the commencement of operations of the Fund to the fiscal year ended June 30, 2014 was 38% of the average value of its portfolio ..

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives by investing in common stocks of U.S. companies and using options to generate premium income, and seeks to hedge against a portion of the downside risk. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but invests primarily in medium and large capitalization stocks. The Fund may purchase such stocks. It may also purchase or sell both put options and call options on such stocks or on equity or other indices in an effort to generate premium income, hedge against downside risk and/or dollar-cost average into a position over time ..

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. To select specific stocks, the sub-advisor uses a proprietary stock selection model that ranks stocks according to fundamental criteria that the sub-advisor believes are indicative of both company strength and relative value.  These criteria include market capitalization, sector, dividend yield, earnings, cash flow and return on capital.

The highest scoring stocks from the quantitative analysis are then researched to identify which companies the portfolio managers believe have the best opportunity to maintain their financial performance and increase in value. Allocations for each of these stocks are then developed. A portion of each allocation may be used to purchase the stock as a long position. The balance of the allocation may be used as collateral against the sale of short-dated put options on stocks meeting the Fund’s investment criteria to generate premium. As these puts expire, new short-dated puts may be sold (written) to generate additional premium. In the cases where sold puts are exercised, the Fund is forced to purchase a stock already being accumulated, and in most cases at a lower cost basis. In the event any put positions are converted through assignment into long stock positions, the Fund may purchase put options on the stock as a hedge against downside price risk. In addition to equity put options, the Fund may purchase put options on equity or other indices as a hedge against price risk of both individuals holdings and the portfolio as a whole.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.   Updated performance information will be available at no cost by calling 1-866-447-4228.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Sub-Advisor: Lyons Wealth Management, LLC serves as the Fund’s investment sub-advisor (the “Sub-Advisor”).

Portfolio Managers: Mr. Alexander Read, Chief Executive Officer and Lead Portfolio Manager of the Sub-Advisor, and Mr. Louis A. Stevens, Managing Director, Research & Portfolio Management of the Sub-Advisor, serve as the Fund’s Portfolio Managers.   Messrs. Read and Stevens are jointly and primarily responsible for managing the Fund. They have served the Fund in this capacity since the Fund commenced operations in 2013.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: CATALYST/LYONS TACTICAL ALLOCATION FUND

Investment Objective: The Fund's objective is to achieve total return, which consists of long-term capital appreciation and current income, with low volatility and low correlation to the equity market.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.27%	0.27%	0.27%[1]
Acquired Fund Fees and Expenses [2]	0.01%	0.01%	0.01%[1]
Total Annual Fund Operating Expenses	1.78%	2.53%	1.53%
Fee Waiver and/or Expense Reimbursement [3]	(0.27)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	2.26%	1.26%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.25 % for all share classes through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 720	$ 229	$128
3	$ 1,078	$ 762	$457
5	$1,460	$1,321	$809
10	$2,528	$2,845	$1,801

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 165 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives by tactically allocating and re-balancing its portfolio among domestic equity and fixed income securities. The Fund's sub-advisor uses a proprietary quantitative tactical allocation model to evaluate the relative attractiveness of equity and fixed income market sectors. This model uses a combination of price momentum, current price relative to long-term moving averages, relative strength of price trend and other price history-based inputs to generate buy and sell signals.  The model signals increasing equity allocation during sustained rallies and signals increasing fixed income allocation, when weaker equity markets are anticipated.

The allocation of the Fund's investments are expected to track the sub-advisor's tactical allocation model.  Asset allocation is evaluated and rebalanced on a monthly basis based on the sub-advisor’s tactical allocation model.  The tactical allocation strategy is designed to signal avoiding equity investments during periods in which equities are expected to significantly underperform fixed income investments. When the model's inputs reach certain thresholds, the model will signal a complete move either out of stocks and into fixed income securities or out of fixed income securities and into stocks, as appropriate.

The model's default state (i.e., when equities are not expected to significantly underperform fixed income investments) is to allocate assets to equities.  To select specific stocks, the sub-advisor uses a proprietary stock selection model that ranks stocks according to fundamental criteria that the sub-advisor believes are indicative of both company strength and relative value.  These criteria include market capitalization, sector, dividend yield, earnings, cash flow and return on capital.  Stocks are sold either when indicated by the stock selection model or when the risk model signals a move out of stocks and into fixed income securities.

When the tactical allocation model signals a move from stocks to fixed income securities, all equity allocations are sold and equal-weight allocations are made to fixed income securities.  These fixed income positions are sold when the risk model signals a move out of fixed income securities and into stocks.

The Fund may invest in common stock of companies of any market capitalization, but has a concentration in medium and large capitalization companies.  Likewise, the Fund may invest in domestic investment-grade fixed income securities of any duration but will be invested primarily in short-term and intermediate-term U.S. Treasury obligations.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.    The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Turnover Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Tactical Allocation Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 13.05% (quarter ended December 31, 2013), and the lowest return for a quarter was 5.12% (quarter ended June 30, 2013). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 4.95%.

Average Annual Total Returns

(for the periods ended December 31, 2013)

Class A	1 Year	Since inception (7/ 2/201 2)
Return Before Taxes	30.47%	24.31%
Return After Taxes on Distributions	28.62%	22.71%
Return After Taxes on Distributions and Sale of Fund Shares	17.49%	18.10%
Class C
Return Before Taxes	36.37%	28.42%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	25.12%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C an Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Sub-Advisor: Lyons Wealth Management, LLC serves as the Fund’s investment sub-advisor (the “Sub-Advisor”).

Portfolio Manager : Mr. Louis A. Stevens, Managing Director, Research & Portfolio Management of the Sub-Advisor serves as the Fund’s Portfolio Manager.  He has served the Fund in this capacity since the Fund commenced operations in 2012.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: CATALYST DYNAMIC ALPHA EQUITY FUND ( formerly, Catalyst/CP Core Equity Fund )

Investment Objective: The Fund's objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.31%	0.31%	0.31%[1]
Total Annual Fund Operating Expenses	1.56%	2.31%	1.31%
Fee Waiver and Reimbursement [2]	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.35%	2.10%	1.10%

1 Estimated for the current fiscal year.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.10% for all share classes through October 31, 2014.  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 705	$ 213	$112
3	$ 1,020	$ 701	$395
5	$ 1,357	$ 1,216	$698
10	$ 2,308	$ 2,630	$1,561

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 108 % of the average value of its portfolio.

Principal investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies.  In addition to common stocks, other types of equity securities in which the Fund may invest include real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”).  Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities defined as common stocks, REITs and ADRs. The Fund is managed using an approach that imposes no limits or restrictions on the market capitalization of its investments.  The Fund’s investment strategy focuses on individual stock selection taking into consideration the stock’s industry group.  Using quantitative measures established by the Sub-Advisor, the Fund seeks to purchase equities which have stronger relative performance than other equities.

The Fund believes that the whole market approach provides one main advantage: it allows a shareholder to participate in all major areas of the U.S. equity market in a single fund, including companies of all sizes with both growth and value characteristics.  In so doing, the Fund uses a proprietary, disciplined and quantitative process so that more stocks can be analyzed on a weekly basis more objectively than by following a more traditional, labor intensive investment process.  The Sub-Advisor uses this process to continually analyze equity securities across various industries as candidates for purchase by the Fund.  From the universe of stocks, the Sub-Advisor employs a proprietary analysis based on stock and industry strength, volatility and other factors to select particular stocks to buy, sell or hold. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Turnover Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Dynamic Alpha Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Performance information for Class I shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended December 31, 2013 ), and the lowest return for a quarter was (1.48%) (quarter ended June 30, 2012 ). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was 13.83%.

Average Annual Total Returns

(for the periods ended December 31, 2013 )

Class A	1 Year	Since inception (12/22/2011)
Return Before Taxes	29.05%	20.14%
Return After Taxes on Distributions	26.53%	18.94%
Return After Taxes on Distributions and Sale of Fund Shares	18.44%	15.62%
Class C
Return Before Taxes	34.84%	22.79%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	23.80%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

 Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Sub-Advisor: Cookson, Peirce & Co., Inc. serves as the Fund’s Sub-Advisor.

Portfolio Manager s : Mr. Bruce W. Miller, Chief Investment Officer of the Sub-Advisor, and Mr. Cory S. Krebs, Senior Vice President of the Sub-Advisor, serve as the Fund’s Portfolio Managers.  Messrs. Miller and Krebs are jointly and primarily responsible for the day-to-day management of the Fund.  They have served the Fund in this capacity since the Fund commenced operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: CATALYST/PRINCETON FLOATING RATE INCOME FUND

Investment Objective: The Fund's objective is to achieve as high a level of current income as is consistent with capital preservation. The Fund’s secondary objective is long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.40%	0.42%	0.35%
Acquired Fund Fees and Expenses[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.69%	2.46%	1.39%
Fee Waiver and/or Expense Reimbursement[2]	(0.20)%	(0.22)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	2.24%	1.24%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses ( excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.20 % for all share classes through October 31, 2015 .  This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund  in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include an additional voluntary fee waiver not reflected in the table above.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 619	$ 227	$ 126
3	$ 964	$ 746	$425
5	$ 1,331	$ 1,291	$746
10	$ 2,362	$ 2,780	$1,656

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 92 % of the average value of its portfolio.

Principal Investment Strategies:

In order to accomplish the Fund’s objectives, the Fund will invest in a portfolio composed mainly of corporate senior secured bank loans (sometimes referred to as “adjustable rate loans” or “floating rate loans”).  These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated between BBB and B (commonly referred to as “high yield” or “junk bonds”).  Such loans are considered to be speculative investments. Although the Fund has no restrictions on the maturity of investments, normally the floating rate loans will have remaining maturities of 10 years or less.  Also, these loans have historically had recovery rates of 60% - 70% or more. The “recovery rate” is the amount of an investment recovered through foreclosure or bankruptcy procedures in the event of a default, expressed as a percentage of face value. The Fund will invest primarily in floating rate loans and other floating rate investments, but also may invest in other high-yield securities from time to time based on the macroeconomic and interest rate outlook as determined by the Fund’s sub-advisor.

The Fund’s sub-advisor employs a disciplined fundamental value approach to investing in these floating and fixed rate securities. Each investment decision carefully weighs potential risks to capital while seeking attractive yields. The sub-advisor seeks to add value through thoughtful asset allocations and a disciplined, research-intensive approach to company and security selection.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; and short-term debt obligations, repurchase agreements and cash and cash equivalents that do not otherwise qualify as floating rate debt. Additionally, the Fund may receive equity securities from capital restructurings related to the floating rate securities in which it invests. The Fund’s Sub-Advisor may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions.

The Sub-Advisor employs a pro-active portfolio management approach and pursues both a “top down” industry view and a “bottoms up” individual credit analysis to maximize income and minimize losses.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Credit Risk. Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due.  The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.  In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares.

Demand for Loans Risk .  An increase in demand for loans may benefit a fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the fund and the rights provided to the fund under the terms of the applicable loan agreement, and may increase the price of loans that the fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in a fund's portfolio, which could cause the fund's net asset value to decline.

Equity Securities Incidental to Investments in Loans Risk .  The value of equity securities in which the Fund invests may be affected more rapidly, and to a greater extent,

by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund’s net asset value.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Interest Rate Risk.   Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Limited Secondary Market for Floating Rate Loans Risk .  Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility.

Liquidity for Floating Rate Loan Funds Risk ..  If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Non-diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

Prepayment and Extension Risks.  Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected.  Both prepayment and extension risks may impact the Fund’s profits and/or require it to pay higher yields than were expected.

Valuation Risk ..  The Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or Sub-Adviser deems it advisable to do so.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Floating Rate Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 3.74% (quarter ended March 31, 2013), and the lowest return for a quarter was (0.15)% (quarter ended June 30, 2013). The Fund’s Class A year-to-date return for the period ended September 30, 2014 was

2.23%.

Average Annual Total Returns

(for the periods ended December 31, 2013)

Class A	One Year/Since inception (12/ 31/201 2)
Return Before Taxes	3.63%
Return After Taxes on Distributions	2.00%
Return After Taxes on Distributions and Sale of Fund Shares	2.02%
Class C
Return Before Taxes	6.95%
S & P LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes)	5.12%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

Advisor: Catalyst Capital Advisors LLC (“Catalyst” or “Advisor”) is the Fund’s investment advisor.

Sub-Advisor: Princeton Advisory Group, Inc. (“Princeton” or “Sub-Advisor”) serves as the Fund’s Sub-Advisor.

Portfolio Managers: Munish Sood and Paul Malecki serve as the Fund's Portfolio Managers. Messrs. Sood and Malecki are jointly and primarily responsible for the day-to-day management of the Fund.  They have served the Fund in this capacity since the Fund commenced operations in 2012.

Purchase and Sale of Fund Shares:  The minimum initial investment in each share class of the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST MACRO STRATEGY FUND

Investment Objective: The Fund's objective is capital appreciation with positive returns in all market conditions

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[1]	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses[2]	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	2.59%	3.34%	2.34%
Fee Waiver and/or Expense Reimbursement [3]	(0.27)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.32%	3.07%	2.07%

1 Estimated for the current fiscal year.

  2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.70% through October 31, 2015 . This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$ 797	$ 310	$ 210
3	$ 1,310	$ 1,002	$ 705

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the period from March 11, 2014 (the commencement of operations of the Fund) to the fiscal year ended June 30, 2014 was 204% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund seeks to participate in the upside of the equity markets while seeking to minimize the impact of the market’s downside during periods of extreme market stress. The Fund will make investments that the Fund’s sub-advisor believes offers a high probability of return, or, alternatively, that provides a high degree of safety during uncertain market conditions. These investments include equity securities with market capitalizations over $200 million and fixed income securities of any credit quality and duration including US Treasury securities, corporate bonds and foreign fixed income securities, including those of emerging markets. The Fund may be long or short in these securities by taking positions in individual securities, individual stock options, index options, financial futures, exchange traded funds (“ETFs”), inverse ETFs or other investment companies. The Fund may invest up to 50% of its assets in one or more  inverse ETFs during uncertain market conditions.

The Fund will tactically allocate among securities using both fundamental and technical analysis to identify the relative strength of and trends in the Fund’s potential portfolio investments. The Fund uses a quantitative methodology to screen for securities for the portfolio focusing on fundamental valuation metrics such as price to free cash flow, price to operating income, EBIT to enterprise value and other financial metrics.  The Fund also evaluates potential securities using technical analysis including momentum, trading volumes, option flows, seasonality and proprietary technical indicators. The Fund also focuses on companies involved in corporate events such as spin-offs, share buybacks and corporate insider trading activity.

The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate. Securities are sold (or purchased back in the case of securities sold short) when they no longer meet the target risk return profile. The Fund attempts to control risk through various techniques including scaling in or out of positions, using position limits and using stop orders.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change ..

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective .. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Equity Security Risk.   Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Inverse ETF Risk.  Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

New Sub-Advisor Risk. Although the Sub-Advisor has managed individual separate accounts in the past, the Sub- Advisor has not previously managed a mutual fund.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Mid Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Turnover Risk.  The Fund may have portfolio turnover rates significantly in excess of 100% and may, at times, exceed 1,000%.  Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Underlying Fund Risk.    Other investment companies including mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

Advisor: Catalyst Capital Advisors LLC (the “Advisor”) is the Fund’s investment advisor.

Sub-Advisor: Castle Financial & Retirement Planning Associates Inc. (the “Sub-Advisor”) is the Fund’s investment sub-advisor.

Portfolio Managers: Al Procaccino, II, President, Chief Executive Officer and Chief Compliance of the Sub-Advisor, and Korey Bauer, Vice President, Analyst and Market Technician of the Sub-Advisor, serve as the Fund's Portfolio Managers. Mr. Procaccino is the Lead Portfolio Manager for the Fund. Mr. Procaccino and Mr. Bauer have served the Fund in these capacities since the Fund’s inception in 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, and $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND

Investment Objective: The Fund's objective is long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.   More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 144 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 91 and Waiver of Up-Front Sales Charge on Class A Shares on page 92.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	1.99%	2.74%	1.74%
Fee Waiver and/or Expense Reimbursement [1]	(0.49)%	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	2.25%	1.25%

1 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses ) at 1.25% through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$719	$228	$127
3	$1,119	$804	$500
5	$1,543	$1,406	$898
10	$2,721	$3,035	$2,011

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the period from December 31, 2013 (the commencement of operations of the Fund) to the fiscal year ended June 30, 2014 was 384% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests primarily in the common stocks of companies in the Russell 3000 Index that have announced their intention to repurchase a portion of the company’s outstanding shares. The Fund may invest in companies of any market capitalization. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities.

Catalyst Capital Advisors LLC (“Catalyst” or “Advisor”) uses investment model  portfolios provided by the Fund’s portfolio consultant, Choice Financial Partners, Inc. d/b/a EquityCompass Strategies ("EquityCompass" or the “Portfolio Consultant”) to manage the Fund’s investments. The model portfolios are based on the Portfolio Consultant’s share buyback investment strategy, which is based on the premise that stocks of companies that announce share buybacks will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.  This positive signal to the market may cause the value of the shares to rise after the share buyback announcement. In constructing the model portfolio, the Portfolio Consultant utilizes numerous quantitative techniques in identifying share repurchase announcements that it considers the most-favorable. In determining  the favorability of a share buyback announcement, the Portfolio Consultant analyzes a wide array of firm and security specific characteristics in addition to buyback-announcement specific factors including, without limitation, the size of the announced share buyback, the length of time since the announcement has been made, as well as the price reaction, volatility, liquidity, trading patterns and volume of the underlying shares, post-announcement. The Fund’s portfolio will be actively managed, which is expected to result in significant portfolio turnover in the process of investing in the most favorable buyback situations and exiting less favorable positions. Stocks are typically sold from the portfolio when the Portfolio Consultant believes that the majority of the excess returns from the buyback announcement have been realized or when more favorable investment opportunities arise. The share buyback model recommendations are provided to the Advisor and implemented at the Advisor’s discretion. The Advisor conducts all trades for the Fund.

The Portfolio Consultant generally attempts to manage risk by including equal-weighted positions in the model portfolio, seeking to limit the potential adverse impact from any one stock, and by implementing size and liquidity constraints in considering a security for inclusion in the model portfolio and other risk measures.  However, there may be times (e.g., when certain positions appreciate or depreciate significantly or there is a relatively low number of companies doing buybacks) when equal weighting of the Fund’s positions is difficult to maintain.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Buyback Strategy Risk. The Portfolio Consultant’s share buyback strategy is based on the premise that stocks of companies that announce share buybacks will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.  This positive signal to the market may cause the value of the shares to rise after the share buyback announcement.  However, the announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance.  The Fund’s returns will be adversely affected if the Portfolio Consultant selects stocks that subsequently decline in value.

Model and Data Risk. The Portfolio Consultant’s strategy relies heavily on quantitative models (both proprietary models developed by the Portfolio Consultant and those supplied by third parties) and information and data supplied by third parties (collectively, “Models and Data”). Models and Data are used to construct sets of transactions and investments to be included in a model portfolio, as well as to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the Portfolio Consultant are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Mid Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Turnover Risk:  Because stocks are generally sold from the portfolio within three to four months after purchase, the Fund may have portfolio turnover rates significantly in excess of 100.  Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-866-447-4228.

Advisor: Catalyst is the Fund’s investment advisor.

Portfolio Consultant: EquityCompass serves as the Fund’s portfolio consultant.

Portfolio Manager and Portfolio Management Consultant: Michael Schoonover, Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager, and Timothy M. McCann, Senior Portfolio Manager of the Portfolio Consultant, serves as the Fund’s Portfolio Management Consultant.

Mr. Schoonover and Mr. McCann have served the Fund in these capacities since the Fund’s inception in 2013.

Purchase and Sale of Fund Shares:  The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, or $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change a Fund’s investment objective, shareholders will be given 60 days’ advance notice.

Fund	Investment Objective
Catalyst Small-Cap Insider Buying Fund	The Fund’s investment objective is to achieve long-term capital appreciation.
Catalyst Hedged Insider Buying Fund	The Fund’s investment objective is to achieve long-term capital appreciation.
Catalyst Insider Buying Fund	The Fund’s investment objective is to achieve long-term capital appreciation.
Catalyst Insider Long/Short Fund	The Fund’s investment objective is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.
Catalyst Activist Investor Fund	The Fund’s investment objective is long term capital appreciation.
Catalyst Insider Income Fund	The Fund’s investment objective is high current income with low interest rate sensitivity.
Catalyst Absolute Total Return Fund	The Fund’s investment objective is sustainable income and capital appreciation, and lower volatility than the market.
Catalyst Event Arbitrage Fund	The Fund’s investment objective is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.
Catalyst Hedged Futures Strategy Fund	The Fund's investment objective is capital appreciation and capital preservation in all market conditions, with low volatility and low correlation to the US equity market.
Catalyst/SMH High Income Fund	The Fund investment objective is to provide a high level of current income with capital appreciation as a secondary objective.
Catalyst/SMH Total Return Income Fund	The Fund investment objective is to provide total return, which consists of current income and capital appreciation.
Catalyst/Groesbeck Growth of Income Fund	The Fund investment objective is to provide current income that increases over time, and as a secondary objective, capital appreciation.
Catalyst/Groesbeck Aggressive Growth Fund	The Fund’s investment objective is long-term capital appreciation.
Catalyst/MAP Global Total Return Income Fund	The Fund investment objective is to provide total return, which consists of current income and capital appreciation.
Catalyst/MAP Global Capital Appreciation Fund	The Fund’s investment objective is to achieve long-term capital appreciation.
Catalyst/Lyons Hedged Premium Return Fund	The Fund’s investment objective is to achieve long-term capital appreciation and income with less downside volatility than the equity market.
Catalyst/Lyons Tactical Allocation Fund	The Fund’s investment objective is to long-term capital appreciation and income with low volatility and low correlation to the equity market.
Catalyst Dynamic Alpha Fund	The Fund’s investment objective is to achieve long-term capital appreciation.
Catalyst/Princeton Floating Rate Income Fund	The Fund's investment objective is to achieve as high a level of current income as is consistent with capital preservation. The Fund’s secondary objective is long-term capital appreciation.
Catalyst Macro Strategy Fund	The Fund’s investment objective is capital appreciation with positive returns in all market conditions.
Catalyst/EquityCompass Buyback Strategy Fund	The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund’s main investment strategies are discussed in the Summary Section for the Fund and are the strategies that the Advisor and/or Sub-Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that each Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 1-866-447-4228 or visit the Funds’ website at www.CatalystMF.com .

Catalyst Small-Cap Insider Buying Fund

The Fund seeks to achieve its investment objective by investing primarily in common stocks of small capitalization U.S. companies. The Fund will purchase positions in stocks that are experiencing insider buying by corporate executives, directors or large activist shareholders. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in small-cap stocks defined as stocks of companies with less than $4 billion in market capitalization. This is a non-fundamental policy of the Fund and may be changed upon 60 days notice to shareholders of the Fund.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders or large activist shareholders know more about the prospects of the company than anybody else.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst Hedged Insider Buying Fund

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization. The Fund seeks to invest in companies that have exhibited recent insider buying by corporate executives or directors. The Fund will also buy put options or write covered and uncovered call options on the equity indexes to hedge downside risk and reduce volatility.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider buying and selling activity data over long periods of time has resulted in the development of a proprietary method of analyzing insider buying and selling activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders know more about the prospects of the company they run than anybody else.

The Advisor’s investment process focuses on insider identities (as defined by a person’s position in the company), insider motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund may also purchase put options or write call options on stocks that have exhibited recent insider selling by corporate executives or directors that the Advisor believes are unattractive and likely to underperform.

To secure the Fund's obligation to cover its short positions on options, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

Catalyst Insider Buying Fund

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund will purchase positions in stocks that are experiencing insider buying by corporate executives, directors, large shareholders or activist shareholders. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but intends to emphasize larger capitalization stocks.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders and large or activist shareholders know more about the prospects of the company than anybody else.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

Catalyst Insider Long/Short Fund

The Fund seeks to achieve its investment objective by investing primarily in common stocks and options of U.S. companies.  The Fund will take long and short positions in equity securities of companies that are experiencing significant amounts of insider buying and selling. The Fund will take long positions in stocks that are experiencing significant insider buying and take counteracting short positions, primarily through selling stocks short and put options, in those companies that are experiencing insider selling or no insider buying. The Fund may invest in companies of any market capitalization, including smaller-sized companies.

The Advisor uses public information on insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long term capital appreciation with low volatility and low correlation to the general equity markets. The Fund’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for long and short positions. Long positions are sold and short positions are covered (bought back) when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst Activist Investor Fund

The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that are experiencing significant activist investor activity. The Fund will typically invest in the common stocks of mid- to large-capitalization U.S. companies, but it may invest in companies of any market capitalization. The Fund may also invest in foreign equity securities.

The Fund’s Advisor uses public information that is filed with the SEC on activist investor activity for its investment decisions. The Advisor defines an “activist investor” as a shareholder, or group of shareholders, of a publicly traded company that seek to influence change in management or operations by acquiring a significant stake in the company. The Advisor’s research of activist investor data over long periods of time has resulted in the development of a proprietary method of analyzing activist investor activity that it believes can provide long-term capital appreciation. The underlying thesis is that certain activist investors are successful at influencing change in companies and increasing shareholder value. The Fund seeks to follow these activist investors and capture similar gains as those realized by the activist investors.

The investment process focuses on the activist investor identity, activist investor track record, industry and market trends, potential motivations, filing disclosures, firm size, liquidity, and other factors. Stocks are sold when activist investors sell their positions, the change intended by the activist investor is achieved, or when the position no longer provides the desired return relative to the level of risk.

The Fund is classified as “non-diversified” for purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Catalyst Insider Income Fund

The Fund seeks to achieve its investment objective by investing primarily in short-term U.S. corporate bonds issued by corporations whose executives are purchasing shares of the company’s common stock. The Fund may invest in corporate bonds of any credit quality (including “junk” bonds), effective maturity or average modified duration, but intends to hold a majority of the portfolio in investment grade (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc. or Fitch, Inc.) corporate bonds with an average effective maturity of less than four years and an average modified duration of less than three and a half years.

The Advisor uses public information that is filed with the SEC on corporate insider buying activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can substantially reduce the likelihood of bankruptcy. The underlying thesis is that corporate insiders know more about the prospects of the company than anybody else and would not take a stake in the equity of their company if the company were in jeopardy of declaring bankruptcy.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select what the Advisor believes to be the most significant insider buying signals – the signals that are historically associated with companies that have avoided bankruptcy. Corporate bonds meeting the insider activity screen criterion are analyzed and selected in attempt to establish a portfolio with the target credit quality, duration, maturity and SEC yield. Bonds are held to maturity but may be sold if insider trading trends reverse in a manner the Advisor believe to be significant.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Catalyst Absolute Total Return Fund

The Fund seeks to achieve its investment objective by investing in instruments that pay high dividends or distributions, including high dividend common stock of U.S. companies of any market capitalization; REITs; MLPs; preferred stocks; bonds of any credit quality, maturity or duration; CEFs; ETFs; options; and other instruments. To manage risk and reduce the impact of market volatility, the Fund also writes covered call options.

The Fund’s sub-advisor seeks to invest in companies that are committed to returning cash to shareholders on an ongoing basis, either through dividends, partnership distributions, or consistent share buybacks. The sub-advisor’s research and experience have led to the development of a proprietary strategy for identifying, evaluating and monitoring performance in the asset classes that meet the Fund’s investment requirements. The sub-advisor continually re-evaluates allocations in order to optimize risk-adjusted return.

The Fund typically writes covered calls to manage risk, generate premiums and reduce the impact of market volatility. The Fund may also write out of the money put options (put options where the price of the underlying security is higher than the strike price of the option). In an effort to generate returns uncorrelated to the general equity market, the Fund may purchase a CEF and sell short an ETF in order to capture the difference between the CEF share price and its net asset value.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Catalyst Event Arbitrage Fund

The Fund seeks to achieve its investment objective by investing in securities of companies that are the focus of corporate events such as mergers, acquisitions, restructurings, spin-offs recapitalizations and other special situation investments. The Fund’s investments will primarily consist of long and short common stock and preferred stock equity positions and combinations of call and put options on equity securities. The Fund may invest in securities of companies of any market capitalization.

Event arbitrage involves the purchase of securities of companies which are the subject of cash tender offers, cash mergers, stock mergers, acquisition attempts, exchange offers or other forms of corporate reorganizations or restructurings, such as liquidations, proxy contests, spin-offs or bankruptcy reorganizations.  Event arbitrage is designed to profit from the successful completion of such transactions, as profits or losses depend on realizing the price differential between the market price of the securities purchased and the value ultimately realized from their disposition, plus any dividends and interest received, and less transaction costs such as brokers’ commissions and interest expense.

Following the public announcement of a proposed corporate event, a determination is made on whether or not the Fund should take a portfolio position with respect to the transaction.  This determination normally is made after: (i) a review of information regarding the proposed transaction and the companies involved; (ii) an evaluation of the securities offered; (iii) an estimate of the time until completion of the transaction, (iv) a study of possible risks and problems that could delay or cause cancellation of the transaction; (v) a study of tax implications of possible investment strategies; (vi) a determination as to what, if any, hedging strategy should be used; (vii) a projection of the expected value and annualized rate of return for the transaction is made; and (viii) a decision as to how much capital, if any, to invest in the transaction.

If the portfolio manager determines that it is probable that the transaction will be consummated at the proposed or a higher price and securities can be purchased at a sufficient discount to the expected value, then the Fund may purchase securities of the target company and sell short securities of the offeror.  After establishment of an initial position, the Fund may increase or decrease its position based on subsequent events and information.  If the transaction is consummated, the Fund will then exchange securities of the target company which it has accumulated for the cash or securities, as the case may be, issued by the offeror and, if applicable, may cover its short position in the securities of the offeror.

Because the Fund’s profit from a long arbitrage investment is largely related to the consummation of a transaction, the Fund will not acquire the securities of a company involved in an announced transaction that the portfolio manager believes will not be consummated.  In such cases, the Fund may sell short the target company’s securities in the expectation that if the transaction is not completed, the price of the target company’s securities will decline.

The Fund may invest in securities of companies which are not currently involved in an extraordinary corporate event, but about which publications or other sources of public information suggest a possibility of such future activity.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst Hedged Futures Strategy Fund

Under normal circumstance the Fund invests primarily in long and short call and put options on Standard & Poor’s 500 Index (“S&P”) futures contracts and in cash and cash equivalents, including high-quality short-term (3 months or less) fixed income securities such as U.S. Treasury securities.

The Fund seeks to achieve its investment objective by buying and selling options and option spreads on stock index futures. By trading options and options spreads, the Fund seeks to profit in three ways:  (1) premium collection - this technique yields profits as sold options’ value declines over time.  Profit is captured when sold options are repurchased at a reduced value, or when they expire worthless, allowing retention of the original sales proceeds; (2) volatility trading – market prices of options are highly dependent on anticipated volatility of the underlying stock indexes.  The Fund may enter options positions designed to hedge or profit from either an increase or a decrease in stock index volatility; and (3) trend following – under certain conditions, the Fund may enter options spreads that will profit from an established price trend. However, in general, the strategy does not depend on a prediction of equity market direction, and is designed to produce returns that are not correlated with equity market returns.

The Fund uses an extensive historical database of stock index price movement to assist in determining high probability exercise prices at which to enter option spreads. In addition, the Fund employs various technical analyses including studies of price, volume, momentum and sentiment to further optimize position entries. The Fund regularly evaluates market volatility and other technical behavior and adapts the strategy’s entry, adjustment, and position sizing criteria to current market conditions.  The Fund places a strong focus on risk management intended to provide consistency of returns and to mitigate the extent of losses. Positions are entered on a continuous basis across different option exercise prices and expiration months. Supported by sophisticated options analysis software, the Fund employs strict risk management procedures to adjust portfolio exposure as necessitated by changing market conditions.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the SEC or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize primarily options that are “section 1256 contracts.”

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/SMH High Income Fund

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds and convertible securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, SMH Capital Advisors, Inc., the Fund’s sub-advisor (“SMHCA” or “Sub-Advisor”), conducts fundamental credit research on each issuer.  Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

•

Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

In addition, the Fund may also invest in other investment companies to the extent permitted by federal law and any exemptions granted to the Fund by the SEC.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/SMH Total Return Income Fund

Normally, the TRI Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships, bank notes and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets will be invested in equity securities. Subject to the provisions of the Investment Company Act of 1940 (the “1940 Act”) and any applicable exemptive orders, the Fund may invest in other investment companies, including Business Development Companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization but generally focuses on stocks with capitalization between $1 billion and $10 billion.

The Fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company’s country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.  The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality), also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, Inc. (“SMHCA” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/Groesbeck Growth of Income Fund

The Growth of Income Fund invests primarily in dividend-paying common stock of medium and large capitalization companies.  The Fund’s sub-advisor, Groesbeck Investment Management Corp. (“GIM” or the “Sub-Advisor”) defines large capitalization companies as those with a market capitalization of $5 billion or more. The Fund’s investments will generally be in common stocks that offer dividend yields above the market average and often show promise for future dividend increases.

The securities selected for the portfolio will generally have a higher level of earnings, revenue, and dividend growth rates than the market average.  The Sub-Advisor also attempts to select securities of companies that have strong balance sheets with a high return on equity and a low dividend payout ratio (the amount of dividends paid as a percentage of profits) .. The Sub-Advisor believes that these are characteristics that generally lead to securities with more sustainable dividends. A company that pays out a smaller portion of its profits as dividends has a better ability to continue to pay or raise its dividends than a company that already pays out a higher percentage of its profits.

The Sub-Advisor, seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities. Characteristics that may lead to the sale of a security include slowing sales and earnings growth and slowing dividend growth or reduced dividends.

Catalyst/Groesbeck Aggressive Growth Fund

The Fund seeks to achieve its investment objective by investing in rapidly growing companies (i.e., growth stocks). The Fund will primarily invest in common stocks of U.S. companies with higher growth rates than the S&P 500 Index. While the Fund may invest in companies of any market capitalization, the Fund’s advisor expects that the Fund will invest primarily in small- and mid-capitalization companies. The Fund may also invest in companies domiciled outside the U.S. (including emerging markets) with up to 35% of the Fund’s assets.

The sub-advisor’s research has resulted in the development of a proprietary strategy to select faster growing companies with the potential to generate returns that are superior to the S&P 500 Index. Securities may be sold when the sub-advisor believes that they no longer represent attractive growth opportunities, such as companies with slowing sales or earnings growth.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Catalyst/MAP Global Total Return Income Fund

Normally, the Global TRI Fund invests primarily in a broad range of domestic and international, including emerging markets, fixed income and equity securities. These include debt securities, such as interest-paying bonds and convertible bonds and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries.

The Fund may invest in the securities of companies of any market capitalization or credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company’s country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds their estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Catalyst/MAP Global Capital Appreciation Fund

The Fund primarily invests in equity securities of U.S. and foreign issuers, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may invest in companies of any market capitalization. The Fund may also write covered call options on its equity positions. The allocation of the Fund’s investments to U.S. and foreign issuers and among various levels of market capitalizations may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company’s country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Stocks are subsequently removed from the portfolio when the stock exceeds their estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Catalyst/Lyons Hedged Premium Return Fund

The Fund seeks to achieve its investment objectives by investing in common stocks of U.S. companies and using options to generate premium income and seeks to hedge against a portion of the downside risk. The Fund may invest in companies of any market capitalization , including smaller sized companies, but invests primarily in medium and large capitalization stocks. The Fund may purchase such stocks. It may also purchase or sell both put options and call options on such stocks or on equity or other indices in an effort to generate premium income, hedge against downside risk and/or dollar-cost average into a position over time.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. To select specific stocks, the sub-advisor uses a proprietary stock selection model that ranks stocks according to fundamental criteria that the sub-advisor believes are indicative of both company strength and relative value.  These criteria include market capitalization, sector, dividend yield, earnings, cash flow and return on capital

The highest scoring stocks from the quantitative analysis are then researched to identify which companies the portfolio managers believe have the best opportunity to maintain their financial performance and increase in value. Allocations for each of these stocks are then developed. A portion of each allocation may be used to purchase the stock as a long position. The balance of the allocation may be used as collateral against the sale of short-dated put options on stocks meeting the Fund’s investment criteria to generate premium. As these puts expire, new short-dated put may be sold (written) to generate additional premium. In the cases where sold puts are exercised, the Fund is forced to purchase a stock already being accumulated, and in most cases at a lower cost basis. In the event any short put positions are converted through assignment into long stock positions, the Fund may purchase put options on the stock as a hedge against downside price risk. In addition to equity put options, the Fund may purchase put options on equity or other indices as a hedge against price risk of both individuals holdings and the portfolio as a whole. In addition to equity put options, the Fund may purchase put options on equity or other indices as a hedge against price risk of both individuals holdings and the portfolio as a whole. To secure the Fund's obligation to cover its short option positions, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/Lyons Tactical Allocation Fund

The Fund seeks to achieve its investment objectives by tactically allocating and re-balancing its portfolio among domestic equity and fixed income securities. The Fund’s sub-advisor uses a proprietary quantitative tactical allocation model to evaluate the relative attractiveness of equity and fixed income market sectors. This model uses a combination of price momentum, current price relative to long-term moving averages, relative strength of price trend and other price history-based inputs to generate buy and sell signals.  The model signals increasing equity allocation during sustained rallies and signals increasing fixed income allocation, when weaker equity markets are anticipated.

The allocation of the Fund’s investments are expected to track the sub-advisor’s tactical allocation model.  Asset allocation is evaluated and rebalanced on a monthly basis based on the sub-advisor’s tactical allocation model. The tactical allocation strategy is designed to signal avoiding equity investments during periods in which equities are expected to significantly underperform fixed income investments. When the model’s inputs reach certain thresholds, the model will signal a complete move either out of stocks and into fixed income securities or out of fixed income securities and into stocks, as appropriate.

The model’s default state (i.e., when equities are not expected to significantly underperform fixed income investments) is to allocate assets to equities.  To select specific stocks, the sub-advisor uses a proprietary stock selection model that ranks stocks according to fundamental criteria that the sub-advisor believes are indicative of both company strength and relative value.  These criteria include market capitalization, sector, dividend yield, earnings, cash flow and return on capital.  Stocks are sold either when indicated by the stock selection model or when the risk model signals a move out of stocks and into fixed income securities.

When the tactical allocation model signals a move from stocks to fixed income securities, all equity allocations are sold and equal-weight allocations are made to fixed income securities or to a group of exchange traded funds (ETFs) that invest in bonds.  These fixed income positions are sold when the risk model signals a move out of fixed income securities and into stocks.

The Fund may invest in common stock of companies of any market capitalization, but has a concentration in medium and large capitalization companies. Likewise, the Fund may invest in domestic investment-grade fixed income securities of any duration, or ETFs investing in such fixed income securities, but will be invested primarily in short-term and intermediate-term U.S. Treasury obligations. The Fund may also purchase put options on both equity index and fixed income ETFs in an effort to hedge against downside price risk.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst Dynamic Alpha Fund

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies.  In addition to common stocks, other types of equity securities in which the Fund may invest include real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”).  Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities defined as common stocks, REITs and ADRs. This is a non-fundamental policy of the Fund and may be changed upon 60 days’ notice to shareholders of the Fund.  The Fund is managed using an approach that imposes no limits or restrictions on the market capitalization of its investments.  The Fund’s investment strategy focuses on individual stock selection taking into consideration the stock’s industry group.  Using quantitative measures established by the Sub-Advisor, the Fund seeks to purchase equities which have stronger relative performance than other equities.

The Fund believes that the whole market approach provides one main advantage: it allows a shareholder to participate in all major areas of the U.S. equity market in a single fund, including companies of all sizes with both growth and value characteristics.  In so doing, the Fund uses a proprietary, disciplined and quantitative process so that more stocks can be analyzed on a weekly basis more objectively than by following a more traditional, labor intensive investment process.  The Sub-Advisor uses this process to continually analyze equity securities across various industries as candidates for purchase by the Fund.  From the universe of stocks, the Sub-Advisor employs a proprietary analysis based on stock and industry strength, volatility and other factors to select particular stocks to buy, sell or hold.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/Princeton Floating Rate Income Fund

In order to accomplish the Fund’s objectives, the Fund will invest in a portfolio composed mainly of corporate senior secured bank loans (sometimes referred to as “adjustable rate loans” or “floating rate loans”).  These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated between BBB and B (commonly referred to as “High Yield” or “junk bonds”).  Although the Fund has no restrictions on the maturity of investments, normally the floating rate loans will have remaining maturities of 10 years or less.  Also, these loans have historically had recovery rates of 60% - 70% or more. The “recovery rate” is the amount of an investment recovered through foreclosure or bankruptcy procedures in the event of a default, expressed as a percentage of face value. The Fund will invest primarily in floating rate loans and other floating rate investments, but also may invest in other high-yield securities from time to time based on the portfolio manager’s macroeconomic and interest rate outlook. Floating rate loans offer a coupon that is tied to a variable interest rate such as LIBOR which resets every 90 days or less. Thus, as short-term interest rates rise (or fall) this coupon is adjusted to compensate.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities. This is a non-fundamental policy of the Fund and may be changed upon 60 days’ notice to shareholders of the Fund.  Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as floating rate debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940. Additionally, the Fund may receive equity securities from capital restructurings related to the floating rate securities in which it invests. The Fund’s Sub-Advisor may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions.

When the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Fund may invest use hedging strategies or invest in securities believed by the Advisor or Sub-Advisor to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Fund invests defensively, it may not achieve its investment objective.

From a philosophical standpoint, the preservation of capital is essential, and strong credit skills are the foundation of the Sub-Advisor’s asset selection process.  Thorough and continual analysis of issuer viability is the best way of preserving capital through business and economic cycles.

The Sub-Advisor employs a pro-active portfolio management approach and pursues both a “top down” industry view and a “bottoms up” individual credit analysis to maximize income and minimize losses. The majority of its research and analysis is done internally, focusing on analyzing macroeconomic, industry and company specific information. The Sub-Advisor employs “best practices” in its approach to credit and risk management, supported by the services of external research and informational services to complement its internal efforts. The Sub-Advisor also assesses cash flow, liquidity, asset and enterprise value and management in its asset selection in order to identify investments that are likely to maintain value through downturns. In addition to active credit monitoring and portfolio management, the Sub-Advisor maintains a disciplined approach to creating portfolio diversification.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst Macro Strategy Fund

The Fund seeks to participate in the upside of the equity markets while seeking to minimize the impact of the market’s downside during periods of extreme market stress. The Fund will make investments that the Fund’s sub-advisor believes offers a high probability of return, or, alternatively, that provides a high degree of safety during uncertain market conditions. These investments include equity securities with market capitalizations over $200 million and fixed income securities of any credit quality and duration including US Treasury securities, corporate bonds and foreign fixed income securities, including those of emerging markets. The Fund may be long or short in these securities by taking positions in individual securities, individual stock options, index options, financial futures, exchange traded funds (“ETFs”), inverse ETFs or other investment companies. Fixed income investments, other than in US Treasury securities, will generally be made using ETFs or other investment companies. The Fund may invest up to 50% of its assets in one or more  inverse ETFs during uncertain market conditions. Inverse ETFs are ETFs that are constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark.

The Fund will tactically allocate among securities using both fundamental and technical analysis to identify the relative strength of and trends in the Fund’s potential portfolio investments. The Fund uses a quantitative methodology to screen for securities for the portfolio focusing on fundamental valuation metrics such as price to free cash flow, price to operating income, EBIT to enterprise value and other financial metrics.  The Fund also evaluates potential securities using technical analysis including momentum, trading volumes, option flows, seasonality and proprietary technical indicators. The Fund also focuses on companies involved in corporate events such as spin-offs, share buybacks and corporate insider trading activity.

The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate. Securities are sold (or purchased back in the case of securities sold short) when they no longer meet the target risk return profile. The Fund attempts to control risk through various techniques including scaling in or out of positions, using position limits and using stop orders.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Catalyst/EquityCompass Buyback Strategies Fund

The Fund invests primarily in the common stocks of companies in the Russell 3000 Index that have announced their intention to repurchase a portion of the company’s outstanding shares. The Fund may invest in companies of any market capitalization. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities.

 The Advisor uses investment model portfolios provided by the Fund’s Portfolio Consultant, EquityCompass to manage the Fund’s investments. The model portfolios are based on the Portfolio Consultant’s share buyback investment strategy, which is based on the premise that stocks of companies that announce share buybacks will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.  This positive signal to the market may cause the value of the shares to rise after the share buyback announcement. In constructing the model portfolio, the Portfolio Consultant utilizes numerous quantitative techniques in identifying share repurchase announcements that it considers the most-favorable in constructing the share buyback model. In determining the favorability of a share buyback announcement, the Portfolio Consultant analyzes a wide array of firm and security specific characteristics in addition to buyback-announcement specific factors including, without limitation, the size of the announced share buyback, the length of time since the announcement has been made, as well as the price reaction, volatility, liquidity, trading patterns and volume of the underlying shares, post-announcement. The Fund’s portfolio will be actively managed, which is expected to result in significant portfolio turnover in the process of investing in the most favorable buyback situations and exiting less favorable positions. Stocks are typically sold from the portfolio when the Portfolio Consultant believes that the majority of the excess returns from the buyback announcement have been realized or when more favorable investment opportunities arise. The share buyback model recommendations are provided to the Advisor and implemented at the Advisor’s discretion. The Advisor conducts all trades for the Fund.

The Portfolio Consultant generally attempts to manage risk by including equal-weighted positions in the model portfolio, seeking to limit the potential adverse impact from any one stock, and by implementing size and liquidity constraints in considering a security for inclusion in the model portfolio and other risk measures.  However, there may be times (e.g., when certain positions appreciate or depreciate significantly or there is a relatively low number of companies doing buybacks) when equal weighting of the Fund’s positions is difficult to maintain.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Temporary Defensive Positions

From time to time, each Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Funds may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.   While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.    If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although a Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Manager-of-Managers Order (Catalyst Activist Investor Fund, Catalyst Insider Income Fund, Catalyst Absolute Total Return Fund, Catalyst Hedged Futures Strategy Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Groesbeck Aggressive Growth Fund, Catalyst/Lyons Hedged Premium Return Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Macro Strategy Fund, Catalyst/EquityCompass Buyback Strategy Fund and Catalyst/Princeton Floating Rate Income Fund Only)

The Trust and the Advisor have applied for and obtained an exemptive order (the "Order") from the SEC that would permit the Advisor, with the Trust's Board of Trustees' approval, to enter into sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  The Order permits the Advisor, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Advisor and the Trustees believe such action will benefit the Fund and its shareholders.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that a Fund will achieve its objective .. Each Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a complete investment program.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of the Prospectus.

Risks	Catalyst Funds
	Small-Cap Insider	Hedged Insider Buying	Insider Buying	Insider Long/Short	Event Arbitrage	Hedged Futures	Macro Strategy
Credit Risk							●
Derivatives Risk		●
Emerging Market Risk							●
Equity Security Risk							●
Fixed Income Risk						●	●
Foreign Securities Risk							●
Futures Risk						●	●
Hedging Risk						●
Index Risk						●
Inverse ETF Risk							●
Junk Bond Risk							●
Leverage Risk		●
Limited History of Operations							●
Liquidity Risk						●
Management Risk	●	●	●	●	●	●	●
Market Risk	●	●	●	●	●	●	●
Medium (Mid) Capitalization Stock Risk		●					●
New Sub-Advisor Risk							●
Non-diversification Risk	●			●	●	●	●
Options Risk		●		●	●	●	●
Real Estate Risk
Regulatory Risk						●
Security Risk	●	●	●	●	●		●
Segregation Risk		●
Short Selling Risk				●	●		●
Small Capitalization Stock Risk	●	●	●	●	●		●
Turnover Rate Risk	●	●	●	●	●		●
Underlying Fund Risk							●
U.S. Agency Security						●

Risks		Catalyst Funds
	High Income	Total Return Income	Growth of Income	Global Total Return Income	Global Capital Appreciation	Hedged Premium Return	Tactical Allocation	Dynamic Alpha	Floating Rate Income
Acquired Funds Risk		●							●
Convertible Securities Risk	●	●		●
Credit Risk	●	●		●
Credit Risk for Floating Rate Loan Funds									●
Demand for Loans									●
Equity Securities Incidental to Investments in Loans									●
Emerging Markets Risk				●
Fixed Income Risk				●			●
Foreign Securities Risk		●		●	●			●	●
Income Risk	●	●		●
Interest Rate Risk	●	●
Interest Rate Risk for Floating Rate Funds									●
Junk Bond Risk	●	●		●					●
Limited History of Operations Risk						●
Limited Secondary Market for Floating Rate Loan Funds Risk									●
Liquidity for Floating Rate Loan Funds Risk									●
Lower Quality Debt Risk	●	●		●
Management Risk	●	●	●	●	●	●	●	●	●
Market Risk	●	●	●	●	●	●	●	●
Medium (Mid) Capitalization Stock Risk			●	●	●		●	●
Non-diversification Risk	●	●				●	●	●	●
Options Risk		●		●	●	●
Prepayment and Extension for Floating Rate Loans									●
Real Estate Risk		●						●
Security Risk	●	●	●	●	●	●	●
Smaller Capitalization Stock Risk		●		●	●	●	●	●
Turnover Rate Risk							●	●
Valuation of Loans									●

Risks	Activist Investor	Insider Income	Absolute Total Return	Aggressive Growth	Equity Compass Buyback Strategies
Acquired Funds Risk			●
Buyback Strategy Risk					●
Credit Risk		●	●
Equity Security Risk	●		●	●
Fixed Income Risk		●	●
Foreign Securities Risk	●			●
Growth Stock Risk				●
Hedging Risk			●
Interest Rate Risk		●
Junk Bond Risk		●	●
Limited History of Operations Risk	●		●	●	●
Management Risk		●	●	●	●
Market Risk	●	●	●	●	●
Medium (Mid) Capitalization Stock Risk	●		●	●	●
Model and Data Risk					●
New Sub-Advisor Risk
Non-diversification Risk	●	●	●	●	●
Options Risk			●
Real Estate Risk			●
Security Risk	●	●	●	●	●
Short Selling Risk			●
Smaller Capitalization Stock Risk	●		●	●	●
Turnover Risk		●			●
Acquired Funds Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the acquired funds.  By investing in acquired funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the acquired funds, including any contingent deferred sales charges and redemption charges.  Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the acquired funds.

Buyback Strategy Risk. The Portfolio Consultant’s share buyback strategy is based on the premise that stocks of companies that announce share buybacks will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.  This positive signal to the market may cause the value of the shares to rise after the share buyback announcement.  However, the announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance.  The Fund’s returns will be adversely affected if the Portfolio Consultant selects stocks that subsequently decline in value. The Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

Convertible Securities Risk.  Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities.  If a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Credit Risk for Floating Rate Loans.  Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of a fund’s shares, and the fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of a fund’s investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by a fund, the fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by a fund and likely lead to a decline in the net asset value of the fund’s shares.

A fund generally invests in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal a fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, a fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which a fund has invested, may not satisfy the borrower’s obligation to the fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, a fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating a fund’s rights to the collateral.

The floating rate debt in which a fund invests is generally rated lower than investment-grade credit quality, i.e., rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. A fund’s investments in lower than investment-grade floating rate loans will generally be rated at the time of purchase between “B3” and “Ba1” by Moody’s, “B-” and “BB+” by S&P or, if not rated, would be of similar credit quality. Investment decisions for a fund will be based largely on the credit analysis performed by the sub-adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

Demand for Loans.   An increase in demand for loans may benefit a fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the fund and the rights provided to the fund under the terms of the applicable loan agreement, and may increase the price of loans that the fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in a fund's portfolio, which could cause the fund's net asset value to decline.   The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly. Since 2008, the market has contracted, characterized by limited new loan issuance and payoffs of outstanding loans. The number of market participants also decreased during that period. Although the number of new loans being issued in the market is increasing, there can be no assurance that the size of the loan market, and the number of participants, will return to earlier levels.

Derivatives Risk .. A Fund may use derivatives to enhance returns or hedge against market declines. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.  Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk:   Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage.  In addition, it is anticipated that the Underlying Pools will be "notionally funded" - that is their nominal trading level will exceed the cash deposited in the trading accounts.  Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

Liquidity Risk :  Although it is anticipated that the derivatives traded by the Fund will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.  Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day's settlement price which a futures contract price may fluctuate during a single day.  During a single trading day no trades may be executed at prices beyond the daily limit.  Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position.  It is also possible that an exchange or the Commodity Futures Trading Commission ("CFTC"), which regulates commodity futures exchanges, may suspend trading in a particular contract, order immediate settlement of a contract or order that trading to the liquidation of open positions only.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.   For example, emerging markets may experience significant declines in value due to political and currency volatility.  Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property.   The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Incidental to Investments in Loans Risk .  The value of equity securities in which a fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in a fund’s net asset value. A fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information a fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.

Equity Security Risk.   Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.  Depository receipts maintain substantially the same risks as those associated with investments in foreign securities and may be under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities.

Futures Risk. The Fund’s use of stock index futures as a substitute for stocks or to enhance returns involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Growth Stock Risk. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole.  In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Interest Rate for Floating Rate Loans.  Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in a fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on a fund’s yield will also be affected by whether, and the extent to which, the floating rate debt in the fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on floating rate debt in a fund’s portfolio experience a general decline, the yield on the fund’s shares will fall and the value of the fund’s assets may decrease, which will cause the fund’s net asset value to decrease. With respect to a fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. The values of fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

Inverse ETF Risk:   Investing in inverse ETFs may result in increased volatility due to the funds’ possible use of short sales of securities and derivatives such as options and futures.  The use of leverage by an ETF  increases risk to the Fund.  The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk).  Such securities may also include “Rule 144A” securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Limited Secondary Market for Floating Rate Loans.  Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market.

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans in which a fund invests will be relatively illiquid.

In addition, the floating rate loans in which a fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede a fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained. A fund may have difficulty disposing of floating rate loans if it needs cash to repay debt, to fund redemptions, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

These considerations may cause a fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. A fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.

From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leverage Loan Index declined by 32% (which included a decline of 3.06% on a single day) prior to rebounding substantially in 2009 and into 2011. Declines in a fund’s share price or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause a fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, a fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that a fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Liquidity for Floating Rate Loans Risk.  If a loan is illiquid, a fund might be unable to sell the loan at a time when a fund’s manager might wish to sell, thereby having the effect of decreasing the fund’s overall level of liquidity. Further, as described in Valuation of Loans below, the lack of an established secondary market may make it more difficult to value illiquid loans, which could result in floating rate loans being assigned values which prove to be higher than the amounts that a fund ultimately realizes upon its actual sales of those loans. A fund may make investments that become less liquid in response to market developments or adverse investor perception, including but not limited to, those circumstances described in Limited Secondary Market for Floating Rate Loans above. A fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the fund.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock and bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Stocks and bonds involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the security’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Medium (Mid) Capitalization Stock Risk.  To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  These companies may experience higher failure rates than larger companies.  Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.  Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Model and Data Risk. The Portfolio Consultant’s strategy relies heavily on quantitative models (both proprietary models developed by the Portfolio Consultant and those supplied by third parties) and information and data supplied by third parties (collectively, “Models and Data”). Models and Data are used to construct sets of transactions and investments to be included in a model portfolio, as well as to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the Portfolio Consultant are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.

New Sub-Advisor Risk. The sub-advisor has limited experience managing a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the advisor’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Sub-Advisor and the Sub-Adviser may not achieve the intended result in managing the Fund.

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If  unhedged, a Fund’s written calls expose the Fund to potentially unlimited losses.

Prepayment and Extension for Floating Rate Loans.  Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, a fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. For a fund’s fixed rate investments, prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by a fund later than expected, which may decrease the value of the obligation and may prevent the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Security Risk.   The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in securities that may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, lack of earnings, failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Segregation Risk. In order to secure its obligations to cover its short positions on options, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Turnover Rate Risk:   The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Underlying Fund Risk.    Other investment companies including mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund. Additional risks of investing in ETFs and mutual funds are described below:

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Closed-End Fund Risk.  Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Closed-end funds are also subject to management risk because the adviser to the underlying closed-end fund may be unsuccessful in meeting the fund's investment objective.  These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by the Fund.  Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

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ETF Tracking Risk:  Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.

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Inverse Correlation Risk:  Underlying Funds that are inverse funds should lose value as the index or security tracked by such fund’s benchmark increases in value; a result that is the opposite from traditional mutual funds.  Successful use of inverse funds requires that the adviser correctly predict short term market movements.  If the Fund invests in an inverse fund and markets rise, the Fund could lose money.  Inverse funds may also employ leverage such that their returns are more than one times that of their benchmark.

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Management Risk:  When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

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Mutual Fund Risk.  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing will be higher than the cost of investing directly in a mutual fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Mutual funds are also subject management risk because the adviser to the underlying mutual fund may be unsuccessful in meeting the fund's investment objective and may temporarily pursue strategies which are inconsistent with the Fund's investment objective.

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Net Asset Value and Market Price Risk:  The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.

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Strategies Risk:  Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Valuation of Loans.  A fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if a fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or sub-adviser deems it advisable to do so. Even if a fund itself does not own a relatively large portion of a particular loan, the fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The combination of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by a fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the fund.

Portfolio Holdings Disclosure Policies

A description of the Funds’ policies regarding disclosure of the securities in the Funds’ portfolios is found in the Statement of Additional Information.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Each Fund calculates its net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  Each Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

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the name of the Fund and share class

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the dollar amount of shares to be purchased

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a completed purchase application or investment stub

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check payable to the applicable Fund

Multiple Classes

Each Fund offers Class A , Class C and Class I shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Each class of shares represents an interest in the same portfolio of investments in a Fund.  Not all share classes may be available in all states.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.

The up-front Class A sales charge and the commissions paid to dealers for the Small Cap Insider Buying Fund, Hedged Insider Buying Fund, Insider Buying Fund, Insider Long/Short Fund, Activist Investor Fund, Absolute Total Return Fund, Event Arbitrage Fund, Hedged Futures Strategy Fund, Total Return Income Fund, Global Total Return Income Fund, Global Capital Appreciation Fund, Growth of Income Fund, Aggressive Growth Fund, Hedged Premium Return Fund, Tactical Allocation Fund , Dynamic Alpha Fund , Macro Strategy Fund and Equity Compass Buyback Strategies Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

The up-front Class A sales charge and the commissions paid to dealers for the Insider Income Fund, High Income Fund and Floating Rate Income Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.25%	4.44%	3.50%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within two years of purchase. For Class A shares purchased prior to November 1, 2014, the CDSC may be assessed on shares redeemed within 18 months of purchase.

For each Fund, if you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds’ Advisor may pay a commission out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more in accordance with the following schedule: 1.00% of Class A shares purchases of $1,000,000 to $ 4, 999, 999; 0.50% of Class A shares purchases of $5,000,00 0 to $ 9, 999, 999; and 0.25% of Class A shares purchases of $10,000,000 and over.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Catalyst Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at  the Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Catalyst Funds’ investments held by the members of your immediately family, including the value of Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Funds’ Advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Funds’ Advisor or its affiliates and certain employee benefit plans for employees of the Funds’ investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Funds’ Advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 866-447-4228.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Funds at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Funds’ website at www.CatalystMF.com .

Class C Shares

You can buy class C shares at NAV.  Class C shares are subject to a 12b-1 fee of 1.00%. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class I Shares

Sales of Class I shares are not subject to a front-end sales charge or an annual 12b-1 fee.

Opening an Account

You may purchase shares directly through the Funds’ transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in a Fund for the first time, please call toll-free 1-866-447-4228 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds’ transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

Catalyst Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha NE 68130

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or a Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  Each Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the applicable Fund.  Your investment in a Fund should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  Each Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  Each Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-866-447-4228 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Funds.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in each share class of a Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account.  The minimum subsequent investment in a Fund is $50.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Funds’ transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Funds may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at 1-866-447-4228.

Additional Investments

The minimum subsequent investment in the Funds is $50.  You may purchase additional shares of a Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-866-447-4228 or by writing to the Fund at:

Catalyst Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha NE 68130

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, each Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  A Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.

 HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Funds’ transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in a Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Catalyst Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha NE 68130

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

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Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

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Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Funds may also require that signatures be guaranteed for redemptions of $100,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-866-447-4228 if you have questions.  At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in a Fund by calling the transfer agent at 1-866-447-4228.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-866-447-4228.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.  All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Exchange Privilege

You may exchange shares of a particular class of a Fund only for shares of the same class of another Fund. For example, you can exchange Class A shares of the Small-Cap Insider Buying Fund for Class A shares of the High Income Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

Converting Shares

Shareholders of a Fund may elect on a voluntary basis to convert their shares in one class of the Fund into shares of a different class of the same Fund, subject to satisfying the eligibility requirements for investment in the new share class.  Shares may only be converted into a share class with a lower expense ratio than the original share class.

An investor may directly or through his or her financial intermediary contact the Funds to request a voluntary conversion between share classes of the same Fund as described above.  You may be required to provide sufficient information to establish eligibility to convert to the new share class.  All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, redemption fee or other charge.  A share conversion within a Fund will not result in a capital gain or loss for federal income tax purposes.  The Funds may change, suspend or terminate this conversion feature at any time.

 DISTRIBUTION PLANS

Each Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Funds’ Plan related to the Class A Shares, each Fund may pay an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”) for shareholder services and distribution related expenses. Each Fund is currently paying a Class A 12b-1 Fee of 0.25% of its average daily net assets. If authorized by the Board of Trustees and upon notice to shareholders, the Fund may increase the percentage paid under the Plan up to the Class A 12b-1 Fee amount. All or a portion of the distribution and services fees may be paid to your financial advisor for providing ongoing services to you.

Class C Shares

Under the Funds’ Plan related to the Class C Shares, each Fund may pay an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares. All or a portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

 VALUING THE FUNDS’ ASSETS

Each Fund’s assets are generally valued at their market value.  If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially effects fair value, the Advisor will value the Funds’ assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of a Fund’s securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.  The Funds may use pricing services to determine market value.  The NAV for a Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

 DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund.  Each Fund expects that its distributions will consist of both capital gains and dividend income.  The Insider Income Fund, High Income Fund, Total Return Income Fund and Floating Rate Income Fund intend to make monthly dividend distributions; the Small-Cap Insider Buying Fund, Hedged Insider Buying Fund, Insider Buying Fund, Insider Long/Short Fund, Activist Investor Fund, Absolute Total Return Fund, Aggressive Growth Fund, Event Arbitrage Fund, Hedged Futures Strategy Fund, Global Capital Appreciation Fund, Hedged Premium Return Fund, Tactical Allocation Fund , Dynamic Alpha Fund , Macro Strategy Fund and Buyback Strategy Fund intend to make annual dividend distributions; and the Growth of Income Fund and Global Total Return Income Fund intend to make quarterly distributions if applicable. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually

Taxes

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

 MANAGEMENT OF THE FUNDS

Advisor

Catalyst Capital Advisors LLC, a New York limited liability company located at 22 High Street, Huntington, NY serves as Advisor to the Funds. The Advisor was formed on January 24, 2006.  Management of the Funds is currently its primary business.  Under the terms of the management agreement, Catalyst Capital Advisors LLC is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Managers:

David Miller -   Senior Portfolio Manager of the Advisor (Catalyst Small-Cap Insider Buying Fund, Catalyst Hedged Insider Buying Fund, Catalyst Insider Buying Fund, Catalyst Insider Long/Short Fund, Catalyst Activist Investor Fund and Catalyst Insider Income Fund)

David Miller is a senior portfolio manager and co-founder of Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Small-Cap Insider Buying Fund, Hedged Insider Buying Fund, Insider Buying Fund , Insider Long/Short Fund and Activist Investor Fund and Insider Income Fund since their inceptions.  Prior to founding the Advisor, Mr. Miller was the CEO of Investment Catalyst, an investment newsletter he founded in 2005. The Investment Catalyst newsletter worked to identify undervalued stocks with a near term catalyst for appreciation.  Mr. Miller was a trader with UBS, working on the equity derivatives desk from July 2002 until December 2002.  Mr. Miller was the CEO of MovieDaze Media Group, a search engine marketing company that he co-founded in 2003 and sold in 2006.  He received a BS in Economics from the University of Pennsylvania, Wharton School and a MBA in Finance from the University of Michigan, Ross School of Business.

Jerry Szilagyi -   CEO and Portfolio Manager of the Advisor (Catalyst Hedged Insider Buying Fund)

Jerry Szilagyi, CFA, is CEO and co-founder of Catalyst Capital Advisors LLC and has been co-portfolio manager of the Hedged Insider Buying Fund since its inception in 2010. Mr. Szilagyi is also President of MFund Services LLC, a mutual fund management and administration company, since 2012; President of MFund Distributors LLC, a mutual fund marketing company, since 2012; President of Mutuals Advisors, Inc., an investment advisory firm, since 2011; and President of Abbington Capital Group LLC, a management consulting company, since  1998. Mr. Szilagyi was CEO of ThomasLloyd Global Asset Management (Americas) LLC from September 2006 to April 2010, EVP Business Development of Integrity Mutual Funds, Inc. from 2003 to 2006 and EVP Corporate Development of Orbitex Financial Services Group from 1998 to 2003. Prior to 1998, Mr. Szilagyi was active as a consultant and investment banker in the financial services industry. He received a B.S. in Engineering from Rensselaer Polytechnic Institute and an MBA in Finance from New York University’s Stern School of Business.

Paul Rosenberg - Portfolio Manager of the Advisor (Catalyst Event Arbitrage Fund)

Paul Rosenberg is a Portfolio Manager of the Advisor and has been responsible for the day-to-day management of the Event Arbitrage Fund’s portfolio since the predecessors fund’s inception in 1997. From 1997 until joining the Advisor in May, 2012, Mr. Rosenberg was the founding member of Charter Management, LLC and Charter Advisers, Inc. His previous professional experience also includes serving as Director of Research at Paulson & Co., a New York based hedge fund manager, and as a Senior Analyst in the merger and acquisition department of Credit Suisse First Boston.  Mr. Rosenberg has a Bachelor of Science degree in Finance and International Business from Northeastern University.

Edward S. Walczak - Portfolio Manager of the Advisor (Catalyst Hedged Futures Strategy Fund)

Edward S. Walczak is a Portfolio Manager of the Advisor and has been responsible for the day-to-day management of the Hedged Futures Strategy Fund’s portfolio and its predecessor fund since its inception in 2005. From 2005 until joining the Advisor in August, 2013, Mr. Walczak was the Managing Member and portfolio manager of Harbor Financial, LLC, a registered Commodity Trading Advisor and Commodity Pool Operator. His previous professional experience also includes serving as the Vice President for Operations of Acuity Specialty Products; Vice President of Supply Chain, Vice President of Purchasing and Vice President of Engineering of Brach and Brock Confections; and Captain of the U.S. Army Corps. Mr. Walczak has a Bachelor of Arts degree in Physics and Economics from Middlebury College and a Master of Business Administration from Harvard University’s Graduate School of Business.

Michael Schoonover - Portfolio Manager of the Advisor (Catalyst Insider Income Fund)

Mr. Schoonover has served as a portfolio manager of Catalyst since November 2013. He has been responsible for the day-to-day management of the Insider Income Fund. Mr. Schoonover began his association with the Advisor in 2011 as a research consultant supporting the implementation and back testing of quantitative strategies. In March 2013, he became a senior analyst at the Adviser to provide investment research for several mutual funds. From 2005 -2011, he served in various technical and scientific management roles with the Perrigo Company. Mr. Schoonover has an MBA with high distinction from the University of Michigan Ross School of Business and a BS from the University of Michigan.

Sub-Advisor: Absolute Total Return Fund

ATR Advisors, LLC (“ATR”), a Connecticut limited liability company, located at 2452 Black Rock Turnpike, Fairfield, CT 06825-2407, serves as sub-advisor to the Fund. In addition to serving as investment sub-advisor to the Fund, it provides investment advice and investment management services to individuals and trusts.

Under the supervision of the Fund’s Advisor, ATR is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, ATR is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay ATR the management fees that the Advisor receives from the Fund.

Portfolio Managers: Absolute Total Return Fund

Shawn Blau and William Kennedy are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Shawn Blau, PhD - Principal and Portfolio Manager of ATR

Mr. Blau, PhD has been a Principal and Portfolio Manager of ATR since January 2003 and is responsible for the day-to-day management of the Absolute Total Return Fund since its inception. He has co-managed portfolios using the Absolute Total Return Strategy since 2003. Mr. Blau has also served as a portfolio manager for Westport Resources Management since 2011. Mr. Blau taught Management, Statistics, Entrepreneurship, and Psychology at Sacred Heart University from 2001 to 2006, University of Bridgeport from 2008 to 2010, and Fairfield University from 1996 to 1999. He holds a B.A. in Economics, an M.A. in Psychology and a PhD in Cognitive Psychology and Psychometrics.

William Kennedy - Portfolio Manager of ATR

Mr. Kennedy is a Portfolio Manager of ATR and has co-managed the Absolute Total Return Fund with Mr. Blau since its inception. He has co-managed portfolios using the Absolute Total Return Strategy since joining ATR in 2009. From 1996 to 2009, he served as an independent private equity consultant assisting small companies in raising capital. Mr. Kennedy was one of a team of portfolio managers at Loews / CNA in New York from 1985 to 1996 that managed a large municipal bond portfolio for the CNA Insurance Companies. He began his financial services career at General Electric Co. in 1980 where he completed GE’s Financial Management Program, holding positions in corporate finance, investments and auditing while working at GE Pension Trust, GE Capital Corporation and a GECC insurance subsidiary, Puritan Insurance. He holds a B.A. in Economics and a B.B.A. in Finance.

Sub-Advisor: Catalyst/SMH High Income Fund and Catalyst /SMH Total Return Income Fund

SMH Capital Advisors, Inc. (“SMHCA”) a Texas corporation and registered investment advisor located at 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is it the investment sub-advisor to the Funds. SMHCA is an investment management firm serving institutions and individuals. In addition to serving as a sub-advisor, SMHCA serves high net worth individuals, pension and profit sharing plans and charitable organizations. SMHCA is a subsidiary of The Edelman Financial Group Inc. (“TEFG”), a financial service holding company with principal office in Houston, Texas and Fairfax, Virginia, and an indirect wholly-owned subsidiary of Lee Summer LP., a holding company formed by equity investors led by Lee Equity Partners, LLC (“LEP”) and Ric Edelman.

  Subject to the oversight and approval of the Advisor, SMHCA is responsible for making investment decisions and executing portfolio transactions for the Funds. In addition, SMHCA is responsible for maintaining certain transaction and compliance related records of the Funds. As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay SMHCA 50% of the management fees that the Advisor receives from the Funds.

Portfolio Managers: Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund

Dwayne Moyers, Morgan Neff and Daniel Rudnitsky, as portfolio managers, are primarily and jointly responsible for the day-to-day management of the Funds’ portfolios.

Dwayne Moyers -   President, Chief Investment Officer, and Senior Portfolio Manager, SMHCA - Fort Worth Division

Dwayne Moyers has served as President of SMHCA since March 2012 and previously was Senior Vice President of SMHCA since October 2000.  He has been a Senior Portfolio Manager and the Chief Investment Officer at SMHCA and its predecessors since 1991 with responsibility for research and the investment selection process for the SMH portfolios.  He has served as portfolio manager of the Fund since its inception. As portfolio manager and Chief Investment Officer, Dwayne Moyers has helped grow client assets at SMHCA. Mr. Moyers was born in 1968 in Fort Worth, Texas. Before joining SMHCA , Mr. Moyers was a credit analyst with the Tandy Corporation. In 1991, he joined SMHCA as a portfolio manager. He became Chief Investment Officer and Senior Portfolio Manager in 1995. He holds a bachelor’s degree in business administration from the University of Texas at Arlington.

Morgan Neff -   Vice President and Senior Portfolio Manager, SMHCA - Fort Worth Division

Morgan Neff joined SMHCA in 2003 as SVP and Head Trader. In 2009, he was made Portfolio Manager and Head Trader.. He has served as portfolio manager of the Fund since October 2011 and in March 2012 was promoted to Vice President and Senior Portfolio Manager. As Senior Portfolio Manager, Mr. Neff’s responsibilities include research and credit analysis, day-to-day portfolio management, investment origination and financial modeling. In conjunction with the rest of the portfolio management team, Mr. Neff stays abreast of current market and company news that may affect positions in the portfolios or those that are under consideration.   Mr. Neff holds a bachelor degree in business administration from the University of Texas at Arlington.

Daniel Rudnitsky - Portfolio Manager and Vice President of Product Development, SMHCA - Fort Worth Division

Daniel Rudnitsky joined SMH Capital Advisors in 2012 and serves as Portfolio Manager and Vice President of Product Development. Mr. Rudnitsky is responsible for developing platform relationships and provides additional analysis and expansion to the products and services offered by SMHCA’s investment team. Mr. Rudnitsky has over 15 years of financial industry experience. Prior to joining the SMHCA team, Mr. Rudnitsky was Assistant Vice President for New York Life Insurance Company from 2010 through 2012. He served as Vice President for Rockfleet Financial Services, Inc. in 2010 and Associate Director at Bear Stearns Asset Management from 2007 through 2008. Dan has also previously worked for Alliance Bernstein Investments and the Dreyfus Corporation. Mr. Rudnitsky holds a bachelor degree in Business Administration with a concentration in Finance from Ramapo College of New Jersey.

Sub-Advisor: Catalyst/Groesbeck Growth of Income Fund and Catalyst/Groesbeck Aggressive Growth Fund

Groesbeck Investment Management Corp. (“GIM” or “Sub-Advisor”) a New Jersey corporation located at 12 Route 17 North, Paramus, New Jersey 07652, is the investment sub-adviser to the Fund. In addition to serving as a Sub-Advisor, GIM provides investment advice to high net worth individuals, pension and profit sharing plans and charitable organizations. GIM is controlled by Robert Groesbeck.

Subject to the oversight and approval of the Advisor, GIM is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, GIM is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay GIM 50% of the management fees that the Advisor receives from the Fund.

Portfolio Managers: Catalyst/Groesbeck Growth of Income Fund and Catalyst/Groesbeck Aggressive Growth Fund

Robert Groesbeck and Robert Dainesi are primarily and jointly responsible for the day-to-day management of the Growth of Income Fund’s portfolio.

Robert Groesbeck is responsible for the day- to- day management of the Aggressive Growth Fund’s portfolio.

Robert P. Groesbeck, CFA - President and Chief Investment Officer of GIM (Catalyst/Groesbeck Growth of Income Fund and Catalyst/Groesbeck Aggressive Growth Fund)

Robert P. Groesbeck , CFA, has served as President, Chief Investment Officer and Portfolio Manager of GIM since 1993 with responsibility for portfolio design, portfolio management and risk/return disposition of the GIM portfolios. He has served as portfolio manager of the Growth of Income Fund since its inception. Prior to founding GIM, Mr. Groesbeck worked at Argus Investors’ Counsel from 1967 to 1993. Mr. Groesbeck has a BS degree from Saint Peter’s College and an MBA from New York University. He also holds a Chartered Financial Analyst designation and is a member of the New York Society of Securities Analysts.

Robert P. Dainesi -   Executive Vice President and Director of Research of GIM (Catalyst/Groesbeck Growth of Income Fund)

Robert P. Dainesi has served as Executive Vice President, Director of Research and Portfolio Manager of GIM since 1993. He has served as co-portfolio manager of the Growth of Income Fund since its inception. Before teaming with Mr. Groesbeck at GIM, Mr. Dainesi was a portfolio manager with Asiel & Co. from 1992 to1993 and with Sturdivent & Co. from 1991 to 1992. Prior to that, he was a security analyst with Value Line from 1987 to 1991. Mr. Dainesi holds a bachelor’s degree from Queens College and an MBA from Bernard M. Baruch College. He is a member of the CFA Institute and the New York Society of Securities Analysts.

Sub-Advisor: Catalyst/ MAP Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund

Managed Asset Portfolios, LLC (“MAP” or “Sub-Advisor”) a Delaware limited liability corporation located at 950 West University, Suite 100, Rochester, MI 48307, is the investment sub-adviser to the Funds listed above. In addition to serving as a Sub-Advisor, MAP provides investment advice to high net worth individuals, pension and profit sharing plans and charitable organizations. MAP is controlled by Michael Dzialo.

Subject to the oversight and approval of the Advisor, MAP is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, MAP is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay MAP 50% of the management fees that the Advisor receives from the applicable Fund.

Portfolio Managers: Catalyst/MAP Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund

Michael Dzialo, Peter Swan and Karen Culver are primarily and jointly responsible for the day-to-day management of the Funds’ portfolios.

Michael S. Dzialo - President and Portfolio Manager of MAP

Michael Dzialo has served as President and portfolio manager since founding the firm in 2000. He has served as portfolio manager of the Global Total Return Income Fund and Global Capital Appreciation Fund since their inceptions. Prior to founding MAP, Mr. Dzialo worked at H&R Block Financial Advisors (formerly OLDE Discount Corp.) from 1987 to 2000. Mr. Dzialo has a Bachelor of Science degree in Finance and Graduate Studies in Finance from Wayne State University.

Peter J. Swan -   International Portfolio Manager of MAP

Peter Swan has served as international portfolio manager of MAP since 2002. He has served as portfolio manager of the Global Total Return Income Fund and Global Capital Appreciation Fund since their inceptions. Prior to joining MAP, Mr. Swan worked at Pacific Growth Equities from 1999 to 2002 and at H&R Block Financial Advisors (formerly OLDE Discount Corp.) from 1994 to 1999. Mr. Swan has Bachelor of Science degrees in Business Administration and Agriculture from the University of Arkansas.

Karen Culver -   Portfolio Manager and Senior Research Analyst of MAP

Karen Culver has served as a Portfolio Manager and Senior Research Analyst of MAP and as a portfolio manager of the Global Total Return Income Fund and Global Capital Appreciation Fund since 2012. Ms. Culver joined MAP in 2001. She served as Senior Research Analyst between 2001-2010 and Assistant Portfolio Manager and Senior Research Analyst between 2010 and 2012.

Sub-Advisor: Catalyst/Lyons Hedged Premium Return Fund and Catalyst/Lyons Tactical Allocation Fund

Lyons Wealth Management, LLC, (“Lyons” or the “Sub-Advisor”) located at 807 West Morse Blvd., Suite 105, Winter Park, FL 32789 is the investment sub-advisor to the Funds. The Sub-Advisor was founded in 2009 and is a registered investment advisor providing customized investment management services to high net worth individuals and associated trusts, estates, pension and profit sharing plans.

Subject to the oversight and approval of the Advisor, the Sub-Advisor is primarily responsible for the day-to-day management of the Funds’ portfolios. In addition, the Sub-Advisor is responsible for maintaining certain transaction and compliance related records of the Funds. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay Lyons 50% of the net management fees that the Advisor receives from the Funds.

Portfolio Managers: Tactical Allocation Fund and Hedged Premium Return Fund

Alexander Read and Louis Stevens are primarily and jointly responsible for the day-to-day management of the Hedged Premium Return Fund’s portfolio.

Mr. Stevens is responsible for the day-to-day management of the Tactical Allocation Fund’s portfolio.

Alexander Read - Chief Executive Officer and Lead Portfolio Manager of Lyons

Mr. Read is the Chief Executive Officer and Lead Portfolio Manager of Lyons, responsible for overseeing the development, management and distribution of the firm’s investment strategies. He is the lead member of the firm’s investment committee on equities and derivatives. He has served as a portfolio manager of the Hedged Premium Return Fund’s inception.

Mr. Read was a wealth manager for the private client group at Merrill Lynch, managing both institutional and individual assets. In 1997, he transitioned to become the Chief Executive Officer and lead portfolio manager of his own firm focusing on derivative overlay strategies for high net worth clients with concentrated stock positions. Mr. Read is a graduate of the Phillips Exeter Academy, holds a BA in Economics from Lake Forest College, and also completed the Executive Management Program at Rollins College. Mr. Read designed and has continued to develop the option trading strategy over the course of his 20 years career.

Louis A. Stevens -  Managing Director, Research & Portfolio Management of Lyons

Mr. Stevens has served as Managing Director, Research & Portfolio Management of Lyons since 2011, and has served in portfolio management since 2010. He has served as a portfolio manager of the Hedged Premium Return Fund and the Tactical Allocation Fund since the its inception. From 2007-2010, Mr. Stevens was Chief Financial Officer for Huneidi Group, a family office, where he served briefly as Chief Operating Officer for the group’s Gulf Cryo subsidiary. From 2003-2007, he served as founder and Chief Executive Officer of Keystone Portfolio Management. Mr. Stevens holds an MBA from Harvard Business School and a BA from Lake Forest College.

Sub-Advisor: Catalyst Dynamic Alpha Fund

Cookson, Peirce & Co., Inc., (“CP” or the “Sub-Advisor”) located at 555 Grant Street, Suite 380, Pittsburgh, PA 15219 is the investment sub-adviser to the Funds. The Sub-Advisor was founded in 1984 and is a registered investment adviser.  Over the last 20 years, the Sub-Advisor has managed the assets of some of the country’s most prominent families and institutions.

Subject to the oversight and approval of the Advisor, the Sub-Advisor is primarily responsible for the day-to-day management of the Funds’ portfolios. In addition, the Sub-Advisor is responsible for maintaining certain transaction and compliance related records of the Funds.  As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay CP a minimum of 50% of the net management fees that the Advisor receives from the Funds.

Portfolio Managers: Catalyst Dynamic Alpha Fund

Bruce Miller and Cory Krebs are primarily and jointly responsible for the day-to-day management of the Fund’s portfolio, including updating the quantitative model, analysis of individual securities and sectors, security selection, trading and reporting.

Bruce W. Miller, CFA - Chief Investment Officer and Secretary of CP

  Mr. Miller has served as Chief Investment Officer and Secretary of the Advisor since 2006.   He is jointly responsible for the day-to-day management of the Fund’s portfolio.  Prior to joining the Advisor in 1987 as a portfolio manager, Mr. Miller was a consultant to small business owners through the Small Business Development Center at Clarion University.  After nearly ten years with the Advisor, Mr. Miller left to join the Fragasso Group, an investment firm, where he created an in-house portfolio management department.  He rejoined the Advisor in April 1999 and became an owner in 2002.  Mr. Miller graduated from Slippery Rock University with a Bachelor of Science degree in Business Administration with a major in Finance in 1983.  Mr. Miller then attended Kent State University and received his M.B.A. with a concentration in Finance and Information Systems.  Mr. Miller was awarded the Chartered Financial Analyst designation by the CFA Institute in September of 1991.

Cory S. Krebs, CFA – Executive Vice President and Portfolio Manager of CP

Mr. Krebs has served as a n Executive Vice President and Portfolio Manager of t he Advisor since 2003.   He is jointly responsible for the day-to-day management of the Fund’s portfolio.  Prior to joining the Advisor in 2003, Mr. Krebs was an Equity Trader with Laurel Capital Advisors, an investment subsidiary of Mellon Financial Corporation, from 1998 to 2003.  Mr. Krebs had also previously worked in the financial services industry for Federated Investors Inc. and American Express Financial Advisors.  Mr. Krebs pursued his undergraduate studies at the University of Pittsburgh, completing a Bachelor of Arts degree in Economics in 1996.  He has since obtained a M.B.A. degree with a concentration in Finance from the Katz Graduate School of Business at the University of Pittsburgh.  Mr. Krebs was awarded the Chartered Financial Analyst designation by the CFA Institute in October 2007.

Sub-Advisor: Catalyst/Princeton Floating Rate Income Fund

Princeton Advisory Group, Inc., located at 4422 Route 27, Building C, Unit 1, Kingston, New Jersey 08528, serves as Sub-Advisor to the Fund. Princeton was founded in 2002 and, in addition to serving as a Sub-Advisor, provides investment advice to high net worth individuals, corporations, endowments and other pooled and special purpose investment vehicles. Princeton is controlled by Munish Sood.

Subject to the oversight and approval of the Advisor, Princeton is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, Princeton is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay Princeton 50% of the management fees that the Advisor receives from the Fund.

Portfolio Managers: Catalyst/Princeton Floating Rate Income Fund

Munish Sood and Paul Malecki are primarily and jointly responsible for the day-to-day management of the Fund’s portfolio.

Munish Sood, CFA

Munish Sood is the founder of Princeton Advisory Group, Inc. and serves as Chief Executive Officer and Chief Investment Officer of the firm. The firm was founded in 2002 to provide investment management services to High New Worth and global institutional clients across multiple investment strategies. He is actively involved in all aspects of the firm and manages all the investment activity at the firm. The firm currently manages in excess of $2.5 billion USD. He is also founder of Cross Point Capital, LLC a registered broker dealer in the U.S. which specializes in trading securities and raising capital for institutional clients.  Prior to forming Princeton Advisory Group, Inc., Mr. Sood co-founded BoTree Investments, LLC, in 2001 where he was the Chief Investment Officer. Mr. Sood was responsible for managing and investing in structured products and overseeing all investment activity in BoTree Asset Management, LLC. Prior to BoTree, Mr. Sood was the Senior Portfolio Manager at Global Value Investors, Inc. from January 1999 to April 2001.  Prior to Global Value Investors, Inc., Mr. Sood was a Senior Analyst/Trader at Penn Capital Management, Inc. From 1996 to 1998 he was an associate at Bankers Trust focusing on fixed income arbitrage.  Mr. Sood received a Bachelor of Science in Finance & Accounting from Rider University.  He holds a Chartered Financial Analyst designation and is a member of the Investment Analyst Society of New York and the CFA Institute. Mr. Sood is a founder of First Choice Bank in Lawrenceville, NJ and currently serves as the Chairman of the Board.

Paul Malecki

Paul Malecki is a Principal of Princeton Advisory Group and is the Senior Portfolio Manager responsible for formation and oversight of the firm’s credit sector group , including bank loan and high yield debt. With over 28 years finance experience, Mr. Malecki has been involved in financing leveraged and high yield transactions and portfolio management for 25 years of his career. He has diverse experience in this area, including transaction structuring, underwriting, acquisition advisory, investing in leveraged loan and equity funds, direct lending, trading, and portfolio risk management. Prior to joining Princeton in 2005, Mr. Malecki spent 11 years as a Vice President and Manager of the high yield bank loan business at Bank of Tokyo-Mitsubishi where he was instrumental in the restructuring and product expansion of this Group. Since 1996, mainly under his guidance, high yield bank loans were increased almost fourfold (peaking at $2.4 billion) while also achieving targeted returns with significantly lower defaults and higher recovery rates as compared to the market. He brings the experience of operating as a disciplined portfolio manager through several economic cycles and evolving high yield and bank loan markets. Additionally, he is a proven business and team builder capable of executing new business plans. Mr. Malecki started his career and was formally credit trained at First National State Bank of New Jersey, and subsequently worked at major international banks, including Barclays Bank PLC, Westpac Banking Corporation and Bank of Tokyo-Mitsubishi. He received a Masters of Business Administration from Fairleigh Dickinson University and a BA in Business Management from Saint Peter’s College where he was inducted into the Athletic Hall of Fame.

Sub-Advisor: Catalyst Macro Strategy Fund

Castle Financial & Retirement Planning Associates Inc., a New Jersey corporation, located at 2899 State Highway 35, Hazlet, New Jersey 07730-1549, serves as Sub-Advisor to the Fund. The Sub-Advisor, a registered investment advisor, was founded in 1992 and, in addition to serving as investment sub-advisor to the Fund, provides investment advice to individuals, high net worth individuals, and pension and profit sharing plans. The Sub-Advisor is controlled by Al Procaccino.

Under the supervision of the Fund’s Advisor,  the Sub-Advisor is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, the Sub-Advisor is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay the Sub-Advisor 50% of the management fees that the Advisor receives from the Fund.

Portfolio Managers: Catalyst Macro Strategy Fund

Al Procaccino, II and Korey Bauer are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Procaccino is the Lead Portfolio Manager.

Al Procaccino

Mr. Procaccino is a Certified Financial Planner™ and Certified Fund Specialist ®. Mr. Procaccino is President, Chief Executive Officer and Chief Compliance Officer of the Sub-Advisor since the firm’s inception in 1992 and has been active in the financial services industry since 1978. Mr. Procaccino is a Registered Representative and an Investment Advisor Representative of Cadaret, Grant & Co., Inc. since 1993. Prior to forming the Sub-Advisor, he directed the Retirement Group at Cowen and Company as a Partner of the firm. He was also Vice President and Branch Manager at Dean Witter Reynolds, Inc., and the Retirement Group Strategist and Senior Vice President at Oppenheimer & Company. Mr. Procaccino has a Masters of Business Administration in Finance and is a graduate of the College for Financial Planning.

Korey Bauer

Mr. Bauer has been Vice President, Analyst and Market Technician of the Sub-Advisor since 2011. Mr. Bauer was an intern with the Sub-Advisor from 2008 to 2011 while was attending college. He is developer of the Sub-Advisor’s proprietary models. Mr. Bauer has been performing extensive research on the financial markets since 2006 and is a published author on SeeItMarket.com. Mr. Bauer is a graduate of Marist College with a degree in History

Portfolio Consultant: Catalyst/EquityCompass Buyback Strategies Fund

Choice Financial Partners, Inc. d/b/a EquityCompass Strategies is a registered investment adviser located at 501 North Broadway, St. Louis, Missouri 63102. The Portfolio Consultant was formed as a Missouri corporation in September 2007 and has been registered as an investment adviser with the SEC since 2008; it is a wholly-owned subsidiary of Stifel Financial Corp. (NYSE: SF). In addition to serving as portfolio consultant to the Fund, EquityCompass offers a broad range of portfolio strategies based on its research driven, rules-based investment process which merges traditional investment theory with quantitative techniques.  EquityCompass portfolio strategies are provided to its clients as model portfolios or through investment vehicles such as structured notes or similar equity-linked instruments.

The Portfolio Consultant is responsible for providing model portfolios based on its share buyback strategy to the Advisor.  The ultimate responsibility for determining which securities are purchased and sold for the Fund and for executing the Fund’s securities transactions is retained by the Advisor.

As compensation for the portfolio consultancy services that the Portfolio Consultant provides to the Advisor and Fund, the Advisor will pay the Portfolio Consultant 40% of the “net “ advisory fees that the Advisor receives from the Fund. For this purpose, “net” advisory fees are defined as the Advisor’s management fees from the Fund, less fee applicable waivers due to the Expense Limitation agreement and any documented revenue sharing, administration, account-based and asset-based fees or sub-transfer agency fees not paid by the Fund.

Portfolio Manager and Portfolio Management Consultant – Catalyst/EquityCompass Buyback Strategies Fund

Michael Schoonover, Portfolio Manager

Mr. Schoonover is responsible for the day-to-day management of the Fund, including execution of portfolio transactions, and has served as the Fund’s Portfolio Manager since the Fund commenced operations in 2013.

Mr. Schoonover has been a Portfolio Manager for the Advisor since November 2013. He began his association with the Advisor in 2011 as a research consultant supporting the implementation and back testing of quantitative strategies. In March 2013, he became a senior analyst at the Adviser to provide investment research for several mutual funds. From 2005 -2011, he served in various technical and scientific management roles with the Perrigo Company. Mr. Schoonover has an MBA with high distinction from the University of Michigan Ross School of Business and a BS from the University of Michigan.

Timothy M. McCann, Portfolio Management Consultant

Mr. McCann provides the Advisor with research and portfolio investment recommendations in the form of model portfolios based on the share buyback investment strategy. Mr. McCann has served as the Fund’s Portfolio Management Consultant since the Fund commenced operations in 2013.

Mr. McCann is the Senior Portfolio Manager for the Portfolio Consultant. Mr. McCann has been with the Portfolio Consultant’s investment team since before the Portfolio Consultant’s creation in 2007.  He joined the Portfolio Consultant’s broker-dealer affiliate, Stifel, Nicolaus & Company, Incorporated, in 2005 when Stifel Financial Corp. acquired Legg Mason's Capital Markets Group, and moved with the investment team upon the group’s spin-off as a Stifel Financial subsidiary. While at Legg Mason, Mr. McCann originally worked for two retail financial advisory entities; his responsibilities included the creation, back testing, and implementation of a quantitative rules-based discipline for the group's asset management efforts. Mr. McCann joined the Legg Mason equity research department in 2002 as a quantitative analyst to aid in the development of the firm's in-house quantitative models (EquityCompass) and rules-based strategies. Prior to Legg Mason, he worked in various positions at Morgan Stanley and UBS Securities (via PaineWebber). Mr. McCann has a B.S. in business from The College of Notre Dame of Maryland.

The Statement of Additional Information provides additional information about the compensation, other accounts managed and ownership of securities in the managed Fund for each of the portfolio manager and the portfolio management consultant.

Advisory Fees

Each Fund is authorized to pay the Advisor an annual fee based on its average daily net assets.  The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at a certain level.   Fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver, and the repayment is approved by the Board of Trustees.

The following table describes (i) the contractual advisory fee, (ii) the advisory fees, after waivers, as a percentage of each Fund’s average net assets, received by each Fund’s adviser for the Fund’s most recent fiscal year (or period for Fund’s in operation less than one full fiscal year) and (iii) the expense limitation for each Fund.

	Contractual Advisory Fee	Net Advisory Fee Received	Expense Limitation *
Small-Cap Insider	1.25%	0. 96%	1. 50%
Hedged Insider Buying	1.25%	0. 82%	Class A and C Shares – 1.50 Class I Shares – 1.30
Insider Buying	1.00%	0. 98%	1.25%
Insider Long/Short	1.25%	0.00%	Class A and C Shares – 1.50 Class I Shares – 1.25
Activist Investor Fund	1.25%	N/A*	1.25%
Insider Income Fund	1.00%	N/A*	1.20%
Absolute Total Return Fund	1.50%	N/A*	1.74%
Event Arbitrage	1.25%	0.98%	1.50%
Hedged Futures Strategy	1.75%	1.75%	2.74%
High Income	1.00%	0. 92%	1.20%
Total Return Income	1.00%	0 . 96%	1.30%
Growth of Income	1.00%	0. 86%	1.30%
Aggressive Growth Fund	1.00%	N/A*	1.30%
Global Total Return Income	1.00%	0. 71%	Class A and C shares - 1.30 Class I shares 1. 25%
Global Capital Appreciation	1.00%	0. 77%	Class A and C shares 1.30/ Class I shares 1.25%
Hedged Premium Return	1.25%	0.00%	1.25%
Tactical Allocation	1.25%	0. 98%	1.25%
Dynamic Alpha	1.00%	0. 79%	1.10%
Floating Rate Income	1.00%	0. 71%	1.20%
Macro Strategy	1.50%	1.24%	1.70%
EquityCompass Buyback Strategies	1.00%	0.52%	1.25%

* Applicable to all classes of shares unless otherwise noted.

** The Fund had not commenced operations prior to the fiscal year ended June 30, 2014.

The Funds may directly enter into agreements with financial intermediaries (which may include banks, brokers, securities dealers and other industry professionals) pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Each Fund, through its rule 12b-1 distribution plan, or each Fund’s respective Advisor or Sub-Advisor (not the Fund) may also pay certain financial intermediaries a fee for providing distribution related services for each respective Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. Please refer to the section of the Statement of Additional Information entitled “Additional Compensation to Financial Intermediaries” for more information.

The Trust’s annual report to shareholders for the period ended June 30, 2014 contains discussion s regarding the basis of the Board of Trustees’ approval of the management agreement with the Advisor for the Small Cap Insider Buying Fund, Hedged Insider Buying Fund, Insider Buying Fund, Insider Long/Short Fund, Event Arbitrage Fund, High Income Fund, Total Return Income Fund, Growth of Income Fund,  Global Total Return Fund, Global Capital Appreciation Fund, Tactical Allocation Fund, Dynamic Alpha Fund, Floating Rate Income Fund and Macro Strategy Fund ; the sub-advisory agreement between the Advisor and GIM for the Growth of Income Fund; the sub-advisory agreement between the Advisor and SMHCA for the High Income Fund and Total Return Income Fund; the sub-advisory agreement between the Advisor and MAP for the Global Total Return Fund and the Global Capital Appreciation Fund; the sub-advisory agreement between the Advisor and Lyons for the Tactical Allocation Fund; the sub-advisory agreement between the Advisor and CP for the Dynamic Alpha Fund; and the sub-advisory agreement between the Advisor and Princeton for the Floating Rate Income Fund ; and the sub-advisory agreement between the Advisor and Castle for the Macro Strategy Fund ..

The Trust’s semi-annual report to shareholders for the period ending December 31, 2014 will contain discussion s regarding the basis of the Board of Trustees’ approval of the management agreement with the Advisor for the Activist Investor Fund, Insider Income Fund, Absolute Total Return Fund and Aggressive Growth Fund; the sub-advisory agreement between the Advisor and ATR for the Absolute Total Return Fund; and the sub-advisory agreement between the Advisor and GIM for the Aggressive Growth Fund.

Prior Performance of the Sub-Advisor to the Absolute Total Return Fund:

Provided below is the historical performance of the Absolute Total Return Composite, which includes of all client accounts managed by ATR with investment strategies and policies substantially similar to the Absolute Total Return Fund. For comparison purposes, the Absolute Total Return Composite is measured against the S&P 500 Index and the IQ Hedge Long/Short Beta Total Return Index.

This information is provided to illustrate the past performance of ATR in managing client accounts in a substantially similar manner as the Absolute Total Return Fund but does not represent the performance of the Absolute Total Return Fund. Past performance is no guarantee of future results. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the Total Return Income Fund, or the return an individual investor might achieve by investing in the Fund.

Fees and expenses of the private accounts included in the Absolute Total Return Composite are generally lower than those of the Absolute Total Return Fund and, therefore, the Absolute Total Return Fund’s results would be lower than the returns reflected below. The Absolute Total Return Fund’s results would also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The Absolute Total Return Composite has not been audited. The performance results are calculated according to the Global Investment Performance Standards (GIPS). GIPS differ from those of the SEC. The Absolute Total Return Composite performance is calculated “net” of actual separate account fees, i.e., it includes the impact of account fees and expenses.

Absolute Total Return Composite Net Dollar Weighted Annual Returns

For the Years Ended December 31	A TR Composite	S&P 500 TR Index[1]	IQ Hedge Long/Short Beta TR Index[2]
2003:	21.08%	28.68%	N/A
2004:	11.19%	10.88%	N/A
2005:	-2.64%	4.91%	N/A
2006:	25.68%	15.79%	N/A
2007:	-17.72%	5.49%	N/A
2008:	-3.02%	-37.00%	-27.56%
2009:	55.04%	26.46%	15.80%
2010:	41.49%	15.06%	7.09%
2011:	2.08%	2.11%	-4.10%
2012:	12.13%	16.00%	11.01%
2013:	25.05%	32.39%	10.32%

Average Annual Total Returns (for the periods ended December 31, 2013)

	ONE YEAR	FIVE YEAR	10 YEAR
ATR Composite	25.05%	25.74%	13.08%
S&P 500 Index[1]	32.39%	17.94%	7.40%
IQ Hedge Long/Short Beta Index[2]	10.32%	7.81%	N/A

1The S&P 500 Index is a diversified, unmanaged index of large capitalization U.S. stocks. Index returns shown reflect no deduction for fees, expenses or taxes.

2 The IQ Hedge Long/Short Beta Total Return Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies. The IQ Hedge Long/Short Beta Total Return Index was established in 2007. Index returns shown reflect no deduction for fees, expenses or taxes.

 FINANCIAL HIGHLIGHTS

Catalyst Small-Cap Insider Buying Fund

The following table is intended to help you better understand the financial performance of the Catalyst Small-Cap Insider Buying Fund (formerly, the Catalyst Value Fund) since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Small-Cap Insider Buying Fund’s financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Year
	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010

Net asset value, beginning of year	$ 13.28		$ 11.05		$ 14.28		$ 11.66	$ 8.95

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.18	(A)	0.19	(A)	0.30	(A)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	4.97		2.54		(3.21)		2.82	2.84	(B)
Total from investment operations	5.15		2.73		(2.91)		2.74	2.73

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.50)		-		-	(0.02)
From net realized gains on investments	-		-		(0.32)		(0.12)	-
Total distributions	(0.12)		(0.50)		(0.32)		(0.12)	(0.02)

Net asset value, end of year	$ 18.31		$ 13.28		$ 11.05		$ 14.28	$ 11.66

Total return (C)	38.94%		25.62%		(20.30)%		23.47%	30.47%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 71,084		$ 28,433		$ 45,077		$ 93,869	$ 47,320
Ratios to average net assets
Expenses, before waiver and reimbursement	1.84%		1.86%		1.80%		1.78%	1.94%
Expenses, net waiver and reimbursement	1.55%		1.55%		1.55%		1.55%	1.56%
Net investment income (loss), before waiver and reimbursement	0.82%		1.33%		2.31%		(0.98)%	(1.64)%
Net investment income (loss), net waiver and reimbursement	1.11%		1.64%		2.56%		(0.75)%	(1.26)%
Portfolio turnover rate	231%		117%		61%		123%	158%

	Class C

	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010

Net asset value, beginning of year	$ 12.87		$ 10.70		$ 13.95		$ 11.48	$ 8.80

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.05	(A)	0.10	(A)	0.22	(A)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	4.83		2.47		(3.15)		2.71	2.84	(B)
Total from investment operations	4.88		2.57		(2.93)		2.59	2.70

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.40)		-		-	(0.02)
From net realized gains on investments	-		-		(0.32)		(0.12)	-
Total distributions	(0.04)		(0.40)		(0.32)		(0.12)	(0.02)

Net asset value, end of year	$ 17.71		$ 12.87		$ 10.70		$ 13.95	$ 11.48

Total return (C)	37.92%		24.69%		(20.94)%		22.53%	30.66%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 17,503		$ 7,870		$ 10,448		$ 17,595	$ 3,810
Ratios to average net assets
Expenses, before waiver and reimbursement	2.59%		2.61%		2.55%		2.53%	2.69%
Expenses, net waiver and reimbursement	2.30%		2.30%		2.30%		2.30%	2.31%
Net investment income (loss), before waiver and reimbursement	0.05%		0.58%		1.66%		(1.62)%	(2.42)%
Net investment income (loss), net waiver and reimbursement	0.34%		0.89%		1.91%		(1.39)%	(2.04)%
Portfolio turnover rate	231%		117%		61%		123%	158%

(A) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(C)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)  For the year ended June 30, 2010, 0.11% of the Fund's Class A shares and Class C shares total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.36% for Class A and 30.54% for Class C.

For a Share Outstanding Throughout Each Year
	Class I
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010

Net asset value, beginning of year	$ 13.39		$ 11.15		$ 14.37		$ 11.70	$ 8.96

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.23	(A)	0.22	(A)	0.35	(A)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	5.00		2.56		(3.25)		2.88	2.90	(B)
Total from investment operations	5.23		2.78		(2.90)		2.79	2.76

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.54)				-	(0.02)
From net realized gains on investments	-		-		(0.32)		(0.12)	-
Total distributions	(0.15)		(0.54)		(0.32)		(0.12)	(0.02)

Net asset value, end of year	$ 18.47		$ 13.39		$ 11.15		$ 14.37	$ 11.70

Total return (C)	39.24%		25.95%		(20.10)%		23.82%	30.80%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 7,999		$ 2,133		$ 1,504		$ 2,357	$ 1,364
Ratios to average net assets
Expenses, before waiver and reimbursement	1.59%		1.61%		1.55%		1.53%	1.69%
Expenses, net waiver and reimbursement	1.30%		1.30%		1.30%		1.30%	1.31%
Net investment income (loss), before waiver and reimbursement	1.07%		1.58%		2.27%		(0.73)%	(1.34)%
Net investment income (loss), net waiver and reimbursement	1.37%		1.89%		2.52%		(0.50)%	(0.96)%
Portfolio turnover rate	231%		117%		61%		123%	158%

(A) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(C) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)  For the year ended June 30, 2010, 0.11% of the Fund's class I Shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.

Excluding this item, total return would have been 30.69%.

Catalyst Hedged Insider Buying Fund

The following table is intended to help you better understand the Catalyst Hedged Insider Buying Fund's (formerly Catalyst Strategic Insider Fund) financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Hedged Insider Buying Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period

For a Share Outstanding Throughout Each Period
	Class A (A)
	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011

Net asset value, beginning of period	$ 11.83		$ 9.68		$ 11.49		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.12	(B)	0.10	(B)	0.06	(B)	0.01
Net realized and unrealized gain (loss) on investments	2.70		2.07		(0.88)		1.50
Total from investment operations	2.82		2.17		(0.82)		1.51

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.02)		(0.01)		(0.02)
From net realized gains on investments	(0.16)				(0.98)		-
Total distributions	(0.17)		(0.02)		(0.99)		(0.02)

Net asset value, end of period	$ 14.48		$ 11.83		$ 9.68		$ 11.49

Total return (C)	24.07%		22.41%		(7.32)%		15.07%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 30,693		$ 10,348		$ 3,396		$ 4,821
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement	2.04%		3.83%		3.59%		4.30%	(E)
Expenses, net waiver and reimbursement	1.61%		2.73%		1.83%		1.56%	(E)
Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	1.98%		2.66%		3.31%		4.29%	(E)
Expenses, net waiver and reimbursement	1.55%		1.55%		1.55%		1.55%	(E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.51%		0.96%		(0.89)%		(2.74)%	(E)
Net investment income(loss), net waiver and reimbursement	0.94%		2.07%		0.87%		(0.00%)	(E,F)
Portfolio turnover rate	255%		277%		196%		46%	(D)

	Class C (A)
	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011

Net asset value, beginning of period	$ 11.74		$ 9.62		$ 11.50		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.03	(B)	0.02	(B)	(0.01)	(B)	(0.02)
Net realized and unrealized gain (loss) on investments	2.67		2.10		(0.89)		1.53
Total from investment operations	2.70		2.12		(0.90)		1.51

LESS DISTRIBUTIONS:
From net investment income	-		-		-		(0.01)
From net realized gains on investments	(0.16)		-		(0.98)		-
Total distributions	(0.16)		-		(0.98)		(0.01)

Net asset value, end of period	$ 14.28		$ 11.74		$ 9.62		$ 11.50

Total return (C)	23.20%		22.04%		(8.01)%		15.07%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 4,888		$ 1,069		$ 255		$ 198
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement	2.79%		4.58%		4.65%		5.05%	(E)
Expenses, net waiver and reimbursement	2.36%		3.48%		2.63%		2.31%	(E)
Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.73%		3.41%		4.06%		5.04%	(E)
Expenses, net waiver and reimbursement	2.30%		2.30%		2.30%		2.30%	(E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	(0.21)%		0.21%		(1.64)%		(3.49)%	(E)
Net investment income (loss), net waiver and reimbursement	0.22%		1.32%		0.12%		(0.75)%	(E)
Portfolio turnover rate	255%		277%		196%		46%	(D)

(A) The Catalyst Hedged Insider Buying Fund Class A and C shares commenced operations on October 28, 2010.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not Annualized.
(E) Annualized.
(F) Ratio of net investment loss is less than (0.01)%.

Class I (A)
For the
Period Ended
June 30, 2014

Net asset value, beginning of period	$ 14.13

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.01
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.36

Net asset value, end of period	$ 14.49

Total return (C,D)	2.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 154
Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement (E)	2.10%
Expenses, net waiver and reimbursement (E)	1.30%
Ratios of net Investment income (including dividend and interest expense)
Net investment income, before waiver and reimbursement (E)	0.18%
Net investment income, net waiver and reimbursement (E)	0.98%
Portfolio turnover rate (D)	255%

(A) The Catalyst Hedged Insider Buying Fund Class I shares commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D) Not Annualized.
(E) Annualized.

Catalyst Insider Buying Fund

The following table is intended to help you better understand the Catalyst Insider Buying Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Insider Buying Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)					Class C (A)
	For the	For the		For the		For the	For the	For the
	Year Ended	Year Ended		Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2014	June 30, 2013		June 30, 2012		June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of period	$ 12.65	$ 10.42		$ 10.00		$ 12.90	$ 10.63	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.12	0.27		0.06		0.01	0.22	(0.06)
Net realized and unrealized gain on investments	3.26	2.96		0.43		3.29	3.01	0.72
Total from investment operations	3.38	3.23		0.49		3.30	3.23	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.14)		(0.07)		-	(0.10)	(0.03)
From net realized gains on investments	(0.15)	(0.86)		-		(0.15)	(0.86)	-
Total distributions	(0.17)	(1.00)		(0.07)		(0.15)	(0.96)	(0.03)

Net asset value, end of period	$ 15.86	$ 12.65		$ 10.42		$ 16.05	$ 12.90	$ 10.63

Total return (C)	26.90%	32.99%	(F)	4.91%	(D)	25.74%	32.14%	6.67%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 212,047	$ 4,475		422		$ 36,144	$ 356	$ 6
Ratios to average net assets
Expenses, before waiver and reimbursement	1.49%	5.72%		16.13%	(E)	2.24%	6.47%	16.88%	(E)
Expenses, net waiver and reimbursement	1.47%	1.00%		1.20%	(E)	2.22%	1.75%	1.95%	(E)
Net investment income (loss), before waiver and reimbursement	0.79%	(2.45)%		(14.27)%	(E)	0.05%	(3.20)%	(15.02)%	(E)
Net investment income (loss), net waiver and reimbursement	0.81%	2.27%		0.66%	(E)	0.07%	1.52%	(0.09)%	(E)
Portfolio turnover rate	185%	168%		73%	(D)	185%	168%	73%	(D)

	Class I (A)
	For the
	Period Ended
	June 30, 2014

Net asset value, beginning of period	$ 15.78

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	-	(G)
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.08

Net asset value, end of period	$ 15.86

Total return (C,D)	0.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 216
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.48%
Expenses, net waiver and reimbursement (E)	1.25%
Net investment income, before waiver and reimbursement (E)	0.09%
Net investment income, net waiver and reimbursement (E)	0.32%
Portfolio turnover rate (D)	185%

(A) The Catalyst Insider Buying Fund Class A and Class C shares commenced operations on July 29, 2011, Class I shares commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.

(F)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G) Represents an amount less than $0.01 per share.

Catalyst Insider Long/Short Fund

The following table is intended to help you better understand the Catalyst Insider Long/Short Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Insider Long/Short Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)				Class C (A)
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2014	June 30, 2013	June 30, 2012		June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of period	$ 10.34	$ 10.15	$ 10.00		$ 10.25	$ 10.13	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.14)	(0.04)	(0.03)		(0.22)	(0.09)	(0.04)
Net realized and unrealized gain on investments	1.81	0.23	0.18		1.83	0.21	0.17
Total from investment operations	1.67	0.19	0.15		1.61	0.12	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.39)	-	-		(0.39)	-	-
Total distributions	(0.39)	-	-		(0.39)		-

Net asset value, end of period	$ 11.62	$ 10.34	$ 10.15		$ 11.47	$ 10.25	$ 10.13

Total return (C)	16.99%	1.87%	1.50%	(D)	16.53%	1.18%	1.30%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,541	$ 2,105	$ 1,026		$ 2,341	$ 618	$ 22
Ratios to average net assets (including dividend and interest expense)
Expenses, before wavier and reimbursement	5.63%	4.48%	21.96%	(E)	6.38%	5.23%	22.71%	(E)
Expenses, net waiver and reimbursement	3.60%	2.21%	2.97%	(E)	4.35%	2.96%	3.72%	(E)
Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	3.48%	3.52%	20.24%	(E)	4.23%	4.27%	20.99%	(E)
Expenses, net waiver and reimbursement	1.45%	1.25%	1.25%	(E)	2.20%	2.00%	2.00%	(E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(3.32)%	(2.70)%	(19.00)%	(E)	(4.11)%	(3.45)%	(19.75)%	(E)
Net investment loss, net waiver and reimbursement	(1.29)%	(0.43)%	(0.01)%	(E)	(2.08)%	(1.18)%	(0.76)%	(E)
Portfolio turnover rate	207%	253%	0%	(D)	207%	253%	0%	(D)

	Class I (A)
	For the
	Period Ended
	June 30, 2014

Net asset value, beginning of period	$ 11.87

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss(B)	(0.01)
Net realized and unrealized (loss) on investments	(0.24)	(F)
Total from investment operations	(0.25)

Net asset value, end of period	$ 11.62

Total return (C,D)	(2.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 200
Ratios to average net assets (including dividend and interest expense)
Expenses, before wavier and reimbursement (E)	3.89%
Expenses, net waiver and reimbursement (E)	3.25%
Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement (E)	1.89%
Expenses, net waiver and reimbursement (E)	1.25%
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (E)	(1.44)%
Net investment loss, net waiver and reimbursement (E)	(0.80)%
Portfolio turnover rate (D)	207%

(A) The Catalyst Insider Long/Short Fund Class A and Class C shares commenced operations on April 30, 2012, Class I commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.

(F)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

Catalyst Event Arbitrage Fund

The following table is intended to help you better understand the Catalyst Event Arbitrage Fund’s financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Event Arbitrage Fund’s financial statements, is included in the annual report, which is available upon request ..

For a Share Outstanding Throughout Each Period
	Class A (A)			Class C (A)			Class I (A)
	For the	For the		For the	For the		For the	For the
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	June 30, 2014	June 30, 2013		June 30, 2014	June 30, 2013		June 30, 2014	June 30, 2013

Net asset value, beginning of period	$ 10.20	$ 10.00		$ 10.14	$ 10.00		$ 10.22	$ 9.93

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(loss) (B)	(0.10)	(0.04)		(0.17)	(0.11)		(0.09)	0.01
Net realized and unrealized gain (loss) on investments	(0.24)	0.39	(F)	(0.25)	0.39	(F)	(0.24)	0.28	(F)
Total from investment operations	(0.34)	0.35		(0.42)	0.28		(0.33)	0.29

LESS DISTRIBUTIONS:
From net investment income	-	(0.01)		-	-		-	-
From net realized gains on investments	(0.49)	(0.14)		(0.49)	(0.14)		(0.49)	-
Total distributions	(0.49)	(0.15)		(0.49)	(0.14)		(0.49)	-

Net asset value, end of period	$ 9.37	$ 10.20		$ 9.23	$ 10.14		$ 9.40	$ 10.22

Total return (C)	(3.41)%	3.47%	(D)	(4.24)%	2.68%	(D)	(3.30)%	2.82%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 16,302	$ 15,114		$ 568	$ 194		$ 294	$ 50
Ratios to average net assets (including dividend and interest expense)
Expenses, before wavier and reimbursement	2.92%	2.80%	(E)	3.67%	3.55%	(E)	2.67%	2.55%	(E)
Expenses, net waiver and reimbursement	2.65%	2.60%	(E)	3.40%	3.35%	(E)	2.40%	2.35%	(E)
Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.02%	1.95%	(E)	2.77%	2.70%	(E)	1.77%	1.70%	(E)
Expenses, net waiver and reimbursement	1.75%	1.75%	(E)	2.50%	2.50%	(E)	1.50%	1.50%	(E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	(1.31)%	0.24%	(E)	(2.10)%	(0.51)%	(E)	(1.18)%	0.49%	(E)
Net investment income (loss), net waiver and reimbursement	(1.04)%	0.44%	(E)	(1.83)%	(0.31)%	(E)	(0.91)%	0.69%	(E)
Portfolio turnover rate	692%	568%	(D)	692%	568%	(D)	692%	568%	(D)

(A) The Catalyst Event Arbitrage Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on March 12, 2013.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.

(F)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

Catalyst Hedged Futures Strategy Fund

The following table is intended to help you better understand the Catalyst Hedged Futures Strategy Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  No information is provided for Class I shares of the Fund as Class I shares were not in operation during the periods shown below. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Hedged Futures Strategy Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)	Class C (A)		Class I (A)
	For the	For the		For the
	Period Ended	Period Ended		Period Ended
	June 30, 2014	June 30, 2014		June 30, 2014

Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.19)	(0.26)		(0.17)
Net realized and unrealized gain on investments	0.96	0.96		0.95
Total from investment operations	0.77	0.70		0.78

Net asset value, end of period	$ 10.77	$ 10.70		$ 10.78

Total return (C,D)	7.70%	7.00%	(E)	7.80%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 82,458	$ 13,512		$ 62,485
Ratios to average net assets
Ratio of expenses to average net assets (F)	2.29%	3.04%		2.04%
Ratio of net investment loss to average net assets (F)	(2.25)%	(2.98)%		(1.96)%
Portfolio turnover rate (D)	0%	0%		0%

(A) The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.

(E)   Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F) Annualized.

Catalyst/SMH High Income Fund

The following table is intended to help you better understand the Catalyst/SMH High Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  No information is provided for Class I shares of the Fund as Class I shares were not in operation during the periods shown below. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/SMH High Income Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Year
	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010

Net asset value, beginning of year	$ 6.20		$ 6.48		$ 7.11		$ 6.95	$ 6.25

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.40	(A)	0.40	(A)	0.52	(A)	0.51	0.58
Net realized and unrealized gain (loss) on investments	(0.27)		(0.13)		(0.29)		0.56	0.81
Total from investment operations	0.13		0.27		0.23		1.07	1.39

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.40)		(0.53)		(0.52)	(0.58)
From net realized gains on investments	(0.25)		(0.15)		(0.33)		(0.39)	(0.11)
Total distributions	(0.67)		(0.55)		(0.86)		(0.91)	(0.69)

Net asset value, end of year	$ 5.66		$ 6.20		$ 6.48		$ 7.11	$ 6.95

Total return (B)	2.31%		4.16%		4.02%		15.84%	23.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 36,845		$ 67,154		$ 100,536		$ 99,854	$ 50,837
Ratios to average net assets
Expenses, before waiver and reimbursement	1.53%		1.47%		1.46%		1.48%	1.59%
Expenses, net waiver and reimbursement	1.45%		1.45%		1.45%		1.45%	1.45%
Net investment income, before waiver and reimbursement	6.56%		6.19%		7.87%		7.06%	8.82%
Net investment income, net waiver and reimbursement	6.64%		6.21%		7.88%		7.09%	8.96%
Portfolio turnover rate	63%		54%		33%		58%	58%

	Class C
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010

Net asset value, beginning of year	$ 6.20		$ 6.48		$ 7.11		$ 6.96	$ 6.25

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.35	(A)	0.35	(A)	0.47	(A)	0.46	0.58
Net realized and unrealized gain (loss) on investments	(0.26)		(0.13)		(0.28)		0.55	0.82
Total from investment operations	0.09		0.22		0.19		1.01	1.40

LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.35)		(0.49)		(0.47)	(0.58)
From net realized gains on investments	(0.25)		(0.15)		(0.33)		(0.39)	(0.11)
Total distributions	(0.63)		(0.50)		(0.82)		(0.86)	(0.69)

Net asset value, end of year	$ 5.66		$ 6.20		$ 6.48		$ 7.11	$ 6.96

Total return (B)	1.54%		3.41%		3.27%		14.82%	23.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 22,038		$ 29,260		$ 32,888		$ 25,522	$ 14,811
Ratios to average net assets
Expenses, before waiver and reimbursement	2.28%		2.22%		2.21%		2.23%	2.34%
Expenses, net waiver and reimbursement	2.20%		2.20%		2.20%		2.20%	2.20%
Net investment income, before waiver and reimbursement	5.78%		5.44%		7.12%		6.31%	8.14%
Net investment income, net waiver and reimbursement	5.86%		5.46%		7.13%		6.34%	8.28%
Portfolio turnover rate	63%		54%		33%		58%	58%

(A) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Class I (A)
For the
Period Ended
June 30, 2014

Net asset value, beginning of period	$ 6.22

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.40
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.44)
From net realized gains on investments	(0.25)
Total distributions	(0.69)

Net asset value, end of period	$ 5.67

Total return (C,D)	2.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,443
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.28%
Expenses, net waiver and reimbursement (E)	1.20%
Net investment income, before waiver and reimbursement (E)	6.67%
Net investment income, net waiver and reimbursement (E)	6.75%
Portfolio turnover rate (D)	63%

(A) The Catalyst/SMH High Income Fund Class I shares commenced operations on July 1, 2013.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D) Not Annualized.
(E) Annualized.

Catalyst/SMH Total Return Income Fund

The following table is intended to help you better understand the Catalyst/SMH Total Return Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  No information is provided for Class I shares of the Fund as Class I shares were not in operation during the periods shown below. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/SMH Total Return Income Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Year
	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010

Net asset value, beginning of year	$ 6.05		$ 5.59		$ 6.59		$ 5.90		$ 5.18

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.40	(A)	0.31	(A)	0.36	(A)	0.31		0.39
Net realized and unrealized gain (loss) on investments	0.07		0.46		(0.75)		0.78	(C)	0.79
Total from investment operations	0.47		0.77		(0.39)		1.09		1.18

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.31)		(0.38)		(0.32)		(0.39)
From net realized gains on investments	-		-		(0.23)		(0.08)		(0.07)
Tax return of capital	(0.06)		-		-		-		-
Total distributions	(0.37)		(0.31)		(0.61)		(0.40)		(0.46)

Net asset value, end of year	$ 6.15		$ 6.05		$ 5.59		$ 6.59		$ 5.90

Total return (B)	7.92%		14.15%		(5.63)%		18.56%		23.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 22,722		$ 23,408		$ 33,969		$ 53,720		$ 6,365
Ratios to average net assets
Expenses, before waiver and reimbursement	1.59%		1.55%		1.55%		1.56%		2.31%
Expenses, net waiver and reimbursement	1.55%		1.55%		1.55%		1.55%		1.55%
Net investment income, before waiver and reimbursement	6.36%		5.32%		6.17%		4.98%		5.52%
Net investment income, net waiver and reimbursement	6.40%		5.32%		6.17%		4.99%		6.28%
Portfolio turnover rate	72%		60%		39%		60%		46%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010

Net asset value, beginning of year	$ 6.04		$ 5.59		$ 6.58		$ 5.90		$ 5.18

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.35	(A)	0.27	(A)	0.32	(A)	0.27		0.35
Net realized and unrealized gain (loss) on investments	0.08		0.45		(0.74)		0.76	(C)	0.79
Total from investment operations	0.43		0.72		(0.42)		1.03		1.14

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.27)		(0.34)		(0.27)		(0.35)
From net realized gains on investments	-		-		(0.23)		(0.08)		(0.07)
Tax return of capital	(0.06)		-		-		-		-
Total distributions	(0.32)		(0.27)		(0.57)		(0.35)		(0.42)

Net asset value, end of year	$ 6.15		$ 6.04		$ 5.59		$ 6.58		$ 5.90

Total return (B)	7.29%		13.12%		(6.18)%		17.53%		22.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 22,517		$ 22,077		$ 26,567		$ 32,753		$ 8,702
Ratios to average net assets
Expenses, before waiver and reimbursement	2.34%		2.30%		2.30%		2.31%		3.06%
Expenses, net waiver and reimbursement	2.30%		2.30%		2.30%		2.30%		2.30%
Net investment income, before waiver and reimbursement	5.63%		4.57%		5.50%		4.23%		5.13%
Net investment income, net waiver and reimbursement	5.67%		4.57%		5.50%		4.24%		5.89%
Portfolio turnover rate	72%		60%		39%		60%		46%

(A) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

	Class I (A)
	For the
	Period Ended
	June 30, 2014

Net asset value, beginning of period	$ 6.09

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.45
Net realized and unrealized loss on investments	(0.01)	(F)
Total from investment operations	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.33)
From net realized gains on investments	-
Tax return of capital	(0.06)
Total distributions	(0.39)

Net asset value, end of period	$ 6.14

Total return (C,D)	7.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,602
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.34%
Expenses, net waiver and reimbursement (E)	1.30%
Net investment income, before waiver and reimbursement (E)	7.28%
Net investment income, net waiver and reimbursement (E)	7.34%
Portfolio turnover rate (D)	72%

(A) The Catalyst/SMH Total Return Income Fund Class I shares commenced operations on July 1, 2013.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D) Not Annualized.
(E) Annualized.

(F)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

Catalyst/Groesbeck Growth of Income Fund

The following table is intended to help you better understand the Catalyst/Groesbeck Growth of Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/Groesbeck Growth of Income Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010

Net asset value, beginning of period	$ 13.75		$ 11.77		$ 11.60		$ 9.21		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.11	(B)	0.13	(B)	0.09	(B)	0.12		0.04
Net realized and unrealized gain (loss) on investments	2.09		2.02		0.27		2.38		(0.79)
Total from investment operations	2.20		2.15		0.36		2.50		(0.75)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.13)		(0.08)		(0.11)		(0.04)
From net realized gains on investments	(0.74)		(0.04)		(0.11)		(0.00)	(C)	-
Total distributions	(0.85)		(0.17)		(0.19)		(0.11)		(0.04)

Net asset value, end of period	$ 15.10		$ 13.75		$ 11.77		$ 11.60		$ 9.21

Total return (D)	16.36%		18.42%		3.26%		27.35%		(7.47)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 16,182		$ 13,111		$ 10,644		$ 7,649		$ 4,126
Ratios to average net assets
Expenses, before waiver and reimbursement	1.69%		1.79%		1.98%		2.31%		3.81%	(F)
Expenses, net waiver and reimbursement	1.55%		1.55%		1.55%		1.55%		1.55%	(F)
Net investment income (loss), before waiver and reimbursement	0.61%		0.77%		0.33%		0.37%		(0.90)%	(F)
Net investment income, net waiver and reimbursement	0.75%		1.01%		0.76%		1.13%		1.36%	(F)
Portfolio turnover rate	25%		15%		26%		25%		11%	(E)

	Class C (A)
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010

Net asset value, beginning of period	$ 13.59		$ 11.65		$ 11.51		$ 9.15		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.00	(B,C)	0.03	(B)	(0.01)	(B)	0.04		0.04
Net realized and unrealized gain (loss) on investments	2.06		2.00		0.29		2.37		(0.85)
Total from investment operations	2.06		2.03		0.28		2.41		(0.81)

LESS DISTRIBUTIONS:
From net investment income	(0.00)	(C)	(0.05)		(0.03)		(0.05)		(0.04)
From net realized gains on investments	(0.74)		(0.04)		(0.11)		(0.00)	(C)	-
Total distributions	(0.74)		(0.09)		(0.14)		(0.05)		(0.04)

Net asset value, end of period	$ 14.91		$ 13.59		$ 11.65		$ 11.51		$ 9.15

Total return (D)	15.51%		17.49%		2.53%		26.42%		(8.11)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 540		$ 559		$ 484		$ 87		$ 6
Ratios to average net assets
Expenses, before waiver and reimbursement	2.44%		2.54%		2.73%		3.06%		4.56%	(F)
Expenses, net waiver and reimbursement	2.30%		2.30%		2.30%		2.30%		2.30%	(F)
Net investment income (loss), before waiver and reimbursement	(0.13)%		0.02%		(0.49)%		(0.38)%		(2.07)%	(F)
Net investment income (loss), net waiver and reimbursement	0.01%		0.26%		(0.06)%		0.38%		0.19%	(F)
Portfolio turnover rate	25%		15%		26%		25%		11%	(E)

(A) The Catalyst/Groesbeck Growth of Income Fund Class A and Class C commenced operations on December 30, 2009.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C) Income or Realized capital gains distributed were less than $0.01 per share.

(D)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E) Not annualized.
(F) Annualized.

For a Share Outstanding Throughout Each Period
	Class I (A)
	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011

Net asset value, beginning of period	$ 13.75		$ 11.77		$ 11.60		$ 10.29

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.14	(B)	0.16	(B)	0.12	(B)	0.09
Net realized and unrealized gain on investments	2.09		2.02		0.27		1.33
Total from investment operations	2.23		2.18		0.39		1.42

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.16)		(0.11)		(0.11)
From net realized gains on investments	(0.74)		(0.04)		(0.11)		(0.00)	(C)
Total distributions	(0.88)		(0.20)		(0.22)		(0.11)

Net asset value, end of period	$ 15.10		$ 13.75		$ 11.77		$ 11.60

Total return (D)	16.65%		18.71%		3.51%		13.94%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,058		$ 2,838		$ 2,179		$ 1,237
Ratios to average net assets
Expenses, before waiver and reimbursement	1.44%		1.54%		1.73%		2.06%	(F)
Expenses, net waiver and reimbursement	1.30%		1.30%		1.30%		1.30%	(F)
Net investment income, before waiver and reimbursement	0.85%		1.02%		0.61%		0.62%	(F)
Net investment income, net waiver and reimbursement	0.98%		1.26%		1.04%		1.38%	(F)
Portfolio turnover rate	25%		15%		26%		25%	(E)

(A) The Catalyst/Groesbeck Growth of Income Fund Class I commenced operations on November 24, 2010.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C) Realized capital gains distributed were less than $0.01 per share.
(D) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E) Not annualized.
(F) Annualized.

Catalyst/MAP Total Return Income Fund

The following table is intended to help you better understand the Catalyst/MAP Total Return Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/MAP Total Return Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)				Class C (A)
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2014	June 30, 2013	June 30, 2012		June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of period	$ 10.88	$ 10.14	$ 10.00		$ 10.84	$ 10.09	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.16	0.22	0.15		0.07	0.14	0.11
Net realized and unrealized gain on investments	1.50	0.90	0.03		1.50	0.89	0.00	(F)
Total from investment operations	1.66	1.12	0.18		1.57	1.03	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.33)	(0.04)		(0.13)	(0.23)	(0.02)
From net realized gains on investments	(0.24)	(0.05)	-		(0.24)	(0.05)	-
Total distributions	(0.45)	(0.38)	(0.04)		(0.37)	(0.28)	(0.02)

Net asset value, end of period	$ 12.09	$ 10.88	$ 10.14		$ 12.04	$ 10.84	$ 10.09

Total return (C)	15.51%	11.13%	1.83%	(D)	14.70%	10.27%	1.08%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 14,158	$ 9,626	$ 4,925		$ 4,616	$ 2,375	$ 1,786
Ratios to average net assets
Expenses, before waiver and reimbursement	1.83%	1.98%	2.81%	(E)	2.58%	2.73%	3.56%	(E)
Expenses, net waiver and reimbursement	1.55%	1.55%	1.55%	(E)	2.30%	2.30%	2.30%	(E)
Net investment income (loss), before waiver and reimbursement	1.07%	1.62%	0.32%	(E)	0.36%	0.87%	(0.43)%	(E)
Net investment income, net waiver and reimbursement	1.36%	2.05%	1.58%	(E)	0.64%	1.30%	0.83%	(E)
Portfolio turnover rate	42%	53%	39%	(D)	42%	53%	39%	(D)

	Class I (A)
	For the
	Period Ended
	June 30, 2014

Net asset value, beginning of period	$ 12.13

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.01
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$ 12.09

Total return (C,D)	0.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 121
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.66%
Expenses, net waiver and reimbursement (E)	1.25%
Net investment income, before waiver and reimbursement (E)	1.35%
Net investment income, net waiver and reimbursement (E)	1.76%
Portfolio turnover rate (D)	42%

(A) Catalyst/MAP Global Total Return Income Fund Class A shares and Class C shares commenced operations on July 29, 2011, Class I shares commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.
(F) Represents an amount less than $0.01 per share.

Catalyst/MAP Global Capital Appreciation Fund

The following table is intended to help you better understand the Catalyst/MAP Global Capital Appreciation Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/MAP Global Capital Appreciation Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)				Class C (A)
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2014	June 30, 2013	June 30, 2012		June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of period	$ 11.04	$ 10.02	$ 10.00		$ 10.93	$ 9.95	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.15	0.25	0.14		0.05	0.16	0.09
Net realized and unrealized gain (loss) on investments	2.69	1.12	(0.11)	(G)	2.68	1.12	(0.14)	(G)
Total from investment operations	2.84	1.37	0.03		2.73	1.28	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.29)	(0.01)		(0.06)	(0.24)	(0.00)	(F)
From net realized gains on investments	(0.20)	(0.06)	-		(0.20)	(0.06)	-
Total distributions	(0.32)	(0.35)	(0.01)		(0.26)	(0.30)	-

Net asset value, end of period	$ 13.56	$ 11.04	$ 10.02		$ 13.40	$ 10.93	$ 9.95

Total return (C)	26.10%	13.75%	0.26%	(D)	25.26%	12.92%	(0.47)%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 18,917	$ 9,735	$ 4,469		$ 6,072	$ 3,045	$ 1,025
Ratios to average net assets
Expenses, before waiver and reimbursement	1.77%	2.05%	3.54%	(E)	2.52%	2.80%	4.29%	(E)
Expenses, net waiver and reimbursement	1.55%	1.55%	1.55%	(E)	2.30%	2.30%	2.30%	(E)
Net investment income (loss), before waiver and reimbursement	0.96%	1.73%	(0.49)%	(E)	0.20%	0.98%	(1.24)%	(E)
Net investment income, net waiver and reimbursement	1.18%	2.23%	1.50%	(E)	0.42%	1.48%	0.75%	(E)
Portfolio turnover rate	50%	28%	25%	(D)	50%	28%	25%	(D)

	Class I (A)
	For the
	Period Ended
	June 30, 2014

Net asset value, beginning of period	$ 13.48

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.02
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.08

Net asset value, end of period	$ 13.56

Total return (C,D)	0.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 136
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.81%
Expenses, net waiver and reimbursement (E)	1.25%
Net investment income , before waiver and reimbursement (E)	1.40%
Net investment income, net waiver and reimbursement (E)	1.96%
Portfolio turnover rate (D)	50%

(A) Catalyst/MAP Global Capital Appreciation Fund Class A and C commenced operations on July 29, 2011, Class I shares commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.
(F) Represents an amount less than $0.01 per share.

(G)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

Catalyst/Lyons Hedged Premium Return Fund

The following table is intended to help you better understand the Catalyst/Lyons Hedged Premium Return Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/Lyons Hedged Premium Return Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)	Class C (A)	Class I (A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	June 30, 2014	June 30, 2014	June 30, 2014

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.67

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.01)	(0.05)	(0.00)	(F)
Net realized and unrealized gain (loss) on investments	0.65	0.64	(0.04)	(G)
Total from investment operations	0.64	0.59	(0.04)

Net asset value, end of period	$ 10.64	$ 10.59	$ 10.63

Total return (C,D)	6.40%	5.90%	(0.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,879	$ 9	$ 53
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	4.62%	5.37%	2.96%
Expenses, net waiver and reimbursement (E)	1.50%	2.25%	1.25%
Net investment loss, before waiver and reimbursement (E)	(3.35)%	(4.10)%	(2.28)%
Net investment loss, net waiver and reimbursement (E)	(0.23)%	(0.98)%	(0.57)%
Portfolio turnover rate (D)	38%	38%	38%

(A) The Catalyst Lyons Hedged Premium Fund Class A and Class C shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized
(F) Represents an amount less than $0.01 per share.

(G)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

Catalyst/Lyons Tactical Allocation Fund

The following table is intended to help you better understand the Catalyst/Lyons Tactical Allocation Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/Lyons Tactical Allocation Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)				Class C (A)
	For the		For the		For the	For the
	Year Ended		Period Ended		Year Ended	Period Ended
	June 30, 2014		June 30, 2013		June 30, 2014	June 30, 2013

Net asset value, beginning of period	$ 12.12		$ 10.00		$ 12.04	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.18		0.18		0.08	0.11
Net realized and unrealized gain on investments	2.73		2.10		2.72	2.08
Total from investment operations	2.91		2.28		2.80	2.19

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.07)		(0.06)	(0.06)
From net realized gains on investments	(0.45)		(0.09)		(0.45)	(0.09)
Total distributions	(0.53)		(0.16)		(0.51)	(0.15)

Net asset value, end of period	$ 14.50		$ 12.12		$ 14.33	$ 12.04

Total return (C)	24.29%		23.04%	(D)	23.51%	22.13%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 76,417		$ 14,262		$ 24,157	$ 2,494
Ratios to average net assets
Expenses, before waiver and reimbursement	1.77%		2.23%	(E)	2.52%	2.98%	(E)
Expenses, net waiver and reimbursement	1.50%		1.50%	(E)	2.25%	2.25%	(E)
Net investment income, before waiver and reimbursement	1.05%		0.86%	(E)	0.33%	0.11%	(E)
Net investment income , net waiver and reimbursement	1.32%		1.59%	(E)	0.59%	0.84%	(E)
Portfolio turnover rate	165%		126%	(D)	165%	126%	(D)

	Class I (A)
	For the
	Period Ended
	June 30, 2014

Net asset value, beginning of period	$ 14.57

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.01
Net realized and unrealized loss on investments	(0.07)	(F)
Total from investment operations	(0.06)

Net asset value, end of period	$ 14.51

Total return (C,D)	(0.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 135
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.90%
Expenses, net waiver and reimbursement (E)	1.20%
Net investment income, before waiver and reimbursement (E)	0.13%
Net investment income , net waiver and reimbursement (E)	0.83%
Portfolio turnover rate (D)	165%

(A) The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.

(F)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

Catalyst Dynamic Alpha Fund

The following table is intended to help you better understand the Catalyst Dynamic Alpha Fund’s (formerly Catalyst/CP Core Equity Fund ) financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Dynamic Alpha Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)					Class C (A)
	For the		For the	For the		For the	For the	For the
	Year Ended		Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2014		June 30, 2013	June 30, 2012		June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of period	$ 12.40		$ 10.68	$ 10.00		$ 12.28	$ 10.64	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	-	(F)	0.01	-	(F)	(0.10)	(0.08)	(0.04)
Net realized and unrealized gain on investments	4.26		1.73	0.68		4.19	1.73	0.68
Total from investment operations	4.26		1.74	0.68		4.09	1.65	0.64

LESS DISTRIBUTIONS:
From net investment income	-		(0.02)	-		-	(0.01)	-
From net realized gains on investments	(1.23)		-	-		(1.23)	-	-
Total distributions	(1.23)		(0.02)	-		(1.23)	(0.01)	-

Net asset value, end of period	$ 15.43		$ 12.40	$ 10.68		$ 15.14	$ 12.28	$ 10.64

Total return (C)	35.52%		16.30%	6.80%	(D)	34.44%	15.47%	6.40%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 31,000		$ 23,331	$ 20,530		$ 608	$ 256	$ 27
Ratios to average net assets
Expenses, before waiver and reimbursement	1.56%		1.57%	1.81%	(E)	2.31%	2.32%	2.56%	(E)
Expenses, net waiver and reimbursement	1.35%		1.35%	1.35%	(E)	2.10%	2.10%	2.10%	(E)
Net investment loss, before waiver and reimbursement	(0.20)%		(0.14)%	(0.39)%	(E)	(0.95)%	(0.89)%	(1.18)%	(E)
Net investment income (loss), net waiver and reimbursement	0.01%		0.08%	0.07%	(E)	(0.74)%	(0.67)%	(0.72)%	(E)
Portfolio turnover rate	108%		97%	74%	(D)	108%	97%	74%	(D)

	Class I (A)
	For the
	Period Ended
	June 30, 2014

Net asset value, beginning of period	$ 15.30

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.01
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.13

Net asset value, end of period	$ 15.43

Total return (C,D)	0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 118
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.51%
Expenses, net waiver and reimbursement (E)	1.10%
Net investment income, before waiver and reimbursement (E)	0.18%
Net investment income, net waiver and reimbursement (E)	0.59%
Portfolio turnover rate (D)	108%

(A) The Catalyst Dynamic Alpha Fund Class A and Class C shares commenced operations on December 22, 2011, Class I shares commenced operations on June 6, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.
(F) Represents an amount less than $0.01 per share.

Catalyst/Princeton Floating Rate Income Fund

The following table is intended to help you better understand the Catalyst/Princeton Floating Rate Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/Princeton Floating Rate Income Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)				Class C (A)				Class I (A)
	For the		For the		For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended		Year Ended		Period Ended
	June 30, 2014		June 30, 2013		June 30, 2014		June 30, 2013		June 30, 2014		June 30, 2013

Net asset value, beginning of period	$ 10.19		$ 10.00		$ 10.19		$ 10.00		$ 10.19		$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.45		0.21		0.36		0.15		0.47		0.21
Net realized and unrealized gain on investments	0.40		0.15	(F)	0.40		0.18	(F)	0.40		0.16	(F)
Total from investment operations	0.85		0.36		0.76		0.33		0.87		0.37

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.17)		(0.35)		(0.14		(0.43)		(0.18)
From net realized gains on investments	(0.00)	G)	-		(0.00)	(G)	-		(0.00)	(G)	-
Total distributions	(0.41)		(0.17)		(0.35)		(0.14)		(0.43)		(0.18)

Net asset value, end of period	$ 10.63		$ 10.19		$ 10.60		$ 10.19		$ 10.63		$ 10.19

Total return (C)	8.53%		3.59%	(D)	7.56%		3.25%	(D)	8.76%		3.71%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 31,621		$ 225		$ 8,874		$ 46		$ 30,817		$ 6,689
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.65%		3.23%	(E)	2.42%		3.98%	(E)	1.35%		2.98%	(E)
Expenses, net waiver and reimbursement (H)	1.40%		0.65%	(E)	2.17%		1.40%	(E)	1.10%		0.40%	(E)
Net investment income, before waiver and reimbursement (H,I)	4.01%		1.27%	(E)	3.25%		0.52%	(E)	4.14%		1.52%	(E)
Net investment income, net waiver and reimbursement (H,I)	4.25%		3.85%	(E)	3.45%		3.10%	(E)	4.48%		4.10%	(E)
Portfolio turnover rate	92%		90%	(D)	92%		90%	(D)	92%		90%	(D)

(A) The Catalyst/Princeton Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.

(F)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(G) Represents an amount less than $0.01 per share.
(H) The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(I) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Catalyst Macro Strategy Fund

The following table is intended to help you better understand the Catalyst Macro Strategy Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Macro Strategy Fund's financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)	Class C (A)	Class I (A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	June 30, 2014	June 30, 2014	June 30, 2014

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.01	(0.01)	0.02
Net realized and unrealized gain on investments	0.25	0.25	0.24
Total from investment operations	0.26	0.24	0.26

Net asset value, end of period	$ 10.26	$ 10.24	$ 10.26

Total return (C,D)	2.60%	2.40%	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,560	$ 32,046	$ 5,336
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	2.22%	2.97%	1.97%
Expenses, net waiver and reimbursement (E,F)	1.95%	2.70%	1.70%
Net investment income (loss), before waiver and reimbursement (E,F,G)	0.10%	(0.59)%	0.31%
Net investment income (loss), net waiver and reimbursement (E,F,G)	0.37%	(0.32)%	0.58%
Portfolio turnover rate (D)	204%	204%	204%

(A) The Catalyst Macro Strategy Fund Class A, Class C and Class I shares commenced operations on March 11, 2014.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.
(F) The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(G) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Catalyst/EquityCompass Buyback Strategies Fund

The following table is intended to help you better understand the Catalyst/EquityCompass Buyback Strategies Fund’s financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/EquityCompass Buyback Strategies Fund’s financial statements, is included in the annual report, which is available upon request.

For a Share Outstanding Throughout Each Period
	Class A (A)	Class C (A)	Class I (A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	June 30, 2014	June 30, 2014	June 30, 2014

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain on investments	0.21	0.22	0.23
Total from investment operations	0.19	0.16	0.22

Net asset value, end of period	$ 10.19	$ 10.16	$ 10.22

Total return (C,D)	1.90%	1.60%	2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 6,464	$ 5,567	$ 11,042
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.99%	2.74%	1.74%
Expenses, net waiver and reimbursement (E)	1.50%	2.25%	1.25%
Net investment loss, before waiver and reimbursement (E)	(0.94)%	(1.71)%	(0.68)%
Net investment loss, net waiver and reimbursement (E)	(0.45)%	(1.22)%	(0.19)%
Portfolio turnover rate (D)	384%	384%	384%

(A) The Catalyst/EquityCompass Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.
(B) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D) Not annualized.
(E) Annualized.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust doesn’t jointly market.

 FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Funds at 1-866-447-4228 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries. You may also obtain this information from the Funds' internet site at www.CatalystMF.com ..

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21872

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2014

MUTUAL FUND SERIES TRUST

Catalyst Small-Cap Insider Buying Fund Class A: CTVAX Class C: CTVCX Class I: CTVIX	Catalyst/SMH Total Return Income Fund Class A: TRIFX Class C: TRICX Class I: TRIIX
Catalyst Hedged Insider Buying Fund formerly Catalyst Strategic Insider Fund Class A: STVAX Class C: STVCX Class I:STVIX	Catalyst/Groesbeck Growth of Income Fund Class A: CGGAX Class C: CGGCX Class I: CGGIX
Catalyst Insider Buying Fund Class A: INSAX Class C: INSCX Class I: INSIX	Catalyst/Groesbeck Aggressive Growth Fund Class A: GROAX Class C: GROCX Class I: GROIX
Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX Class I:CIAIX	Catalyst/MAP Global Total Return Income Fund Class A: TRXAX Class C: TRXCX Class I: TRXIX
Catalyst Activist Investor Fund Class A: AIXAX Class C: AIXCX Class I: AIXIX	Catalyst/MAP Global Capital Appreciation Fund Class A: CAXAX Class C: CAXCX Class I: CAXIX
Catalyst Insider Income Fund Class A: IIXAX Class C: IIXCX Class I: IIXIX	Catalyst/Lyons Hedged Premium Return Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst Absolute Total Return Fund Class A: ATRAX Class C: ATRCX Class I: ATRFX	Catalyst/Lyons Tactical Allocation Fund Class A: CLTAX Class C: CLTCX Class I: CLTIX
Catalyst Event Arbitrage Fund Class A: CEAAX Class C: CEACX Class I: CEAIX	Catalyst Dynamic Alpha Fund formerly Catalyst/CP Core Equity Fund Class A: CPEAX Class C: CPECX Class I: CPEIX
Catalyst Hedged Futures Strategy Fund Class A: HFXAX Class C: HFXCX Class I: HFXIX	Catalyst/Princeton Floating Rate Income Fund Class A: CFRAX Class C: CFRCX Class I: CFRIX
Catalyst/SMH High Income Fund Class A: HIIFX Class C: HIICX Class I: HIIIX	Catalyst Macro Strategy Fund Class A: MCXAX Class C: MCXCX Class I: MCXIX
Catalyst/EquityCompass Buyback Strategy Fund Class A: BUYAX Class C: BUYCX Class I: BUYIX

17605 Wright Street

Omaha, Nebraska 68130

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Catalyst Small-Cap Insider Buying Fund (the “Small-Cap Insider Buying  Fund”), Catalyst Hedged Insider Buying Fund (the “Hedged Insider Fund”), Catalyst Insider Buying Fund (the “Insider Buying Fund”), Catalyst Insider Long/Short Fund (the “Insider Long/Short Fund”), Catalyst Activist Investor Fund (the “Activist Investor Fund”), Catalyst Insider Income Fund (the “Insider Income Fund”), Catalyst Absolute Total Return Fund (the “Absolute Total Return Fund”), Catalyst Event Arbitrage Fund (the “Event Arbitrage Fund”), Catalyst Hedged Futures Strategy Fund (the “Hedged Futures Strategy Fund”), Catalyst/SMH High Income Fund (the “High Income Fund”), Catalyst/SMH Total Return Income Fund (the “TRI Fund”), Catalyst/Groesbeck Growth of Income Fund (the “GOI Fund”), Catalyst/Groesbeck Aggressive Growth Fund (the “Aggressive Growth Fund”), Catalyst/MAP Global Total Return Income Fund (the “Global TRI Fund”), Catalyst/MAP Global Capital Appreciation Fund (the “Global Appreciation Fund”), Catalyst/Lyons Hedged Premium Return Fund (the “Hedged Premium Return Fund”), Catalyst/Lyons Tactical Allocation Fund (the “Tactical Allocation Fund”), Catalyst Dynamic Alpha Fund (the “Dynamic Alpha Fund”), Catalyst/Princeton Floating Rate Income Fund (the “Floating Rate Income Fund”), Catalyst Macro Strategy Fund (the “Macro Strategy Fund”) and the Catalyst/EquityCompass Buyback Strategies Fund (the “ Buyback Strategies Fund”), (each, a “Fund” and, collectively, the “Funds”) (each, a

“Fund” and collectively, the “Funds”) dated November 1, 2014 .. Each Fund is a separate series of the Mutual Fund Series Trust (“Trust”), an open-end management company organized as an Ohio business trust.  The Small-Cap Insider Buying Fund’s, Hedged Insider Buying Fund’s, Insider Buying Fund’s, Insider Long/Short Fund’s, Event Arbitrage Fund’s, Hedged Futures Strategy Fund’s, High Income Fund’s, TRI Fund’s, GOI Fund’s, Catalyst/MAP Global TRI Fund’s, Global Appreciation Fund’s, Hedged Premium Return Fund’s, Tactical Allocation Fund’s, Dynamic Alpha Fund’s, Floating Rate Income Fund’s, Macro Strategy Fund’s and Buyback Strategy Fund’s Annual Reports to shareholders for the period ended June 30, 2014 are incorporated herein by reference.  This SAI has been incorporated in its entirety into the Prospectuses. Copies of the Prospectuses, Annual and Semi-Annual Reports may be obtained at no charge from the Trust by writing to the above address or calling 1-866-447-4228.

MUTUAL FUND SERIES TRUST	4
INVESTMENT RESTRICTIONS	5
OTHER INVESTMENT POLICIES	5
ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS	6
DISCLOSURE OF PORTFOLIO HOLDINGS	26
TRUSTEES AND OFFICERS	27
PRINCIPAL SHAREHOLDERS	33
ADVISOR AND SUB-ADVISORS	62
CODE OF ETHICS	75
TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR	76
COMPLIANCE SERVICES	79
CUSTODIAN	80
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	80
COUNSEL	80
DISTRIBUTOR	80
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES	85
PROXY VOTING POLICY	86
PORTFOLIO TURNOVER	87
PORTFOLIO TRANSACTIONS	87
PURCHASE AND REDEMPTION OF SHARES	90
REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES	91
WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES	92
EXCHANGE PRIVILEGE	92
NET ASSET VALUE	92
TAX INFORMATION	93
INVESTMENTS IN FOREIGN SECURITIES	93
BACKUP WITHHOLDING	94
FOREIGN SHAREHOLDERS	95
FINANCIAL STATEMENTS	95
Appendix A—Description of Commercial Paper and Bond Ratings	96
Appendix B	98
Appendix C	101
Appendix D	102
Appendix E	105
Appendix F	108
Appendix G	111
Appendix H	114
Appendix I	1

MUTUAL FUND SERIES TRUST

The Trust, an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Small-Cap Insider Buying  Fund, Insider Long/Short Fund, Activist Investor Fund, Insider Income Fund, Absolute Total Return Fund, Event Arbitrage Fund, Hedged Futures Strategy Fund , High Income Fund , TRI Fund , Aggressive Growth Fund, Hedged Premium Return Fund , Tactical Allocation Fund , Dynamic Alpha Fund, Floating Rate Income Fund , Macro Strategy Fund and the Buyback Strategies Fund are each separate non-diversified series of the Trust and the Hedged Insider Fund, Insider Buying Fund, GOI Fund, Global TRI Fund and Global Appreciation Fund are each diversified series of the Trust .. There are currently several other series (or funds) and additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

Catalyst Capital Advisors LLC acts as advisor to the Funds.

ATR Advisors, LLC serves as the investment sub-advisor to the Absolute Total Return Fund.

SMH Capital Advisors, Inc. serves as the investment sub-advisor to the High Income and TRI Funds.

Groesbeck Investment Management Corp, serves as the investment sub-advisor to the GOI and Aggressive Growth Funds.

Managed Assets Portfolios, LLC serves as the investment sub-advisor to the Global TRI and Capital Appreciation Funds.

Lyons Wealth Management, LLC serves as the investment sub-advisor to the Hedged Premium Return and Tactical Allocation Funds.

Cookson Pierce & Co., Inc. serves as the investment sub-advisor to the Dynamic Alpha Fund.

Princeton Advisory Group, Inc. serves as the investment sub-advisor to the Floating Rate Income Fund.

Castle Financial & Retirement Planning Associates, Inc. serves as the investment sub-advisor to the Macro Strategy Fund.

Choice Financial Partners, Inc., d/b/a EquityCompass Strategies, serves as the portfolio consultant to the Buyback Strategy Fund.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each Fund offers three classes of shares:  Class A, Class C and Class I Shares.   Each share class represents an interest in the same assets of a Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Funds and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of that Fund.

As a matter of fundamental policy, each Fund, except as otherwise noted, may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(e)

purchase or sell physical commodities or forward contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

(g)

invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

(h)

(Hedged Insider Fund, Insider Buying Fund, GOI Fund, Global TRI Fund and Global Appreciation Fund Only) With respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Funds:

(a)

No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

No Fund will purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(c)

No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  No Fund will mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(d)

No Fund will purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

Temporary Defensive Positions

From time to time, the Funds may take temporary defensive positions, which are inconsistent with a Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.   While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although a Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of any Fund, the following policies supplement the investment objective and policies of the Funds as set forth in the Prospectus.

Common Stocks. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price.  Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Funds may invest in securities issued by other investment companies. Each Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10%

Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Funds intend to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds.

Exchange Traded Funds.  Each Fund may invest in a range of exchange-traded funds ("ETFs").  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies, see "Securities of Other Investment Companies" above.

When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF. These risks could include those associated with small companies, illiquidity risk, sector risk, foreign and emerging market risk, short selling, leverage as well as risks associated with fixed income securities, real estate investments, and commodities.  ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which each Fund may be more heavily invested will vary.

To offset the risk of declining security prices, the Funds may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.   Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETFs current benchmark is the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 5%).  Under the 1940 Act, the Funds may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Funds may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Funds from allocating its investments in the manner that the Fund’s advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

ETFs or Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse or leveraged securities could cause a Fund to suffer significant losses.

Closed-End Investment Companies.  The Funds may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Funds, together with any company or companies controlled by the Funds, and any other investment companies having a sub- advisor as an investment advisor, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds. The Funds may also invest in preferred shares of closed-end funds.

An investor in the Funds should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Funds he will bear not only his proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Funds rather than directly in the underlying funds.

Business Development Companies (BDCs) and Special Purpose Acquisition Companies (SPACs). The Funds may invest in BDCs and SPACs.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs.  For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt instruments that mature in one year or less.  SPACs typically hold 85% to 100% of the proceeds raised from their IPO in trust to be used at a later date for a merger or acquisition. The SPAC must sign a letter of intent for a merger or acquisition within 18 months of the IPO. Otherwise it will be forced to dissolve and return the assets held in the trust to the public stockholders. However, if a letter of intent is signed within 18 months, the SPAC can close the transaction within 24 months. In addition, the target of the acquisition must have a fair market value that is equal to at least 80% of the SPAC’s assets at the time of acquisition and a majority of shareholders voting must approve this combination with no more than 20% of the shareholders voting against the acquisition and requesting their money back. When a deal is proposed, a shareholder can stay with the transaction by voting for it or elect to sell his shares in the SPAC if voting against it.  SPACs are more transparent than private equity as they may be subject to certain SEC regulations, including registration statement requirements under the Securities Act of 1933 and 10-K, 10-Q and 8-K financial reporting requirements.  Since SPACs are publicly traded, they provide limited liquidity to an investor (i.e. investment comes in the form of common shares and warrants which can be traded).  Other than the risks normally associated with IPOs, SPACs’ public shareholders' risks include limited liquidity of their securities (as shares are generally thinly traded), loss of 0-15% of their investments (resulting from the SPACs operating costs) if no deals are made and lack of investment diversification as assets are invested in a single company.

Options on Securities. Each Fund may purchase put or call options on equity securities (including securities of ETFs). Each Fund may also write call options and put options on stocks only if they are covered, as described below, and such options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). Each Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with OCC rules.

The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

A Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security. In addition, a Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with OCC rules.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

In order to write a call option, a Fund is required to comply with OCC rules and the rules of the various exchanges with respect to collateral requirements.

A Fund may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, a Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

A Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.  If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price a Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, a Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When a Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, a Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although a Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. Each Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in a Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Funds may engage in transactions in futures contracts and options on futures contracts.

Regulation as a Commodity Pool Operator The Trust, on behalf of each Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to each Fund's operations.  Accordingly, the Funds are not currently subject to registration or regulation as a commodity pool operator.

Convertible Securities. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Funds may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to a Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Funds may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Funds may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by a Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Funds may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Depositary Receipts. Each Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. Each Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by a Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect a Fund’s ability to sell securities at their fair value. Each Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in a Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NRSROs is contained in Appendix A.

Zero Coupon Securities. The Funds may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Each Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. A Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. Each Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, a Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, a Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the advisor’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. A Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if a Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. A Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

A Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  A Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, a Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, a Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a

Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. A Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by the Advisor to be creditworthy.

When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. A Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. A Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Funds’ Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act. Section 4(a)(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(a)(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(a)(2) commercial paper, thus providing liquidity. Each advisor believes that Section 4(a)(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(a)(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Funds’ securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. No Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Funds may engage in short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

Each Fund may invest in "private activity" bonds.  Each Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives a Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds’ portfolio securities.  A complete list of the Funds’ portfolio holdings are publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (for example, the Funds’ custodian, administrator, investment advisor, sub-investment advisor, independent public accountants, attorneys, officers and trustees) and are subject to a duty of confidentiality,  and (2) pursuant to certain exceptions that serve a legitimate business purpose.  These exceptions may include:  (1) disclosure of portfolio holdings only after such information has been publicly disclosed and (2) to third-party vendors, currently consisting of Morningstar Investment Services and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement.  The confidentiality agreement must provide, but is not limited to, that the recipient of the portfolio holdings information agrees to limit access to the portfolio holdings information to its employees who, on a need to know basis are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive that the confidentiality obligations contained in the confidentiality agreement.

Neither the Funds or the Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.  Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or an advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Funds, the advisor’s costs and the profitability of the agreements to the advisor, ancillary benefits to the advisor or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Board of Trustees currently has two standing committees: the Audit Committee and the Valuation Committee. Each committee is described below.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Property, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	39	Variable Insurance Trust since 2010

Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	39	Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	39	Variable Insurance Trust since 2010

Interested Trustee *** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President	Trustee since 7/2006; President since 2/2012	Managing Member and Chief Compliance Officer, Catalyst Capital Advisors LLC, 1/2006- present; Member and Chief Compliance Officer, AlphaCentric Advisors LLC, 2/2014 to Present; President, MFund Distributors LLC, 10/2012-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management ( Americas ) LLC, 9/2006 to 2010.	39	Variable Insurance Trust since 2010

Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012.	N/A	N/A
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012.	N/A	N/A
Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Assistant Vice President, Gemini Fund Services, LLC, since 2012; Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc., 2008 – 2012.	N/A	N/A
Carol Spawn Desmond CCO Compliance Services, LLC 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1957	Chief Compliance Officer	Since 9/2014	Managing Director, CCO Compliance Services, LLC, since 7/2014; Managing Director, SEC Compliance Consultants, Inc., since 7/2014 ; Counsel, Satterlee, Stephens, Burke & Burke LLP, 2006 -7/2014	N/A	N/A
Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010.	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A

* The term of office of each Trustee is indefinite.

** The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.

Leadership Structure.  The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in the Advisor, which also serves as investment advisor to other certain series of the Trust.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each an Independent Trustee.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing Board meetings, (b) setting the agendas for these meetings and (c) providing information to Board members in advance of each Board meeting and between Board meetings.   The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.  Additionally, as the President of MFund Services LLC, which provides management and administrative services to the Fund, Mr. Szilagyi is well positioned and informed regarding issues requiring the attention of the Board, and as the leader of the Board, can ensure such issues are included in the Board’s agenda for meetings and that appropriate time is allocated to discuss such issues and take any necessary actions.

Risk Oversight. In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk  at quarterly meetings and on an ad hoc basis, when and if necessary. The Board, directly or through its Audit Committee, reviews reports from among others, the advisors, sub-advisors, the Trust’s Chief Compliance Officer, the Trust’s independent registered public accounting firm, and the Independent Trustees’ counsel, as appropriate, regarding risks faced by the Trust and the Fund and the risk management programs of the Trust, the advisors and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Trust’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Trust’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees. The actual day-to-day risk management with respect to the Fund resides with the Fund’s advisor and other service providers to the Fund. Although the risk management policies of the advisor and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Audit Committee.  Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.  The Board’s Audit Committee is a standing independent committee with a separate chair.  The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. During the fiscal year ended June 30, 2014, the Audit Committee met four times.

Valuation Committee. The Valuation Committee is composed of either the Treasurer or an Assistant Treasurer of the Trust and a representative of the Advisor. Prior to November 26, 2013, the Valuation Committee is composed of at least one Independent Trustee and one individual from the Fund’s administrator. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investment for which market quotations or sale prices are not readily available. The Valuation Committee meets as is required. During the fiscal year ended June 30, 2014, the Valuation Committee held four meetings.

Background and Qualifications of the Trustees.  Mr. Szilagyi is the managing member of the Advisor, an original sponsor of the Trust.  He is also President of MFund Services LLC which provides management and administrative services to the Trust. Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of a real estate investment firm.  Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisors to the funds.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Dr. Pariser is the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 2013

Name of Trustee	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi
Dollar Range of Equity Securities in Small-Cap Insider Buying Fund	None	Over $100,000	Over $100,000	Over $100,000
Dollar Range of Equity Securities in Hedged Insider Buying Fund	None	$10,001-$50,000	$10,001-$50,000	Over $100,000
Dollar Range of Equity Securities in Insider Buying Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in Insider Long/Short Fund	None	$10,001-$50,000	None	Over $100,000
Dollar Range of Equity Securities in Activist Investor Fund	N/A	N/A	N/A	N/A
Dollar Range of Equity Securities in Insider Income Fund	N/A	N/A	N/A	N/A
Dollar Range of Equity Securities in Absolute Total Return Fund	N/A	N/A	N/A	N/A
Dollar Range of Equity Securities in Event Arbitrage Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in Hedged Futures Strategy Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in the High Income Fund	None	$10,001-$50,000	$50,001-$100,000	Over $100,000
Dollar Range of Equity Securities in the TRI Fund	None	$1-$10,000	$10,001-$50,000	Over $100,000
Dollar Range of Equity Securities in GOI Fund	$1-$10,000	$1-$10,000	$10,001-$50,000	Over $100,000
Dollar Range of Equity Securities in GAG Fund	N/A	N/A	N/A	N/A
Dollar Range of Equity Securities in Global TRI Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in Global Capital Appreciation Fund	None	None	None	Over $100,000

Dollar Range of Equity Securities in Hedged Premium Return Fund	N/A	N/A	N/A	$50,001-$100,000
Dollar Range of Equity Securities in Tactical Allocation Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in Dynamic Alpha Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in Floating Rate Income Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in Macro Strategy Fund	None	None	None	None
Dollar Range of Equity Securities in EquityCompass Buyback Strategy Fund	None	None	None	Over $100,000
Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust	$1-$10,000	Over $100,000	Over $100,000	Over $100,000

*The Activist Insider, Insider Income, Absolute Total Return, Aggressive Growth and Hedged Premium Return Fund were not in operation as of December 31, 2013.

Compensation of the Board of Trustees

As of April 1, 2014, the Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Funds, are paid a quarterly retainer of $350 per fund of the Trust and receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended.  The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. Prior to April 1, 2014, the Trustees who are not “interested persons” were paid a quarterly retainer of $250, $500 per Valuation Committee meeting and per special board meeting attended at the discretion of the Chairman, and the Chairman of the Trust’s Audit Committee received an additional fee of $400 per Fund in the Trust per year.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2014 .  The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi**
Aggregate Compensation from the Small-Cap Insider Buying Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Hedged Insider Buying Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Insider Buying Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Insider Long/Short Fund	$1,590	$1,190	$1,190	$0
$1,190 $1,190 $1,190 Aggregate Compensation from the Event Arbitrage Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Hedged Futures Strategy Fund	$1,240	$940	$940	$0
Aggregate Compensation from the High Income Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the TRI Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the GOI Fund	$1,590	$1,190	$1,190	$0
$1,190 Aggregate Compensation from the Global TRI Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Global Capital Appreciation Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Hedged Premium Return Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Tactical Allocation Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Dynamic Alpha Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Floating Rate Income Fund	$1,590	$1,190	$1,190	$0
Aggregate Compensation from the Macro Strategy Fund	$521	$421	$421	$0
Aggregate Compensation from the EquityCompass Buyback Strategy Fund	$890	$690	$690	$0
Total Compensation from Fund Complex*	$45,650	$32,650	$32,650	$0

* The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

** Mr. Szilagyi is compensated by MFund Services LLC for administrative support services to the Trust.  Please see the “Transfer Agent, Fund Accounting and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of a Fund (or a class of shares of a Fund) may be deemed to control the Fund (or class of the Fund). Below are the beneficial and/or record holders of 5% or more of each fund.

Catalyst Small-Cap Insider Buying Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Small-Cap Insider Buying Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150	320,667.6510	6.75%

As of October 1, 2014 , securities of the Catalyst Small-Cap Insider Buying Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1 % of the outstanding Class A shares of the Fund.

Catalyst Small-Cap Insider Buying Fund Class C Shares

No Shareholder is known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Small-Cap Insider Buying Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014 , securities of the Catalyst Small-Cap Insider Buying Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst Small-Cap Insider Buying Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Small-Cap Insider Buying Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class

Oppenheimer & Co .. Inc. FBO Quinton PAS Managed Account 1003 221st Ave Sammamish, WA 98075	34,282.8060	5.32%
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150-9046	289,158.3170	44.90%*

Charles Schwab & Co 101 Montgomery St. Attn Mutual Funds San Francisco, CA 94104	68,006.7150	10.56%

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014 , securities of the Catalyst Small-Cap Insider Buying Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

Catalyst Hedged Insider Buying Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Strategic Insider Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150	554,045.7820	29.90%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares ..

As of October 1, 2014 , securities of the Catalyst Hedged Insider Buying Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1. % of the outstanding Class A shares of the Fund.

Catalyst Hedged Insider Buying Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Hedged Insider Buying Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
John C Fiddes 28110 Story Hill Lane Los Altos Hills CA 94022	19,936.2040	5.23%

As of October 1, 2014 , securities of the Catalyst Hedged Insider Buying Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst Hedged Insider Buying Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Hedged Insider Buying Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150	4,293.1150	15.12%
Paul R Tobin IRR TR PB box 2052 Jersey City, NJ 07303	2,192.9820	7.72%
IRA FBO Gary Paris PO Box 2052 Jersey City, NJ 07303	1,675.1640	5.90%
866 SEI JDR IP One Freedom Valley Drive Oaks, PA 19456	2,465.4590	8.68%
Scott Pease 5057 Topeka Drive Tarzana CA 91356	3,681.8850	12.96%
Szilagyi, Jerry J 5 Abbington Drive Lloyd Harbor, NY 11743	10,595.0710	37.31%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst Hedged Insider Buying Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 37.31% of the outstanding Class I shares of the Fund.

Catalyst Insider Buying Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Buying Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150	3,046,758.7060	14.84%

As of October 1, 2014, securities of the Catalyst Insider Buying Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst Insider Buying Class C Shares

No Shareholders are known by the Trust to own of record more than 5% of the outstanding shares of the Insider Buying Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the Catalyst Insider Buying Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst Insider Buying Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Buying Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150	391,094.4170	34.94%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst Insider Buying Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

Catalyst Insider Long/Short Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Long/Short Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops PO Box 509046 San Diego, CA 92150	219,832.5130	26.18%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2014, securities of the Catalyst Insider Long/Short Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst Insider Long/Short Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Long/Short Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
MG Trust Company Cust. FBO LAREDO COMMUNITY COLLEGE ORP PLAN 717 17th Street Suite 1300 Denver CO 80202	43,142.9560	17.95%

As of October 1, 2014, securities of the Catalyst Insider Long/Short Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group less than 1% of the outstanding Class C shares of the Fund.

Catalyst Insider Long/Short Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Long/Short Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops PO Box 509046 San Diego, CA 92150	43,531.4080	38.71%*
Michael Stone PO Box 2052 Jersey City, NJ 07303	6,500.3060	5.78%
Szilagyi, Jerry J 5 Abbington Drive Lloyd Harbor, NY 11743	17,178.8620	15.27%

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst Insider Long/Short Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 15.27% of the outstanding Class I shares of the Fund.

Catalyst Activist Investor Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Activist Investor Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Ameritrade Inc FBO 8824160961 Jerry Szilagyi 5 Abbington Dr Lloyd Harbor NY 11743	5,025.1260	14.19%
Miller, David S 1521 Alton Rd Box 527 Miami Beach, FL 33139	27,337.9470	77.20%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2014, securities of the Catalyst Activist Investor Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented 14.19% of the outstanding Class A shares of the Fund.

Catalyst Activist Investor Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Activist Investor Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	100.0000	12.27%

Mary Beth Linnenkamp

11116 Chimineas Ave

Northridge CA 913262507

715.0150

       87.73%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 1, 2014, securities of the Catalyst Activist Investor Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group owned 12.27% of the outstanding Class C shares of the Fund.

Catalyst Activist Investor Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Long/Short Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops PO box 509046 San Diego, CA 92150	2,465.4830	20.10%
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	9,800.0000	79.90%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst Activist Investor Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group 79.90% of the outstanding Class I shares of the Fund.

Catalyst Insider Income Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Income Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Ameritrade Inc FBO 8824160961 Jerry Szilagyi 5 Abbington Dr Lloyd Harbor NY 11743	10,297.0860	24.94%
Miller, David S 1521 Alton Rd Box 527 Miami Beach, FL 33139	30,891.2600	74.82%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2014, securities of the Catalyst Insider Income Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented 24.94% of the outstanding Class A shares of the Fund.

Catalyst Insider Income Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Income Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	100.0000	100.00%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 1, 2014, securities of the Catalyst Insider Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 100% of the outstanding Class C shares of the Fund.

Catalyst Insider Income Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Insider Income Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops PO box 509046 San Diego, CA 92150	2,075.1460	12.28%
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	9,800.0000	58.02%*
Szilagyi, Jerry J 5 Abbington Drive Lloyd Harbor, NY 11743	5,016.6670	29.70%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst Insider Income Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group less represented 87.72% of the outstanding Class I shares of the Fund.

Catalyst Absolute Total Return Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Absolute Total Return Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
G876108965 1005 Valley Creek Dr Plano TX 75075	735.0000	15.08%
G420092343 206 Fairfield Drive E Holbrook NY 11741	2,355.0000	48.30%*
Susan B Luthi PO Box 2052 Jersey City, NJ 07303	1,685.3930	34.57%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2014, securities of the Catalyst Absolute Total Return Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 2.05% of the outstanding Class A shares of the Fund.

Catalyst Absolute Total Return Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Absolute Total Return Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	100.0000	100.00%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 1, 2014, securities of the Catalyst Absolute Total Return Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 100% of the outstanding Class C shares of the Fund.

Catalyst Absolute Total Return Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Absolute Total Return Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
B Blau 10 DE GST EXM PO Box 2052 Jersey City, NJ 07303	4,911.5910	50.57%*
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	4,800.0000	49.43%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst Absolute Total Return Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 49.43% of the outstanding Class I shares of the Fund.

Catalyst Event Arbitrage Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Event Arbitrage Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150-9046	130,709.5320	7.97%
Rosenberg Trust 133 Windwatch Drive Hauppauge, NY 11788	175,078.4370	10.68%
ABS Associates LTD 450 Seventh Ave, 45th Floor New York, NY 10123	386,984.3100	23.60%
DIDCO Urban Renewal Co LTD 450 Seventh Ave, 45th Floor New York, NY 10123	440,165.4520	26.85%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2014 , securities of the Catalyst Event Arbitrage Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst Event Arbitrage Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Event Arbitrage Fund  Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Yamane Leanne 707 2nd Avenue South Minneapolis, MN 55402	3,559,1500	5.46%
Cope Howard 9785 Towne Centre Drive San Diego CA 92121	4,424.7790	6.79%
Wenatchee Emergency 501 North Broadway St. Louis, MO 63102	5,263.0670	8.08%
Hwang Kevin 707 2nd Avenue South Minneapolis, MN 55402	3,651.9870	5.60%
Allen Rebecca 501 North Broadway St Louis MO 63102	10,964.9120	16.82%
Darwood Darralyn 501 North Broadway St Louis MO 63102	5,567.9290	8.54%

As of October 1, 2014 , securities of the Catalyst Event Arbitrage Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst Event Arbitrage Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Event Arbitrage Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150	36,500.6690	68.64%*
MG Trust Company Cust. FBO BARDAHL MGF CORP PENSION TRUST 717 17th Street Suite 1300 Denver CO 80202	4,620.9830	8.69%
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Llyod Harbor, NY 11743	9,857.1320	18.54%

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014 , securities of the Catalyst Event Arbitrage Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 18.54 % of the outstanding Class I shares of the Fund.

Catalyst Hedged Futures Strategy Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Hedged Futures Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	5,384,705.7780	28.37%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2013, securities of the Catalyst Hedged Futures Strategy Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst Hedged Futures Strategy Fund Class C Shares

No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Hedged Futures Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014 , securities of the Catalyst Hedged Futures Strategy Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1 % of the outstanding Class C shares of the Fund.

Catalyst Hedged Futures Strategy Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Hedged Futures Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150-0946	5,201,145	30.33% *
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	1,703,220	9.93%

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst Hedged Futures Strategy Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

High Income Fund Class A Shares

No Shareholders are known by the Trust to own of record more than 5% of the outstanding shares of the High Income Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the High Income Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

High Income Fund Class C Shares

No Shareholders are known by the Trust to own of record more than 5% of the outstanding shares of the High Income Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the High Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

High Income Fund Class I Shares

No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the High Income Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the High Income Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 5.83% of the outstanding Class I shares of the Fund.

TRI Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the TRI Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class

Hustler Conveyor Com Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	273,224.0440	7.97%

As of October 1, 2014, securities of the TRI Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

TRI Fund Class C Shares

No Shareholder are known by the Trust to own of record more than 5% of the outstanding shares of the TRI Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the Total Return Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

TRI Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the TRI Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class

BETTITRFPB PO Box 800475 Balch Springs TX 75180-0475751	146,290.9880	11.99%

As of October 1, 2014, securities of the TRI Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 3.13% of the outstanding Class I shares of the Fund.

GOI Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the GOI Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Mid Atlantic Trust Company FBO 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	53,256.4140	5.02%

Robert P. Groesbeck 150 Jordon Rd. Emerson, NJ 07630	61,298.6090	5.78%

As of October 1, 2014, securities of the GOI Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

GOI Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the GOI Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	5,687.5180	16.36%
LPL Financial A/C 3976-1387 9785 Towne Centre Drive San Diego, CA 92121	1,952.2700	5.61%
D180024079 U/A/DTD 6/29/2009 4431 Chula Vista	2,474.7080	7.12%
Luski J 6292 3rd Avenue North St Petersburg FL 33710	2,120.7930	6.10%

First Clearing, LLC 2801 Market Street Saint Louis, MO 63103	1,931.2700	5.55%
American Enterprise Inv Svcs 707 2nd Avenue South Minneapolis, MN 55402	2,261.9400	6.51%
American Enterprise Inv Svcs 707 2nd Avenue South Minneapolis, MN 55402	2,024.2910	5.82%
American Enterprise Inv Svcs 707 2nd Avenue South Minneapolis, MN 55402	2,024.2910	5.82%

John E. Sleighter

501 North Broadway

St. Louis, MO 63102

              4,407.3040

        12.68%

Zimmerman Edward

9785 Towne Centre Drive

San Diego CA 92121-1968

             1,969.9700

         5.67%

Horowitz Estate Saul

501 North Broadway

St Louis, MO 63102

            2,593.7870

        7.46%

As of October 1, 2014, securities of the GOI Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

GOI Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the GOI Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
RBC Capital Markets LLC Pamela A B 14 Riverside Drive Florham Park NJ 07932-2417	10,348.1670	5.23%
RBC Capital Markets Corp. FBO PREFE 370 Lexington Ave 27th Fl. New York NY 10017-6573	17,916.8700	9.06%

RBC Capital Markets LLC LITT 18 Arrowhead Way Darien, CT 06820	13, 949.6380	7.06%
Barnet DTD 6/16/05 3500 W Olive Ave Burbank, CA 91505	16,269.2000	8.23%
RBC Capital Markets Donald S M 9788 Carriage Run CT Loveland OH 45140	19,129.0880	9.68%
Church 2700 Martin Highway Palm City FL 34990-3146	9,924.0590	5.02%
Furlo 2443 Sandston CT Davidson MI 48423-8629	15,817.8040	8.00%

As of October 1, 2014, securities of the GOI Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

Aggressive Growth Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the GOI Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Robert Groesbeck 150 Jordan Road Emerson, NJ 07630	99,800.0000	99.03%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2014, securities of the Aggressive Growth Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Aggressive Growth Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Aggressive Growth Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Myers Anita 4707 Executive Drive San Diego, CA 92121	1,200.0000	92.31%*
Robert Groesbeck 150 Jordan Road Emerson, NJ 07630	100.0000	7.69%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 1, 2014, securities of the Aggressive Growth Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Aggressive Growth Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Aggressive Growth Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Robert Groesbeck 150 Jordan Road Emerson, NJ 07630	100.0000	100.00%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Aggressive Growth Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

Catalyst/MAP Global Total Return Income Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Total Return Income Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class

Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA	187,704.6960	14.69%

As of October 1, 2014, securities of the Catalyst/MAP Global Total Return Income Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst/MAP Global Total Return Income Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Total Return Income Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Quint Plumbing 707 2nd Ave. South Minneapolis, MN 55402	22,434.4310	5.14%
Brenman S&M 10475 Gandy Blvd N Unit 3117 Saint Petersburg FL 33702	26,059.4570	5.97%

As of October 1, 2014, securities of the Catalyst/MAP Global Total Return Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst/MAP Global Total Return Income Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Total Return Income Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops PO box 509046 San Diego, CA 92150	4,410.5370	30.61%*
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	10,000.0000	69.39%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst/MAP Global Total Return Income Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 71.50% of the outstanding Class I shares of the Fund.

Catalyst/MAP Global Capital Appreciation Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Capital Appreciation Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class

Charles Schwab & Co. Inc. Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104	290,408.0970	12.95%
NFS Susan Rosenblatt 201 S Biscayne Blvd Ste 818 Miami FL 33131	310,418.5350	13.84%

As of October 1, 2014 , securities of the Catalyst/MAP Global Capital Appreciation Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst/MAP Global Capital Appreciation Fund Class C Shares

No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Capital Appreciation Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014 , securities of the Catalyst/MAP Global Capital Appreciation Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst/MAP Global Capital Appreciation Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Capital Appreciation Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops PO box 509046 San Diego, CA 92150	2,998.5010	15.43%
TTEE 14308 Kingswood St Riverview MI 48193	5,530.9730	28.47%
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	10,000.0000	51.47%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst/MAP Global Capital Appreciation Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 51.47% of the outstanding Class I shares of the Fund.

Catalyst/Lyons Hedged Premium Return Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Lyons Hedged Premium Return Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Ameritrade Inc PO Box 262 Cleveland SC 29635	47,846.8900	8.39%
Ameritrade Inc 8194 County Rd 31 Killen AL 35645	47,846.8900	8.39%
Ameritrade Inc 11 Brantwood Road Winchester MA 01890	28,763.1830	5.04%

Ameritrade Inc 700 Church St San Francisco CA 94114-3003	28,708.1340	5.03%

As of October 1, 2014, securities of the Catalyst/Lyons Hedged Premium Return Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst/Lyons Hedged Premium Return Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Lyons Hedged Premium Return Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	100.0000	11.63%

Tomko, Sharon

411 Essex Wood CT

Baltimore, MD 21221

759.8780

       88.37%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 1, 2014, securities of the Catalyst/Lyons Hedged Premium Return Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 11.63% of the outstanding Class C shares of the Fund.

Catalyst/Lyons Hedged Premium Return Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Lyons Hedged Premium Return Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	5,000.0000	100.00%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst/Lyons Hedged Premium Return Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 100% of the outstanding Class I shares of the Fund.

Catalyst /Lyons Tactical Allocation Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Lyons Tactical Allocation Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Fund Ops P.O. Box 509046 San Diego, CA 92150-9046	785,716.8100	13.82%

As of October 1, 2014 , securities of the Catalyst/Lyons Tactical Allocation Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst /Lyons Tactical Allocation Fund Class C Shares

No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Lyons Tactical Allocation Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014 , securities of the Catalyst/Lyons Tactical Allocation Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1 % of the outstanding Class C shares of the Fund.

Catalyst/Lyons Tactical Allocation Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Lyons Tactical Allocation Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: MF OPS PO Box 509046 San Diego, CA 92150	7,941.9020	30.75%*
Northern Trust AS TT PO Box 2052 Jersey City, NJ 07303	2,320.7790	8.98%

Schulze W280 N 1792 Golf View Dr Pewaukee WI 53072	3,479.4710	13.47%
Schulze 8345 Raphael Lane Littleton CO 80125	1,739.7360	6.74%
Jerry Szilagyi & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	9,337.0680	36.15%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 1, 2014, securities of the Catalyst/Lyons Tactical Allocation Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 36.15% of the outstanding Class I shares of the Fund.

Catalyst Dynamic Alpha Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Dynamic Alpha Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Charles Schwab & Co. , Inc. Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	2,113,568.9580	94.97% *

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 1, 2014 , securities of the Catalyst Dynamic Alpha Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst Dynamic Alpha Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst  Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class

Vincent Callahan

PO Box 2052
Jersey City, NJ 07303

Brian Comer

PO Box 2052
Jersey City, NJ 07303

 Cookson Peirce & Co., Inc.

555 Grant  St. Suite 380

Pittsburgh, PA 15219

IRA FBO James E. Dill

PO Box 2052
Jersey City, NJ 07303

	13,619.1690 3,031.7670 2,727.4100 2,911.8680	28.88%* 6.43% 5.78% 6.17%
Natkiel Lucianna 707 2nd Avenue South Minneapolis, MN 55402	2,985.4230	6.33%
IRA FBO Joan M Glove	3,405.2150	7.22%

Shaw Kenneth

9785 Towne Centre Drive

San Diego, CA 92121-1968                                          3,598.3050                                                 7.63%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 1, 2014 , securities of the Catalyst Dynamic Alpha Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst Dynamic Alpha Fund Class I Shares

No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst  Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the Catalyst Dynamic Alpha Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 3.41% of the outstanding Class I shares of the Fund.

Catalyst/Princeton Floating Rate Income Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Princeton Floating Rate Income Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Funds Ops P.O. Box 509046 San Diego, CA 92150-9046	544,166.1480	14.96%
NFS Susan Rosenblatt 201 S Biscayne Blvd Ste 818 Miami FL 33131	380,053.1580	10.45%
Stanard 15 Linden Lane Chatham NJ 07928-1623	187,969.9250	5.17%

As of October 1, 2014 , securities of the Catalyst/Princeton Floating Rate Income Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst/Princeton Floating Rate Income Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Princeton Floating Rate Income Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Lee Herman 4255 30th Avenue South Apartment 106 Fargo ND 58104-8427	49,344.3010	5.33%
Safar P 980 Ferndale Road West Wayzata MN 55391-9631	70,214.3890	7.58%

As of October 1, 2014 , securities of the Catalyst/Princeton Floating Rate Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst/Princeton Floating Rate Income Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Princeton Floating Rate Income Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Attn: Mutual Funds Ops P.O. Box 509046 San Diego, CA 92150-9046	212,672.2300	7.55%
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	622,971.3750	22.13%

Ted Glasrud Assoc 501 North Broadway St Louis MO 63102	333,757.0310	11.85%

As of October 1, 2014 , securities of the Catalyst/Princeton Floating Rate Income Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1 % of the outstanding Class A shares of the Fund.

Catalyst Macro Strategy Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Princeton Macro Strategy Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Ameritrade Inc 47 Club Way Red Bank NJ 07701	17,705.7650	5.77%
Ameritrade Inc 44 Wardell Ave Rumson NJ 07760	41,211.0390	13.44%
Ameritrade Inc 233 Bolton Rd Burlington Flats NY 13315	18,816.6330	6.14%
Ameritrade Inc 2231 Wentz Lane Schwenksville PA 19473	30,852.2640	10.06%

Ameritrade Inc 55 York St Old Bridge NJ 08857	32,868.2810	10.72%
Ameritrade Inc 313 Hennepin Dr Maineville OH 45039	18,791.1710	6.13%
Ameritrade Inc 33 Maidenstone Dr Wayside NJ 07712	16,106.4880	5.25%
Ameritrade Inc 1219 Radiant St Reunion FL 34747	25,146.5190	8.20%
Benjamin Zucker Roll 220 Appletree LN Mountainside NJ 07092-1702	22,101.9540	7.21%
Seth D Sloan Rollover 13 Green Hill Rd East Brunswick NJ 08816-2877	23,350.2780	7.61%

As of October 1, 2014, securities of the Catalyst Macro Strategy Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst Macro Strategy Fund Class C Shares

No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Macro Strategy Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the Catalyst Macro Strategy Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst Macro Strategy Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/Princeton Macro Strategy Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Al Procaccino TTEE F P.O Box 2052 Jersey City, NJ 07303	23,180.4430	6.37%

Ameritrade Inc 4548 E Indigo Street Gilbert AZ 85298	23,000.0000	6. 32%
JP Morgan Chase NA T PO Box 2052 Jersey City, NJ 07303	31,194.1460	8.57%

As of October 1, 2014, securities of the Catalyst Macro Strategy Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented 1.32% of the outstanding Class A shares of the Fund.

Catalyst/ EquityCompass Buyback Strategy Fund Class A Shares

 No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/EquityCompass Buyback Strategy Fund Class A shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the Catalyst/EquityCompass Buyback Strategy Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

Catalyst/ EquityCompass Buyback Strategy Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/EquityCompass Buyback Strategy Fund Class C shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Ridgway Sr Frederic 501 North Broadway St Louis MO 63102	3 1,232.3440	5.42%

As of October 1, 2014, securities of the Catalyst/EquityCompass Buyback Strategy Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

Catalyst/EquityCompass Buyback Strategy Fund Class I Shares

No Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/EquityCompass Buyback Strategy Fund Class I shares on October 1, 2014 and the percentage of the outstanding shares owned on that date are listed below.

As of October 1, 2014, securities of the Catalyst/EquityCompass Buyback Strategy Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

ADVISOR AND SUB-ADVISORS

Catalyst Capital Advisors LLC (the “Advisor”) has been retained by the Funds under a Management Agreements to act as each Fund’s advisor, subject to the authority of the Board of Trustees.  Catalyst Capital Advisors was organized under the laws of New York on January 24, 2006.   The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers each Fund’s investment program.  The address of the Advisor is 22 High Street, Huntington, NY 11743. Jerry Szilagyi is the controlling member of the Advisor.

The Management Agreement provides that the Advisor will provide the applicable Fund with investment advice and supervision and will continuously furnish an investment program for each Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Management Agreement, the Advisor manages the investment of the assets of the applicable Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the Advisor to make investment decisions for the applicable Fund and to provide continuous supervision of the investment portfolios of the Fund.

For its services under the Management Agreement, each Fund pays the Advisor a monthly management fee based on its average daily net assets at the annual rates set forth below:

Contractual Advisory Fee
Small-Cap Insider	1.25%
Hedged Insider Buying	1.25%
Insider Buying	1.00%
Insider Long/Short	1.25%
Activist Investor Fund	1.25%
Insider Income Fund	1.00%
Absolute Total Return Fund	1.50%
Event Arbitrage	1.25%
Hedged Futures Strategy	1.75%
High Income	1.00%
Total Return Income	1.00%
Growth of Income	1.00%
Aggressive Growth Fund	1.00%
Global Total Return Income	1.00%
Global Capital Appreciation	1.00%
Hedged Premium Return	1.25%
Tactical Allocation	1.25%
Dynamic Alpha	1.00%
Floating Rate Income	1.00%
Macro Strategy	1.50%
EquityCompass Buyback Strategies	1.00%

The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and other expenses paid by the Funds as detailed in each Fund’s Management Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the Advisor , all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; 12b-1 fees, borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at the levels set forth in the table below through October 31, 2015 ..

Expense Limitation*
Small-Cap Insider	1. 50%
Hedged Insider Buying	Class A and C Shares – 1.50 Class I Shares – 1.30
Insider Buying	1.25%
Insider Long/Short	Class A and C Shares – 1.50 Class I Shares – 1.25
Activist Investor Fund	1.25%
Insider Income Fund	1.20%
Absolute Total Return Fund	1.74%
Event Arbitrage	1.50%
Hedged Futures Strategy	2.74%
High Income	1.20%
Total Return Income	1.30%
Growth of Income	1.30%
Aggressive Growth Fund	1.30%
Global Total Return Income	Class A and C shares - 1.30 Class I shares 1.25%
Global Capital Appreciation	Class A and C shares 1.30/ Class I shares 1.25%
Hedged Premium Return	1.25%
Tactical Allocation	1.25%
Dynamic Alpha	1.10%
Floating Rate Income	1.20%
Macro Strategy	1.70%
EquityCompass Buyback Strategies	1.25%

* Applicable to all classes of shares unless otherwise noted.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

The Management Agreement with each Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the applicable Fund.  Each Management Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the advisor and will terminate automatically upon assignment. The Management Agreement was most recently renewed for the Small-Cap Insider, Hedged Insider Buying, High Income, Total Return Income, GOI, Global Total Return Income and Global Capital Appreciation Funds on May 15, 2014, for the Event Arbitrage, Insider Long/Short and Tactical Allocation Funds on February 11, 2014 and for the Dynamic Alpha Fund on November 25, 2013. The Management Agreement was initially approved on April 1, 2014 for the Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Fund on April 1, 2014, on February 11, 2014 for the Macro Strategy Fund, November 25, 2013 for the Buyback Strategy Fund, May 13, 2013 for the Hedged Futures Strategy Fund, November 26, 2012 for the Floating Rate Income Fund and February 26, 2012 for the Hedged Premium Return Fund.  A discussion of the matters considered by the Board in connection with the renewal of the Management Agreement for each Fund, except the Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Fund, can be found in the Fund’s Annual Report to Shareholders dated June 30, 2014. A discussion of the matters considered by the Board in connection with the renewal of the Management Agreement for the Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Fund Trust’s will be contained in the semi-annual report to shareholders for the period ending December 31, 2014.

Each Management Agreement provides that the advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the advisory fees paid to the Advisor of each Fund for each of the fiscal periods ended June 30:

Fund		2012	2013	2014
Small-Cap Insider Buying Fund	Total Advisory Fee	$968,963	$557,119	$803,666
	Waiver/Reimbursement	$196,735	$136,728	$187,134
	Net Advisory Fee	$772,228	$420,391	$ 616,532
Hedged Insider Buying Fund	Total Advisory Fee	$54,841	$74,042	$ 281,326
	Waiver/Reimbursement	$77,649	$65,295	$ 96,238
	Net Advisory Fee	$0	$8,747	$ 185,088
Insider Buying	Total Advisory Fee	$3,660	$8,446	$ 922,152
	Waiver/Reimbursement	$54,654	$39,984	$ 13,983
	Net Advisory Fee	$0	$0	$ 908,169
Insider Long/Short Fund	Total Advisory Fee	$994	$31,538	$ 39,703
	Waiver/Reimbursement	$15,045	$55,439	$ 65,251
	Net Advisory Fee	$0	$0	$ (25,548)
Activist Insider Fund	Total Advisory Fee	N/A	N/A	N/A
	Waiver/Reimbursement	N/A	N/A	N/A
	Net Advisory Fee	N/A	N/A	N/A
Insider Income Fund	Total Advisory Fee	N/A	N/A	N/A
	Waiver/Reimbursement	N/A	N/A	N/A
	Net Advisory Fee	N/A	N/A	N/A
ATR Fund	Total Advisory Fee	N/A	N/A	N/A
	Waiver/Reimbursement	N/A	N/A	N/A
	Net Advisory Fee	N/A	N/A	N/A
Event Arbitrage Fund	Total Advisory Fee	N/A	$202,631	$ 213,549
	Waiver/Reimbursement	N/A	$33,837	$ 45,965
	Net Advisory Fee	N/A	$168,794	$ 167,584

Hedged Futures Strategy Fund	Total Advisory Fee	N/A	N/A	$674,048
	Waiver/Reimbursement	N/A	N/A	-
	Net Advisory Fee	N/A	N/A	$674,048
High Income Fund	Total Advisory Fee	$1,241,708	$1,207,317	$ 797,061
	Waiver/Reimbursement	$11,422	$28,192	$ 62,056
	Net Advisory Fee	$1,230,286	$1,179,125	$ 735,005
TRI Fund	Total Advisory Fee	$667,748	$517,237	$ 469,054
	Waiver/Reimbursement	$0	$1,211	$ 18,847
	Net Advisory Fee	$669,401*	$516,026	$ 450,207
GOI Fund	Total Advisory Fee	$102,943	$149,789	$ 181,780
	Waiver/Reimbursement	$42,853	$35,609	$ 25,265
	Net Advisory Fee	$60,090	$114,180	$ 156,515
Aggressive Growth Fund	Total Advisory Fee	N/A	N/A	N/A
	Waiver/Reimbursement	N/A	N/A	N/A
	Net Advisory Fee	N/A	N/A	N/A
Global TRI	Total Advisory Fee	$35,006	$99,629	$ 159,460
	Waiver/Reimbursement	$55,559	$43,156	$ 45,170
	Net Advisory Fee	$0	$56,473	$ 114,290
Global Appreciation Fund	Total Advisory Fee	$27,089	$93,183	$ 187,083
	Waiver/Reimbursement	$56,015	$46,010	$ 41,616
	Net Advisory Fee	$0	$47,173	$ 145,467
Hedged Premium Return Fund	Total Advisory Fee	N/A	N/A	$15,460
	Waiver/Reimbursement	N/A	N/A	$38,845
	Net Advisory Fee	N/A	N/A	$(23,385)
Tactical Allocation Fund	Total Advisory Fee	N/A	$108,112	$ 731,945
	Waiver/Reimbursement	N/A	$62,570	$ 154,771
	Net Advisory Fee	N/A	$45,542	$ 577,174
Dynamic Alpha Fund	Total Advisory Fee	$100,132	$220,877	$ 276,031
	Waiver/Reimbursement	$46,613	$48,043	$ 56,685
	Net Advisory Fee	$53,519	$172,834	$ 219,346
Floating Rate Income Fund	Total Advisory Fee	N/A	$19,825	$ 359,790
	Waiver/Reimbursement	N/A	$52,139	$ 102,668
	Net Advisory Fee	N/A	$0	$ 257,122
Macro Strategy Fund	Total Advisory Fee	N/A	N/A	$154,490
	Waiver/Reimbursement	N/A	N/A	$28,118
	Net Advisory Fee	N/A	N/A	$126,372
EquityCompass Buyback Strategies Fund	Total Advisory Fee	N/A	$0	$79,979
	Waiver/Reimbursement	N/A	$0	$38,309
	Net Advisory Fee	N/A	$0	$41,670

Sub-Investment Advisor – Absolute Total Return Fund

ATR Advisors, LLC, originally founded in 2003, is an investment advisory firm that has been retained to act as the Sub-Advisor to the Fund under a Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor. ATR is a Connecticut limited liability company, located at 2452 Black Rock Turnpike, Fairfield, CT 06825-2407. In addition to serving as investment sub-advisor to the Fund, it provides investment advice and investment management to individuals and trusts.

As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay ATR 50% of the net advisory fees earned by the Advisor from each Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Funds. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement for the Absolute Total Return Fund was approved by the Board on May 15, 2014. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement will be contained in the semi-annual report to shareholders for the period ending December 31, 2014.

Sub-Investment Advisor – High Income Fund and TRI Fund

SMH Capital Advisors, Inc., an investment advisory firm founded in 1997 (“SMHCA”), has been retained to act as the Sub-Advisor to the Funds under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  SMHCA also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations. SMHCA is a subsidiary of The Edelman Financial Group Inc. (“TEFG”), a financial service holding company with principal office in Houston, Texas and Fairfax, Virginia, and an indirect wholly-owned subsidiary of Lee Summer LP., a holding company formed by equity investors led by Lee Equity Partners, LLC (“LEP”) and Ric Edelman. The Investment Advisor and the Trustees have chosen to engage SMHCA’s services as Sub- Advisor to the Fund in part because of SMHCA’s prior expertise and performance in advising other accounts similar in objective to that of the Funds.

As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay SMHCA 50% of the net advisory fees earned by the Advisor from each Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Funds. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement for the High Income Fund and the Total Return Income Fund was most recently renewed by the Board on August 26, 2014.   A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement will be contained in the semi-annual report to shareholders for the period ending December 31, 2014. For the previous three fiscal years, SMHCA earned the following amounts in sub-advisory fees for its services to the High Income and TRI Funds:

	Fiscal Period Ended June 30, 2014	Fiscal Period Ended June 30, 2013	Fiscal Year Ended June 20, 2012
High Income Fund	$364,587	$589,563	$615,484
TRI Fund	$221,838	$258,013	$334,699

Sub-Investment Advisor – GOI Fund and Aggressive Growth Fund

Groesbeck Investment Management Corp. (“GIM”), an investment advisory firm founded in 1993, has been retained to act as the Sub- Advisor to the Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  GIM is controlled by Robert Groesbeck, GIM’s President and Chief Compliance Officer.  GIM also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations. The Investment Advisor and the Trustees have chosen to engage GIM as Sub-Advisor to the Fund in part because of GIM’s prior expertise and performance in advising other accounts similar in objective to that of the Fund.

As compensation for the sub-advisory services it provides to the Fund, the Investment Advisor will pay GIM 50% of the net advisory fees earned by the Investment Advisor from the Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub- Advisor by the Investment Advisor will be paid from the Investment Advisor ’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement for the Growth of Income Fund was most recently renewed by the Board on May 15, 2014. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement can be found in the Fund’s Annual Report to Shareholders dated June 30, 2014. The Sub-Advisor has agreed to pay 100% of the start-up costs of the Fund, which it expects to recoup through sub-advisory fees received. For the fiscal periods ended June 30, 2012, June 30, 2013 and June 30, 2014, GIM earned $30,045, $57,090 and $77,972, respectively, in sub-advisory fees for its services to the GOI Fund.

The Sub-Advisory Agreement for the Aggressive Growth Fund was initially approved by the Board on April 1, 2014. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement will be contained in the semi-annual report to shareholders for the period ending December 31, 2014.

Sub-Investment Advisor – Global TRI Fund and Global Appreciation Fund

Managed Asset Portfolios, LLC (“MAP”)., an investment advisory firm founded in 2000, has been retained to act as the Sub-Advisor to the Funds under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  MAP is controlled by Michael Dzialo, MAP’s President and Managing Member.  MAP also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations. The Investment Advisor and the Trustees have chosen to engage MAP’s services as Sub- Advisor to the Funds in part because of MAP’s prior expertise and performance in advising other accounts similar in objective to that of the Funds.

As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay MAP 50% of the net advisory fees earned by the Advisor from each Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Funds. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement for the Global Total Return Income Fund and Global Capital Appreciation Fund was most recently renewed by the Board on May 15, 2014. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement can be found in the Fund’s Annual Report to Shareholders dated June 30, 2014. For the fiscal periods ended June 30, 2012, 2013 and 2014, MAP earned the following amounts in sub-advisory fees for its services to the Global TRI and Global Appreciation Funds:

	Fiscal Period Ended June 30, 2014	Fiscal Year Ended June 30, 2013	Fiscal Period Ended June 30, 2012
Global TRI Fund	$57,145	$25,237	$1,205
Global Appreciation Fund	$72,733	$21,214	$121

Sub-Investment Advisor – Hedged Premium Return and Tactical Allocation Fund

Lyons Wealth Management LLC (“Lyons”), an investment advisory firm founded in 2009, has been retained to act as the Sub-Advisor to the Hedged Premium Return Fund and Tactical Allocation Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  Lyons is controlled by Alexander Read.  Lyons also provides investment advisory services to high net worth individuals and associated trusts, estates, pension and profit sharing plans. The Advisor and the Trustees have chosen to engage Lyons’

services as Sub- Advisor to the Tactical Allocation Fund in part because of Lyons’ prior expertise and performance in advising other accounts similar in objective to that of the Fund.

As compensation for the sub-advisory services it provides to the Tactical Allocation Fund, the Advisor will pay Lyons 50% of the net advisory fees earned by the Advisor from the Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement for the Tactical Allocation Fund was approved by the Board on February 11, 2014 and for the Hedged Premium Return Fund on February 26, 2012. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement can be found in the Fund’s Annual Report to Shareholders dated June 30, 2014. For the fiscal periods ended June 30, 2013 and June 30, 2014 Lyons earned $13,658 and $190,540, respectively, in sub-advisory fees for its services to the Tactical Allocation Fund.

Sub-Investment Advisor – Dynamic Alpha Fund

Cookson, Peirce & Co., Inc., an investment advisory firm founded in 1984 (“CP” or the “Sub-Advisor”), has been retained to act as the Sub-Advisor to the Dynamic Alpha Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor. Over the last 20 years, the Sub-Advisor has managed the assets of some of the country’s most prominent families and institutions.  As of August 30, 2014, the Sub-Advisor had approximately $649 million in assets under management. The Investment Advisor and the Trustees have chosen to engage CP’s services as Sub- Advisor to the Dynamic Alpha Fund in part because of CP’s prior expertise and performance in advising other accounts similar in objective to that of the Fund.

As compensation for the sub-advisory services it provides to the Dynamic Alpha Fund, the Advisor will pay the Sub-Advisor a minimum of 50% of the net advisory fees earned by the Advisor from the Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Dynamic Alpha Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Dynamic Alpha Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement for the Dynamic Alpha Fund was renewed by the Board on November 25, 2013. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement can be found in the Fund’s Annual Report to Shareholders dated June 30, 2014. For the fiscal period ended June 30, 2012, June 30, 2013 and June 30, 2014, CP earned $52,857, $169,898 and $210,968, respectively, in sub-advisory fees for its services to the Dynamic Alpha Fund.

Sub-Investment Advisor  - Floating Rate Income Fund

Princeton Advisory Group, Inc. (“Princeton” or “Sub-Advisor”), an investment advisory firm founded in 2002, has been retained to act as the Sub-Advisor to the Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  Princeton also provides investment advice to high net worth individuals, corporations, endowments and other pooled and special purpose investment vehicles. The Advisor and the Trustees have chosen to engage Princeton’s services as Sub-Advisor to the Fund in part because of Princeton’s prior expertise and performance in advising other accounts similar in objective to that of the Funds.

As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay Princeton 50% of the net advisory fees earned by the Advisor from the Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the

Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement for the Floating Rate Income Fund was initially approved by the Board on November 26, 2012. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement can be found in the Fund’s Annual Report to Shareholders dated June 30, 2014. For the fiscal period ended June 30, 2013, Princeton earned $0 in sub-advisory fees for its services to the Floating Rate Income Fund.  For the fiscal period ended June 30, 2014, Princeton earned $ 129,748 in sub-advisory fees for its services to the Floating Rate Income Fund.

Sub-Investment Advisor – Macro Strategy Fund

Castle Financial & Retirement Planning Associates Inc. (“Castle Financial” or the “Sub-Advisor”), an investment advisory firm founded in 1992, has been retained to act as the Sub-Advisor to the Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  The Sub-Advisor is controlled by Al Procaccino, II, the Sub-Advisor’s President, Chief Executive Officer and Chief Compliance Officer.  Sub-Advisor also provides investment advisory services to individuals, high net worth individuals, and pension and profit sharing plans. The Investment Advisor and the Trustees have chosen to engage Sub-Advisor as the sub-advisor to the Fund in part because of Sub-Advisor’s prior expertise and performance in advising other accounts.

As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay the Sub-Advisor 50% of the net advisory fees earned by the Advisor from the Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Advisory Agreement was initially approved at a meeting of the Board of Trustees of the Trust held on February 11, 2014. A discussion of the matters considered by the Board in connection with the renewal of the Sub-Advisory Agreement is available in Fund’s Annual Report to Shareholders dated June 30, 2014. For the fiscal period ended June 30, 2014, Castle Financial earned $63,186 in sub-advisory fees for its services to the Macro Strategy Fund.

Portfolio Consultant – EquityCompass Buyback Strategies Fund

Choice Financial Partners, Inc. d/b/a EquityCompass Strategies ("EquityCompass" or the “Portfolio Consultant”) is a registered investment advisor located at 501 North Broadway, St. Louis, Missouri 63102. Choice Financial Partners, Inc. is a Missouri corporation and a wholly-owned subsidiary of Stifel Financial Corp. (NYSE: SF).  The Portfolio Consultant was formed in 2007 and registered with the SEC as an investment advisor in May 2008.  In addition to serving as portfolio consultant to the Fund, EquityCompass offers a broad range of portfolio strategies based on its research driven, rules-based investment process which merges traditional investment theory with quantitative techniques.  EquityCompass portfolio strategies are provided to its clients as model portfolios or through investment vehicles such as structured notes or similar equity-linked instruments.

As compensation for the portfolio consultancy services it provides to the Fund, the Advisor will pay the Portfolio Consultant 40% of the net advisory fees earned by the Advisor from the Fund. For this purpose, “net” advisory fees are defined as the Advisor’s management fees from the Fund, less applicable fee waivers due to the expense limitation agreement and any documented revenue sharing, administration, account-based and asset-based fees or sub-transfer agency fees not paid by the Fund.  The fee paid to the Portfolio Consultant by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund. The Portfolio Consultancy Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. For the fiscal period ended June 30, 2014, EquityCompass earned $16,688 in sub-advisory fees for its services to the EquityCompass Buyback Strategies Fund.

Portfolio Managers –Small-Cap Insider Buying Fund, Hedged Insider Buying Fund, Insider Buying and Insider Long/Short Fund, Activist Investor Fund and Insider Income Fund

David Miller is the senior portfolio manager responsible for the day-to-day management of the Catalyst Small-Cap Insider Buying Fund, Hedged Insider Buying Fund, Insider Buying, Insider Long/Short Fund, Activist Fund and Insider Income Fund.  Jerry Szilagyi is co-portfolio manager for the Hedged Insider Buying Fund. Mr. Schoonover is co-portfolio manager for the Insider Income Fund. Messrs. Miller and Szilagyi's compensation from the Fund’s advisor is based on a percentage of the overall profits of the advisor.  They are also entitled to a portion of the proceeds if the advisor sells all or a portion of the advisor's business.  They also participate in a pension plan. Mr. Schoonover’s compensation from the Advisor is a fixed base salary and a discretionary bonus based on performance and the profitability of the Funds that he serves as a portfolio manager.

Portfolio Managers – Absolute Total Return Fund

Subject to the oversight and approval of the Advisor, Mr. Shawn Blau and Mr. William Kennedy, as portfolio managers, are jointly and primary responsible for the day-to-day management of the portfolio of the Fund. Mr. Blau and Mr. Kennedy’s compensations are based on a salary plus a bonus based on the overall profits of ATR.

Portfolio Manager – Event Arbitrage Fund

Paul Rosenberg is the portfolio manager responsible for the day-to-day management of the Event Arbitrage Fund. Mr. Rosenberg’s compensation is based on a percentage of the net profits received by the Advisor for its services under the Event Arbitrage Fund’s Management Agreement. He does not receive bonuses or participate in a pension plan.

Portfolio Manager – Hedged Futures Strategy Fund

Edward Walczar is the portfolio manager responsible for the day-to-day management of the Hedged Futures Fund. Mr. Walczar’s compensation is based on a percentage of the net profits received by the Advisor for its services under the Hedged Futures Fund’s Management Agreement. He does not receive bonuses or participate in a pension plan.

Portfolio Managers - High Income Fund and TRI Fund

Subject to the oversight and approval of the Advisor, Mr. Dwayne Moyers, Mr. Morgan Neff and Mr. Daniel Rudnitsky, as portfolio managers, have sole responsibility for the day-to-day management of the portfolio of the Funds. Messrs. Moyers, Neff and Rudnitsky’s compensation is based on a salary plus a bonus based on the overall profits of SMHCA. They are also contractually entitled to a portion of the proceeds if the advisor sells all or a portion of the advisor's business.

Portfolio Managers – GOI Fund and Aggressive Growth Fund

Subject to the oversight and approval of the Advisor, Mr. Robert Groesbeck and Mr. Robert Dainesi, as portfolio managers, have primary responsibility for the day-to-day management of the portfolio of the GOI Fund.  Messrs. Groesbeck and Dainesi’s compensation is based on a salary plus a bonus based on the overall profits of GIM. Messrs. Groesbeck and Dainesi are also owners of GIM and therefore benefit for any increase in value of the firm. Mr. Groesbeck has primary responsibility for the day-to-day management of the portfolio of the Aggressive Growth Fund.

Portfolio Managers – Global TRI Fund and Global Capital Appreciation Fund

Subject to the oversight and approval of the Advisor, Mr. Michael Dzialo, Mr. Peter Swan and Karen Culver, as portfolio managers, have primary responsibility for the day-to-day management of the portfolio of the

Funds. Mr. Dzialo’s compensation is based on a salary plus the overall profits of MAP. He is also the majority owner of MAP and therefore benefits from any increase in value of the firm. Mr. Swan’s compensation is based on a salary plus a percentage of the profits from MAP’s mutual fund business. He also holds an ownership stake in the firm and therefore benefits proportionately from any increase in the value of the firm. Ms. Culver’s compensation is based on a salary plus a percentage of the profits from MPA’s mutual fund business. She also holds an ownership stake in the firm and therefore benefits proportionately from any increase in the value of the firm.

Portfolio Manager – Hedged Premium Return Fund and Tactical Allocation Fund

Subject to the oversight and approval of the Advisor, Alexander Read and Louis A. Stevens are jointly and primarily responsible for the day-to-day management of the portfolio of the Hedged Premium Return Fund and Mr. Louis A. Stevens is primarily responsibility for the day-to-day management of the portfolio of the Tactical Allocation Fund.  Messrs. Read and Stevens’ compensation from Lyons is based on a salary plus a bonus based on the overall profits of Lyons.

Portfolio Managers – Dynamic Alpha Fund

Bruce W. Miller and Cory S. Krebs are the portfolio managers responsible for the day-to-day management of the Dynamic Alpha Fund. Messrs. Miller and Krebs’ compensation from the Funds’ sub-advisor is based on a fixed salary plus bonus based on the overall profits of the Sub-Advisor.  They are also entitled to a portion of the proceeds if the sub-advisor sells all or a portion of the advisor's business.  They also participate in a 401(k) retirement plan.

Portfolio Managers –Floating Rate Income Fund

Munish Sood and Paul Malecki serve as the Fund's portfolio managers responsible for the day-to-day management of the Fund. The portfolio manager’s compensation from the Fund’s Sub-Advisor is based on a fixed salary plus a bonus based on the profitability of the Sub-Advisor.

Portfolio Manager – Macro Strategy Fund

Al Procaccino, II and Korey Bauer serves as the Fund's portfolio managers responsible for the day-to-day management of the Fund. Each Messrs. Procaccino and Bauer receive a salary from the Sub-Advisor. Mr. Bauer also receives a bonus as the discretion of the Sub-Advisor. In addition, Messrs. Procaccino and Bauer receive a portion of the fee received pursuant to the Sub-Advisory Agreement.

Portfolio Manager and Portfolio Management Consultant - EquityCompass Buyback Strategies Fund

Michael Schoonover serves as the Fund's portfolio manager and, in that capacity, is primarily responsible for the day-to-day management of the Fund including execution of portfolio transactions. The Advisor compensates the portfolio manager with a fixed base salary and a discretionary bonus based on performance and the profitability of the Fund.

Timothy M. McCann serves as the Fund’s portfolio management consultant and, in such capacity, provides the Advisor with investment recommendations in the form of model portfolios based on the Portfolio Consultant’s share buyback strategy. The Portfolio Consultant compensates the portfolio management consultant with a fixed base salary and a discretionary bonus that is based on the portfolio management consultant’s individual performance, his contribution to overall EquityCompass performance as well as EquityCompass’s net revenues for the year.  In assessing the portfolio management consultant’s performance, the Portfolio Consultant considers the investment performance of the portfolio strategies for which such portfolio manager is responsible, measured on a pre-tax basis, over the 1-, 3- and 5-year time horizons (as applicable).

As of June 30, 2014, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by David Miller, Jerry Szilagyi, Paul Rosenberg, Michael Schoonover, Shawn Blau, William Kennedy, Edward Walczak, Dwayne Moyers, Morgan Neff, Daniel Rudnitsky, Robert Groesbeck, Robert Dainesi, Michael Dzialo, Peter Swan, Karen Culver, Alexander Read, Louis A. Stevens, Bruce W. Miller, Cory S. Krebs, Munish Sood, Paul Malecki, Al Procaccino and Korey Bauer are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
David Miller	4	$393	N/A	N/A	N/A	N/A
Jerry Szilagyi	1	$35	N/A	N/A	N/A	N/A
Paul Rosenberg	1	$17	N/A	N/A	N/A	N/A
Michael Schoonover	1	$23	N/A	N/A	N/A	N/A
Shawn Blau	N/A	N/A	N/A	N/A	75	$32
William Kennedy	N/A	N/A	N/A	N/A	75	$32
Edward Walczak	1	155	0	0	83	$11
Dwayne Moyers	3	$125	2	$9	1,674	$1,073
Morgan Neff	3	$125	2	$9	1,674	$1,073
Daniel Rudnitsky	3	$125	2	$9	1,674	$1,073
Robert Groesbeck	1	$21	N/A	N/A	185	$232
Robert Dainesi	1	$21	N/A	N/A	185	$232
Michael Dzialo	2	$44	1	$16	984	$348
Peter Swan	2	$44	N/A	N/A	984	$348
Karen Culver	2	$44	1	$16	984	$348
Alexander Read	1	$6	1	$2	312	$99
Louis A. Stevens	2	$106	1	$2	41	$21
Bruce W. Miller	1	$32	0	$0	519	$605
Cory S. Krebs	1	$32	0	$0	519	$605
Munish Sood	1	$78	4	$255	5	$297

Paul Malecki	1	$78	4	$255	5	$297
Al Procaccino	1	$43	0	0	328	$78
Korey Bauer	1	$43	0	0	328	$78

The advisory fee for the registered investment companies, other pooled investment vehicles or other accounts managed by each of the portfolio managers listed above, except those managed by Edward Walzcak, Munish Sood and Paul Malecki, are not based on the performance of the respective account. Edward Walczak manages each of the other accounts listed above pursuant to limited power of attorney agreement between the accounts and Harbor Financial, LLC (“Harbor”). Mr. Walczak is a principal of Harbor. A portion of the advisory fee received by Harbor from each of these accounts (collective assets totaling $ 10.9 million) is based on the performance of the respective account.  A portion of the advisory fee received by Princeton from each of the two pooled other investment vehicles managed by Munish Sood and Paul Malecki listed above (collective assets totaling $35 million) is based on the performance of the respective pooled investment vehicles.

The following table shows the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of June 30, 2014.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
David Miller	Small-Cap Insider Buying Fund	$0
	Hedged Insider Buying Fund	$0
	Insider Buying Fund	$0
	Insider Long/Short Fund	$0
	Activist Investor Fund	$100,001-$500,000
	Insider Income Fund	$0
	Absolute Total Return Fund	$0
Jerry Szilagyi	Hedged Insider Buying Fund	$ 100,001-$ 500,000
Michael Schoonover	Insider Income Fund*	$0
	EquityCompass Buyback Strategy Fund	$0
Shawn Blau	Absolute Total Return Fund*	$0
William Kennedy	Absolute Total Return Fund*	$0
Paul Rosenberg	Event Arbitrage Fund	$100,001-$500,000
Edward Walczak	Hedged Futures Fund	$ 500,001-$1,000,000

Dwayne Moyers	High Income Fund	$ 0
	TRI Fund	$ 0
Morgan Neff	High Income Fund	$ 0
	TRI Fund	$ 0
Daniel Rudnitsky	High Income Fund	$ 0
	TRI Fund	$ 0
Robert Groesbeck	GOI Fund	Over $1,000,000
	Aggressive Growth Fund*	$0
Robert Dainesi	GOI Fund	$100,001-$500,000
Michael Dzialo	Global TRI Fund	$50,001 - $100,000
	Global Capital Appreciation Fund	$0 - $10,000
Peter Swan	Global TRI Fund	$ 0
	Global Capital Appreciation Fund	$50,001 - $100,000
Karen Culver	Global TRI Fund	$ 0
	Global Capital Appreciation Fund	$ 0
Alexander Read	Hedged Premium Return Fund	$50,001-$100,000
Louis Stevens	Tactical Allocation Fund	$0
	Hedged Premium Return Fund	$0
Bruce W. Miller	Core Equity Fund	$50,001-$100,000
Cory S. Krebs	Core Equity Fund	$10,001-$50,000
Munish Sood	Floating Rate Income Fund	$50,001-$100,000
Paul Malecki	Floating Rate Income Fund	$0
Al Procaccino	Macro Strategy Fund	$500,001-$1,000,000
Korey Bauer	Macro Strategy Fund	$0 - $10,000

*The Activist Investor Fund , Insider Income Fund, Absolute Total Return Fund and Aggressive Growth Fund had not commenced operations as of June 30, 2014.

Potential Conflicts of Interest – Advisor and Sub-Advisors

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the advisor or sub-advisors determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where an advisor or sub-advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Each advisor, sub-advisor and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

Catalyst, SMH CA, GIM, MAP, Lyons, CP, Princeton, Castle Financial, Northern Lights Distributors, LLC and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Funds.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Funds, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Gemini Fund Services, LLC (“GFS”), which has its principal office at 80 Arkay Drive., Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Fund pursuant to a Fund Services Agreement (the “Agreement”) with the Trust and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor.

GFS may also provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on April 30, 2012 and will remain in effect for an initial term of three years from the applicable effective date for the Fund, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor Fund holdings and operations for post-trade compliance with the Fund’s registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Fund to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination of periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting each Fund’s independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Fund; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to the Agreement. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For these services, each of the Funds pay GFS an annual asset-based fee of 0.13% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. The Funds paid the following amounts to GFS for the period April 30, 2012 to June 30, 2012, fiscal year ended June 30, 2013 and fiscal year ended June 30, 2014 :

Fund	Fiscal Period Ended June 30, 2012	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014

Small-Cap Insider Buying Fund	$6,755	$45,625	$ 52,398
Hedged Insider Buying Fund	$4,144	$9,601	$ 18,853
Insider Buying	$3,197	$1,848	$ 68,279
Insider Long/Short Fund	$1,057	$7,853	$ 4,811
Activist Insider Fund	N/A	N/A	N/A
Insider Income Fund	N/A	N/A	N/A
Absolute Total Return Fund	N/A	N/A	N/A
Event Arbitrage Fund	N/A	$20,220	$ 17,911
Hedged Futures Strategy Fund	N/A	N/A	$27,780
High Income Fund	$23,792	$119,460	$ 69,191
TRI Fund	$12,629	$53,362	$ 41,505
GOI Fund	$4,470	$17,405	$ 16,208
Aggressive Growth Fund	N/A	N/A	N/A
Global TRI	$3,719	$19,874	$ 20,700
Global Appreciation Fund	$4,181	$14,897	$ 19,646
Hedged Premium Return Fund	N/A	N/A	$2,033
Tactical Allocation Fund	N/A	$9,690	$ 45,472
Dynamic Alpha Fund	$5,187	$23,296	$ 23,438
Floating Rate Income Fund	N/A	$2,162	$ 53,771
Macro Strategy Fund	N/A	N/A	$ 8,486
Equity/Compass Buyback Strategies Fund	N/A	N/A	$ 6,362

The Activist Insider Fund, Insider Income Fund, Aggressive Growth Fund, Absolute Total Return Fund and Hedged Premium Return Fund were not in operation during the periods indicated in the table above.

Prior to April 30, 2012, Matrix 360 Administration, LLC (“MFS”) provided the Funds with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintained the records of the shareholder's account, answered shareholders' inquiries concerning their accounts, processed purchases and redemptions of the Funds’ shares, acted as dividend and distribution disbursing agent and performed other transfer agent and shareholder service functions.  In addition, MFS provided the Funds with fund accounting services, which included certain monthly reports, record-keeping and other management-related services and administrative services.  For these services, the Funds paid MFS the greater of $9,000 per year or an annual asset-based fee of 0.15% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. Until March 15, 2012, MFS also provided the Funds with the services of a Chief Compliance Officer. For these compliance services, the Fund paid MFS $7,000 annually.

The Funds paid the following amounts to MFS for its services during the periods indicated:

Period July 1, 2012 to April 27, 2012
Small-Cap Insider Buying Fund	$102,103
Hedged Insider Buying Fund	$17,494
Insider Buying	$15,917
High Income Fund	$132,620
TRI Fund	$91,118
GOI Fund	$22,207
Global TRI	$15,849
Global Appreciation Fund	$15,855
Dynamic Alpha Fund	$13,585

The Insider Long/Short, Event Arbitrage, Tactical Allocation, Hedged Futures Strategy Fund, Activist Insider, Insider Income, Absolute Total Return, Aggressive Growth and Hedged Premium Return Funds were not in operation during the periods indicated in the table above.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”) dated January 26, 2012, MFund provides the Funds with various management and administrative services.   For these services, the Funds pay MFund $5,000 annually and an annual asset-based fee in accordance with the schedule set forth below applied at the Fund family level (i.e., all the Funds in the Trust advised by Catalyst Capital Advisors LLC):

0.10% of net assets up to $50 million;

0.07% of net assets from $50 million to $100 million;

0.05% of net assets from $100 million to $250 million;

0.04% of net assets from $250 million to $500 million;

0.03% of net assets from $500 million to $1 billion;

0.02% of net assets from $1 billion

In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. Prior to July 1, 2014, MFund Services waived its fee due from the Funds.

Between March 15, 2012 and July 26, 2012, MFund provided Chief Compliance Officer services to the Funds. For these services, the Funds paid MFund $10,000 annually for the first fund in the Catalyst Family of Funds and $5,000 for each additional fund. The Funds paid MFund the following fees for its Chief Compliance Officer services during the periods indicated below:

Fund	March 15, 2012 to June 30, 2012	July 1, 2012 to July 26, 2012
Small-Cap Insider Buying Fund	$1,597	$376
Strategic Insider Fund	$1,597	$376
Insider Buying	$1,597	$376
Insider Long/Short Fund	$909	$376
Event Arbitrage Fund	N/A	$376
Hedged Futures Strategy Fund	N/A	N/A

High Income Fund	$1,597	$376
TRI Fund	$1,597	$376
GOI Fund	$1,597	$376
Global TRI	$1,597	$376
Global Appreciation Fund	$1,597	$376
Tactical Allocation Fund	N/A	$376
Core Equity Fund	$1,597	$376
Floating Rate Income Fund	N/A	N/A

The Event Arbitrage, Tactical Allocation and Floating Rate Income Funds had not yet commenced operations as of June 30, 2012. The Hedged Futures Strategy and Floating Rate Income Funds had not yet commenced operations as of July 26, 2012.   The Activist Insider, Insider Income, Absolute Total Return, Aggressive Growth, Hedged Premium Return, Buyback Strategy and Macro Strategy Funds had not yet commenced operations during periods shown.

From December 10, 2010 to January 26, 2012, Abbington Capital Group LLC (“Abbington”) provided the Funds with the management and administrative services currently provided by MFund. The Funds did not pay Abbington for these services.  Jerry Szilagyi is the controlling member of MFund, Abbington, the Advisor, and a Trustee of the Trust.

COMPLIANCE SERVICES

CCO Compliance Services, LLC ("CCO3”) provides a Chief Compliance Officer and related services to the Trust pursuant to a Compliance Services Agreement between the Trust and CCO3 dated July 24, 2012. CCO3, an affiliate of SEC Compliance Consultants, Inc. provides independent Chief Compliance Officers for mutual fund boards of directors. For the fiscal years ended June 30, 2013 and June 30, 2014, the Funds paid CCO3 the following amounts pursuant to the Compliance Services Agreement:

Fund	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014
Small-Cap Insider Buying Fund	$5,812	$5,862
Hedged Insider Buying Fund	$5,812	$5,862
Insider Buying	$5,812	$5,862
Insider Long/Short Fund	$5,812	$5,862
Activist Investor Fund*	N/A	N/A
Insider Income Fund*	N/A	N/A
Absolute Total Return Fund*	N/A	N/A
Event Arbitrage Fund	$5,812	$5,862
Hedged Futures Strategy Fund	$5,239	N/A
High Income Fund	$6,385	$6,423
TRI Fund	$6,385	$6,423
GOI Fund	$6,957	$6,985
Aggressive Growth*	N/A	N/A
Global TRI	$6,385	$6,423
Global Appreciation Fund	$6,385	$6,423
Hedged Premium Return Fund	$3,658	N/A
Tactical Allocation Fund	$6,672	$6,985
Dynamic Alpha Fund	$6,957	$6,985
Floating Rate Income Fund	$6,957	$4,173

Macro Strategy Fund	N/A	$2,661
Equity/Compass Buyback Strategies Fund	N/A	$4,039

*The Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Funds had not yet commenced operations as of June 30, 2014.

CUSTODIAN

The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the Funds.  The custodian has custody of all securities and cash of a Fund.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103.  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Funds.  BBD, LLP will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

,COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Funds’ shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by a Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

12b-1 Plans

The Funds have adopted Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). Rule 12b-1 provides that any payments made by a Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under each Funds’ Plan related to the Class A Shares, the Funds incur an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”).  Class A Shares of the Funds are currently incurring an annual fee of up to 0.25% of its average daily net assets. If authorized by the Board of Trustees and upon notice to shareholders, the Funds may increase the percentage paid under the Plan up to the Class A 12b-1 Fee amount. Under each Funds’ Plan related to the Class C Shares, the Funds incur an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fees”).

Each 12b-1 Fee may be used to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Distributor, the Advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the respective Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse parties for shareholder services and distribution related expenses.

Each Fund’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust's Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  Each Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of a Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to a Funds’ Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

Dealers who are holders or dealers of record for accounts in one or more of the Funds may receive payments from 12b-1 Fees.  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.  Dealers are compensated differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, the Advisor or  Sub-Advisor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund.  Such compensation provided by the Advisor or Sub-Advisor may include financial assistance to dealers that enable the Advisor or Sub-Advisor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the FINRA.  The Advisor or Sub-Advisor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The table below states the amounts paid by each Fund’s Class A and Class C shares under the distribution plan for the year ended June 30, 2014.

Fund	Class A Shares	Class C Shares
Small-Cap Insider Buying Fund	$ 121,880	$ 120,799
Hedged Insider Buying Fund	$ 49,201	$ 28,337
Insider Buying Fund	$ 197,990	$ 130,103
Insider Long/Short Fund	$ 6,534	$ 5,511
Event Arbitrage Fund	$ 41,338	$ 4,117
Hedged Futures Strategy Fund	$ 50,782	$ 44,426
High Income Fund	$ 133,698	$ 253,976
TRI Fund	$ 58,515	$ 227,644
GOI Fund	$ 36,466	$ 6,098
Global TRI Fund	$ 31,827	$ 32,080

Global Capital Appreciation Fund	$ 35,073	$ 46,715
Tactical Allocation Fund	$ 108,523	$ 151,385
Dynamic Alpha Fund	$ 67,860	$ 4,522
Floating Rate Income Fund	$ 35,200	$ 53,058
Macro Strategy Fund	$ 3,536	$ 74,790
EquityCompass Buyback Strategies Fund	$ 5,247	$ 17,919
Hedged Premium Return	$3,074	$40

The table below states the principal types of activities for which each Fund made payments under the distribution plan for the year ended June 30, 2014.

Fund	Advertising & Sales Literature	Printing & Mailing of Prospectuses	Compensation to Underwriters	Compensation to Broker Dealers	Reimbursement to the Advisor for other distribution related expenses	Interest, Carrying or other Financial Charges	Other- Accrued and Unpaid Expenses
Small-Cap Insider Buying Class A	-	-	-	$ 59,258	$25,197	-	$37,424
Class C	-	-	-	$109,061	-	$17,993	($6,256)
Hedged Insider Buying Class A	-	-	-	$13,136	$7,719		$28,885
Class C	-	-	-	$12,165	-	$13,576	$2,595
Insider Buying Class A	-	-	-	$52,176	$52	-	$145,762
Class C	-	-	-	$53,448	-	$51,372	$ 25,282
Insider Long/Short Class A	-	-	-	$2,044	$685	-	$ 3,804
Class C	-	-	-	$2,232	-	$2,191	$1,088
Activist Investor* Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Insider Income* Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Absolute Total Return* Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Event Arbitrage Class A	-	-	-	$2,989	$12,431	-	$25,917
Class C	-	-	-	$807	-	$3,005	$304

Hedged Futures Strategy Class A	-	-	-	$6,274	-	-	$44,508
Class C	-	-	-	$25,175	-	$10,676	$8,57 4
High Income Class A	-	-	-	$105,777	$12,570	-	$ 15,351
Class C	-	-	-	$261,383	-	$37,488	($44,896)
TRI Class A	-	-	-	$22,172	$5,928	-	$30,414
Class C	-	-	-	$241,831	-	$21,264	($35,452)
GOI Class A	-	-	-	$40,388	$1,485	-	($5,408)
Class C	-	-	-	$5,452	-	$1,353	($708)
Aggressive Growth* Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Global TRI Class A	-	-	-	$25,557	-	-	$6,270
Class C	-	-	-	$21,816	-	$11,092	($829)
Global Capital Appreciation Class A	-	-	-	$29,300	-	-	$5,773
Class C	-	-	-	$24,976	-	$21,263	($2,524)
Hedged Premium Return Class A	-	-	-	$103	-	-	$ 2,970
Class C	-	-	-	$28	-	-	$ 11
Tactical Allocation Class A	-	-	-	$22,997	$2,775	-	$ 82,750
Class C	-	-	-	$64, 712	-	$69,687	$ 16,985
Dynamic Alpha Class A	-	-	-	$56,465	$1,225	-	$ 10,169
Class C	-	-	-	$2,427	-	$1,476	$618
Floating Rate Income Class A	-	-	-	$9,806	-	-	$ 25,393
Class C	-	-	-	$38,708	-	$7,802	$ 6,547
Macro Strategy Class A	-	-	-	$69	-	-	$ 3,466
Class C	-	-	-	$50,859	-	-	$ 23,930
EquityCompass Buyback Strategies Class A	-	-	-	$3,665	-	-	$ 1,582
Class C	-	-	-	$13,801	-	-	$ 4,118

Since the Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Funds had not yet commenced operations as of June 30, 2014, the Funds paid no distribution plan fees.

The Distributor for the Funds received the following commissions and other compensation during the fiscal year ended June 30, 2014.

	Net Underwriting	Compensation
	Discounts and	on Redemptions	Brokerage	Other
	Commissions	and Repurchases	Commissions	Compensation
Small-Cap Insider Buying Fund	$40,168	$0	$251,375	$0
Hedged Insider Buying Fund	$14,018	$0	$109,675	$0
Insider Buying	$207,979	$0	$1,410,252	$0
Insider Long/Short Fund	$5,352	$0	$31,787	$0
Activist Investor Fund*	N/A	N/A	N/A	N/A
Insider Income Fund*	N/A	N/A	N/A	N/A
Absolute Total Return Fund*	N/A	N/A	N/A	N/A
Event Arbitrage Fund	$3,997	$0	$22,858	$0
Hedged Futures Strategy Fund	$35,026	$0	$232,447	$0
High Income Fund	$7,085	$0	$37,312	$0
TRI Fund	$7,770	$0	$46,274	$0
GOI Fund	$920	$0	$5,935	$0
Aggressive Growth Fund*	N/A	N/A	N/A	N/A
Global TRI Fund	$8,806	$0	$55,503	$0
Global Capital Appreciation Fund	$16,227	$0	$100,271	$0
Hedged Premium Return Fund*	$0	$0	$0	$0
Tactical Allocation Fund	$60,820	$0	$394,620	$0
Dynamic Alpha Fund	$670	$0	$4,465	$0
Floating Rate Income Fund	$26,438	$0	$180,078	$0
Macro Strategy Fund	$0	$0	$0	$0
EquityCompass Buyback Strategies Fund	$43,790	$0	$267,458	$0

Since the Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Funds had not yet commenced operations as of June 30, 2014, the Funds paid no commissions.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

The Funds may directly enter into agreements with “financial intermediaries” pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Advisor or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Underwriter, the Advisor and their affiliates. The payments described above may differ and may vary from amounts paid to the Fund’s transfer agent or other service providers for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Advisor or their service providers to determine whether such intermediaries are providing the services for which they are receiving such payments.

The Advisor or affiliates of the Advisor may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in the prospectus or this SAI.  These additional cash payments are generally made to financial intermediaries that provide sub- accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Advisor or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediary’s customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Advisor and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Although the Fund may use financial firms that sell its shares to effect portfolio transactions for the Fund, the Fund and the Advisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the respective Fund’s Advisor or Sub-Advisor, as follows:

Fund	Responsible Party
Small-Cap Insider Buying	Catalyst
Hedged Insider Buying	Catalyst
Insider Buying	Catalyst

Insider Long/Short	Catalyst
Activist Investor	Catalyst
Insider Income	Catalyst
Absolute Total Return	ATR
Event Arbitrage	Catalyst
Hedged Futures Strategy Fund	Catalyst
High Income	SMHCA
TRI	SMHCA
GOI	GIM
Aggressive Growth	GIM
Global TRI	MAP
Global Appreciation	MAP
Hedged Premium Return	Lyons
Tactical Allocation	Lyons
Dynamic Alpha	CP
Floating Rate Income Fund	Princeton
Macro Strategy Fund	Catalyst
EquityCompass Buyback Strategies Fund	Catalyst

The proxy voting delegates may further delegate such proxy voting to a sub-advisor or a third party proxy voting service provider. The proxy voting delegates will vote such proxies in accordance with their proxy policies and procedures.  In some instances, the proxy voting delegates may be asked to cast a proxy vote that presents a conflict between its interests and the interests of a Fund’s shareholders.  In such a case, the Trust’s policy requires that the proxy voting delegate abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  Each proxy voting delegate has developed a detailed proxy voting policy that has been approved by the Board of Trustees.  A copy of the proxy voting policies are attached hereto as Appendix B through Appendix I.

Information on how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228 or on the SEC's Internet site at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures is also available by calling 1-866-447-4228 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Funds’ response to market conditions.  The portfolio turnover rate of the Funds for the fiscal periods ended June 30 were as follows:

Fund	2013	2014
Small-Cap Insider Buying	117%	231%
Hedged Insider Buying	277%	255%
Insider Buying	168%	185%
Insider Long/Short	253%	207%

Activist Investor	N/A	N/A
Insider Income	N/A	N/A
Absolute Total Return	N/A	N/A
Event Arbitrage	568%	692%
Hedged Futures Strategy	N/A	0%
High Income	54%	63%
TRI	60%	72%
GOI	15%	25%
Aggressive Growth	N/A	N/A
Global TRI	53%	42%
Global Appreciation	28%	50%
Hedged Premium Return	N/A	38%
Tactical Allocation	126%	165%
Dynamic Alpha	97%	108%
Floating Rate Income	90%	92%
Macro Strategy	N/A	204%
EquityCompass Buyback Strategies	N/A	384%

The Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Funds were not in operations during the periods indicated in the table above.

The increase in the portfolio turnover of the Small-Cap Insider Fund was the result the significant increase is assets of the Fund, market conditions and the change in the investment strategies of the Fund.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor and Sub-Advisors attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor or Sub-Advisors, be reasonable in relation to the value of the brokerage services provided, under each Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor or Sub-Advisor may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor or Sub-Advisor for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor or Sub-Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s or Sub-Advisor’s overall responsibilities to the Funds and to their other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor or Sub-Advisor and not solely or necessarily for the benefit of the Funds. The Advisor's or Sub-Advisor’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor or Sub-Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Funds pay to the Advisor or Sub-Advisor will not be reduced as a consequence of the Advisor's or Sub-Advisor’s receipt of brokerage and research services.  To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor or Sub-Advisor in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor or Sub-Advisor in carrying out its obligations to the Funds.

Certain investments may be appropriate for the Funds and also for other clients advised by the Advisor or Sub-Advisor. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor or Sub-Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor or Sub-Advisor, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

Each Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, each Fund may place a significant portion of its transactions, both in stocks and options, with affiliates of the Advisor. As the level of option writing or stock trading increases, the level of commissions paid by each Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible, thereby maximizing the commissions and premiums it receives. In connection with the execution of transactions, subject to its policy of best execution, a Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.  This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the Investment Company Act of 1940, persons affiliated with the Advisor, the Distributor or an affiliate of the Advisor or Distributor, may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities.

The Management Agreements provide that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Funds.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to a Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to a Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to a Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor's or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Funds.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, Sub-Advisor, the Distributor or their affiliates.

The Funds paid the following amounts in commissions (including amounts paid to Matrix Capital Group) on the purchase and sale of securities for fiscal periods ended June 30. No commissions were paid to the Distributor.

Fund	2014	2013	2012
Small-Cap Insider Buying	$716,751	$286,718	$195,344 ($37,860 paid to Matrix)
Hedged Insider Buying	$115,361	$20,380	$17,191 ($1,362 paid to Matrix)
Insider Buying	$181,150	$0	$309 ($0 paid to Matrix)
Insider Long/Short	$27,218	$17,565	$1,734 ($0 paid to Matrix)
Activist Investor	N/A	N/A	N/A
Insider Income	N/A	N/A	N/A
Absolute Total Return	N/A	N/A	N/A
Event Arbitrage Fund	$146,945	$146,200	N/A
Hedged Futures Strategy Fund	$372,293	N/A	N/A
High Income	$0	$0	$0
TRI	$12,563	$14,628	$25,468 ($0 paid to Matrix)
GOI	$1,159	$1,069	$3,800 ($3,301 paid to Matrix)
Aggressive Growth	N/A	N/A	N/A
Global TRI	$13,387	$4,031	$55,872 ($0 paid to Matrix)
Global Appreciation	$25,358	$5,480	$74,563 ($0 paid to Matrix)
Hedged Premium	$1,374	N/A	N/A
Tactical Allocation	$60,888	$17,296	N/A

Dynamic Alpha	$10,357	$13,363	$7,858 ($0 paid to Matrix)
Floating Rate Income	$8,789	$1,507	N/A
Macro Strategy	$31,121	N/A	N/A
EquityCompass Buyback Strategies	$50,032	N/A	N/A

The Insider Buying, Long/Short Insider Buying, Global TRI, Global Appreciation and Core Equity Funds had not yet commenced operations as of June 30, 2011.  The Event Arbitrage, Floating Rate Income and Tactical Allocation Funds had not yet commenced operations as of June 30, 2012. The Hedged Futures Strategy, Macro Strategy and Buyback Funds had not yet commenced operations as of June 30, 2013. The Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Fund had not yet commenced operations as of June 30, 2014.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with a Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds.

  Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in a Fund.  Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone should be processed within three business days.  Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

18f-1 Election

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of a Fund at the beginning of such period. The Trust has made this election to permit certain funds of the Trust to deliver, in lieu of cash, readily marketable securities from its portfolio should a redemption exceed such limitations. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities, which a Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined. However, the Board of Trustees of the Trust has determined that, until otherwise approved by the Board, all redemptions in the Funds be made in cash only. If the Board determines to allow the Funds to redeem in kind in the future, the Funds will provide shareholders with notice of such change to the redemption policy.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Funds’ Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A shares of a Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in some or all of the Funds to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor's current purchase of Class A shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions).

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

EXCHANGE PRIVILEGE

As described in the Funds’ Prospectus under “How To Redeem Shares—Exchange Privilege,” each Fund offers an exchange privilege pursuant to which a shareholder in a Fund may exchange some or all of his shares in any of the funds in the Trust, in the same class shares at net asset value.  The exchange privilege may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders where such exchanges may be legally made.  A shareholder considering an exchange should obtain and read the prospectus of the Fund and consider the differences between it and the Fund whose shares he owns before making an exchange.  For further information on how to exercise the exchange privilege, contact the Transfer Agent.

NET ASSET VALUE

For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

Each Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could only be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

INVESTMENTS IN FOREIGN SECURITIES

The Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits. A Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “ qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. Each Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, each Fund may elect to mark-to-market a PFIC and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are generally not eligible for the reduced rate of tax on “qualified dividend income.”     In the alternative, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Other Reporting and Withholding Requirements.   Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act)

amends these withholding tax provisions to exempt most dividends paid by a Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by a Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The financial statements of each Fund, except the Activist Investor, Insider Income, Absolute Total Return and Aggressive Growth Fund, and the independent registered public accounting firm’s report appearing in the Annual Report for the fiscal year ended June 30, 2014 are incorporated herein by reference. You can obtain the Annual and Semi-Annual Reports without change by calling the Funds at 1-866-447-4228. Once produced, you can obtain a copy of the financial statements of the Activist Insider, Insider Income, Absolute Total Return and Aggressive Growth Fund contained in the Fund’s Annual or Semi-Annual Report without charge by calling the Fund at 1-888-499-2321.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B,

CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Appendix B

CATALYST CAPITAL ADVISORS LLC

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisor s Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment advisor to exercise voting authority with respect to client securities, unless (i) the advisor has adopted and implemented written policies and procedures that are reasonably designed to ensure that the advisor votes proxies in the best interests of its clients, (ii) the advisor describes its proxy voting procedures to its clients and provides copies on request, and (iii) the advisor discloses to clients how they may obtain information on how the advisor voted their proxies.

In order to fulfill its responsibilities under the Act, Catalyst Capital Advisors LLC (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to  make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management’s recommendations. However, we will vote contrary to management’s recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-866-447-4228. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

Appendix C

SMH CAPITAL ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies

Under normal circumstances, a client is responsible for voting proxies for securities held for a client account.  Under normal circumstances, if a client does not vote the proxies then SMH Capital Advisors may exercise its right to vote the securities if allowed by the advisory agreement.  If SMHCA votes the securities, the SMHCA will consider only those factors that relate to a client investment, including how the vote will economically impact and affect the value of the client’s investment.

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  In voting on each and every issue, SMHCA and its employees will vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

In the event that a proxy involves a tender offer for the company consent to a change in bond indenture covenants, votes to restructure debt obligations of the company, or a tender offer for bonds held, the SMHCA intends to exercise its right to vote unless specifically prohibited by client advisory agreement.

Proxy Voting Procedures

In the event that SMH Capital Advisors exercises its right to vote a proxy, all proxies and ballots will be logged in upon receipt and the materials will be forwarded to the appropriate parties.

Prior to voting, the investment advisor representative will verify that he or she has the authority to vote, and if so, will determine whether his or her voting is subject to guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).  The investment advisor representative will promptly vote proxies received in the manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefits plan, the plan’s trustee or other fiduciaries). The investment advisor representative will keep records on how he or she voted on each issue.  The proxy will then be filed in the proper client’s file and becomes a permanent part of the records of SMHCA.

Appendix D

GROESBECK INVESTMENT MANAGEMENT CORP.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies

The act of managing assets of clients may include the voting of proxies related to such managed assets. Where the power to vote in person or by proxy has been delegated to the investment advisor , the investment advisor has the fiduciary responsibility for (a) voting in a manner that is in the best interests of the client, and (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

The policies and procedures of Groesbeck Investment Management ("the Advisor ") for voting proxies received for accounts managed by the Advisor are set forth below and are applicable if:

• The underlying advisory agreement entered into with the client expressly provides that the Advisor shall be responsible to vote proxies received in connection with the client’s account; or

• In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client’s plan documents.

These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Advisor ’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts.

Proxy Voting Guidelines

It is the policy of the firm to encourage our clients to vote their own proxies. In the event that a client directs in writing that we are to handle that responsibility, the following guidelines will apply.

• The portfolio manager will vote proxies in an informed, responsible and timely manner in the best interests of the client.

• The firm will keep adequate voting records, as well as any documents used in making voting decisions.

• If the portfolio manager has a material conflict of interest in a proxy issue, he/she will disclose such conflict to the client and request instruction from the client, clearly indicating the timeframe for a response. In the absence of client instruction, the portfolio manager may delegate the voting to an informed, neutral third party or may convene a committee to discuss and vote on the issue.

• When requested to do so in writing by the client, the firm will provide a record of proxy voting to the client for whom we perform that service.

• Written procedures have been developed to comply with this policy and will be reviewed and revised, if necessary, on a regular basis.

• Groesbeck Investment Management reserves the right to amend these policies and procedures at any time and may do so without prior notice to clients.

Proxy Voting Policies

In the absence of specific voting guidelines from a client, Groesbeck Investment Management will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Advisor shall consider only those factors that relate to the client's investment or dictated by the client’s written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client). Groesbeck Investment Management believes that voting in accordance with the following policies is in the best interests of its clients.

A. Specific Voting Policies

1. Routine Items:

• The Advisor will generally vote for the election of directors (where no corporate governance issues are implicated).

• The Advisor will generally vote for the selection of independent auditors.

• The Advisor will generally vote for increases in or reclassification of common stock.

• The Advisor will generally vote for management recommendations adding or amending indemnification provisions in charter or by-laws.

• The Advisor will generally vote for changes in the board of directors.

• The Advisor will generally vote for outside director compensation.

• The Advisor will generally vote for proposals that maintain or strengthen the shared interests of shareholders and management.

• The Advisor will generally vote for proposals that increase shareholder value.

• The Advisor will generally vote for proposals that will maintain or increase shareholder influence over the issuer's board of directors and management.

• The Advisor will generally vote for proposals that maintain or increase the rights of shareholders.

2. Non-Routine and Conflict of Interest Items:

• The Advisor will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

• The Advisor will generally vote against shareholder resolutions that consider non-financial impacts of mergers, corporate governance issues, or non-financial matters in general.

• The Advisor will generally vote against anti-greenmail provisions.

B. General Voting Policy

If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Advisor may engage an independent third party to determine how the proxies should be voted. In voting on each and every issue, the Advisor and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot. In exercising its voting discretion, the Advisor and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Advisor will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Advisor or

• any affiliate of the Advisor .. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

(i) any person directly, or indirectly through one or more intermediaries, controlling, controlled by or under common control with the Advisor ;

(ii) any officer, director, principal, partner, employer, or direct or indirect beneficial owner of any 10% or greater equity or voting interest of the Advisor ; or

(iii) any other person for which a person described in clause (ii) acts in any such capacity;

• any issuer of a security for which the Advisor (or any affiliate of the Advisor ) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

• any person with whom the Advisor (or any affiliate of the Advisor ) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Advisor ’s (or its affiliate’s) business.

(Each of the above persons being an “Interested Person.”)

After informing the client of any potential conflict of interest, the Advisor will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below. The Advisor shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written request.

Consistent with SEC Rule 206(4)-6, as amended, the Advisor shall take reasonable measures to inform its clients of (1) its proxy voting policies and procedures, and (2) the process or procedures clients must follow to obtain information regarding how the Advisor voted with respect to assets held in their accounts. This information may be provided to clients through the Advisor ’s Form ADV (Part II or Schedule H) disclosure or by separate notice to the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

Proxy Voting Procedures

A. The assigned portfolio manager (the “Responsible Party”) shall be designated by the Advisor to make discretionary investment decisions for the client's account and will be responsible for voting the proxies related to that account. The Responsible Party should assume that he or she has the power to vote all proxies related to the client’s account if any one of the circumstances set forth in Section 1 above regarding proxy voting powers is applicable.

B. Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

C. Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Advisor or any Interested Person exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Advisor ’s internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party’s direct supervisor.

D. If an actual or potential conflict is found to exist, written notification of the conflict (the “Conflict Notice”) shall be given to the client or the client’s designee (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved.

Specifically, the Conflict Notice should describe:

• the proposal to be voted upon;

• the actual or potential conflict of interest involved;

• the Advisor ’s vote recommendation (with a summary of material factors supporting the recommended vote); and

• if applicable, the relationship between the Advisor and any Interested Person.

The Conflict Notice will either request the client’s consent to the Advisor ’s vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the record-keeping policies and procedures of the Advisor .. If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Advisor may:

• convene a committee of its choosing to discuss and vote on the material issue. The committee shall consist of parties who have knowledge in proxy voting matters.

• cast its vote as recommended if the vote recommendation would fall against the Advisor ’s interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

• abstain from voting if such action is determined by the Advisor to be in the best interest of the client under the circumstances.

E. The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

F. In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client’s file, the following:

• A copy of the proxy statement received (unless retained by a third party for the benefit of the Advisor or the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

Appendix E

Managed Asset Portfolios, LLC

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies

POLICY

Managed Asset Portfolios, LLC (the “ Advisor ”) acts as discretionary investment advisor to high net worth individuals and institutional accounts (“clients”).  Our policy is to exercise voting authority with respect to clients’ securities only if a client has authorized us to exercise such discretion pursuant to the client’s advisory contract or otherwise in writing.

Our policy is to vote proxies in the best interests of clients.  In pursuing this policy, we vote in a manner that is intended to maximize the value of client’s assets.  Our investment strategies are predicated on the belief that the quality of management is often the key to ultimate success or failure of a business.  Because we generally make investments in companies in which we have confidence in management, proxies generally are voted in accordance with management’s recommendation.  We may vote a proxy in a manner contrary to management’s recommendation if, in our judgment, the proposal would not enhance shareholder value.

The procedures and guidelines described below are intended to implement this proxy voting policy.

PROCEDURES

Michael Dzialo, President, is responsible for monitoring corporate actions and ensuring that (a) proxies are received and forwarded to the appropriate decision makers; and (b) proxies are voted in a timely manner upon receipt of voting instructions.  The Advisor is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

Daniel Patterson, Client Relations Manager, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (a) significant client relationships; (b) other potential material business relationships; and (c) material personal and family relationships.

Proxy voting decisions will be determined by the applicable portfolio manager for each account.  Issues not covered by these guidelines or any deviations from these guidelines must be discussed with and reviewed by two (2) portfolio managers, at least one of which must be the President.

The Advisor may determine not to vote a particular proxy if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

VOTING GUIDELINES

The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

•

Approval of auditors

•

Election of directors

•

Indemnification provisions for directors

•

Liability limitations of directors

•

Name changes

•

General updating/corrective amendment to charter

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment.  We will review and vote on each issue in this category on a case-by-case basis.  As previously stated, voting decisions will be made based on the economic interest of our clients.  Non-routine matters include:

•

Mergers and acquisitions

•

Restructuring

•

Re-incorporation

•

Changes in capitalization

•

Increase in number of directors

•

Increase in preferred stock

•

Increase in common stock

•

Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category include:

•

Poison pills

•

Golden parachutes

•

Greenmail

•

Supermajority voting

•

Dual class voting

•

Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters.  We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund.  Shareholder matters include:

•

Annual election of directors

•

Anti-poison pill

•

Anti-greenmail

•

Confidential voting

•

Cumulative voting

CONFLICTS OF INTEREST

The Advisor is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

•

A principal of the Advisor or any person involved in the proxy decision-making process who currently serves on the company’s Board.

•

An immediate family member of a principal of the Advisor or any person involved in the proxy decision-making process who currently serves as a director or executive officer of the company.

•

The company is a client of the Advisor (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.

This list is not intended to be exclusive.  All employees of the Advisor are obligated to disclose any potential conflict to the Chief Compliance Officer.

If a material conflict is identified, proxies will be voted for that company in the following manner:

•

If our Voting Guidelines indicate a vote “For” or “Against” a specific issue, we will vote in accordance with such predetermined guidelines.

•

If the Guidelines do not cover an issue or indicate a “case-by-case” analysis, we will either seek the consent of applicable clients or the written recommendation of an independent third party.

RECORDKEEPING

Members of the Compliance department are responsible for maintaining the following records:

•

proxy voting policies and procedures;

•

proxy statements (provided, however, that the Advisor may rely on the Securities and Exchange Commission’s (the “SEC”) EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Advisor with an undertaking to provide a copy of the proxy statement promptly upon request);

•

records of votes cast;

•

records of client requests for voting information; and

•

any records prepared by the Advisor that were material to a proxy voting decision or that memorialized a decision.

DISCLOSURE

The Advisor will describe these Policies and Procedures in Part II of its Form ADV and indicate that these Policies and Procedures are available to clients upon request.  The Advisor will also advise clients in Part II of its Form ADV how a client may obtain information on how the Advisor voted with respect to that client’s securities.  The Advisor will send the initial summary of these Policies and Procedures and the other information described in this Section to existing clients by separate notice.

Appendix F

COOKSON, PEIRCE & Co., Inc.

PROXY VOTING POLICIES AND PROCEDURES

Objective

Cookson, Peirce & Co., Inc. (Advisor) recognizes that corporate governance and shareholder proposals can directly affect shareholder values. The purpose of this policy is to ensure that the

Advisor proxies for shares held in their mutual fund are voted in the best interest of the Advisor’s clients so as to maximize portfolio values over time.

Delegation

The Chief Investment Officer (CIO) has the responsibility for proxy voting and administration.

The CIO may delegate such responsibility to professional members of the investment staff who are qualified to analyze proxy issues and exercise prudence when discretion is required to vote proxies. The CIO or designees are responsible for insuring that they understand thoroughly the issues that arise in how proxies are voted. When appropriate, the CIO or the designee may consult with consultants or advisors.

Control

The CIO or the designee will vote proxies in a timely manner in accordance with this policy unless it is in the best interest of the Advisor’s clients to vote otherwise. The staff will maintain a record of votes on all proxy issues. If a proxy item on a substantial issue is voted for which no standard exists in this policy, a proxy exceptions report will be prepared and maintained in the proxy file. The exceptions report will document the reasons behind the vote and date of each corporate meeting at which the exception votes were cast. For the purposes of this policy, an issue is considered “substantial” when an outcome of the proposal could reasonably be expected or perceived to have a probable impact on the longtime value of the Advisor’s clients’ holdings in the company. The following items shall be maintained in a readily accessible record in the form of the proxy-voting file:

1. A record of all proxies voted during the preceding five years will be maintained in an easily accessible place, to include two years of records retained in the proxy-voting file onsite in the Advisor’s offices. The file will contain a copy of how a proxy was voted.

2. Any exceptions to the proxy policy will also be contained in this file.

3. A record of any proxies received but not voted due to special circumstances, including untimely receipt, re-registration, or blocking.

Use of Independent Service(s)

Use of an outside service(s) to administer and vote proxies in accordance with the Advisor’s proxy voting policy is authorized. The contract with such an agency will incorporate the Advisor’s proxy voting policy.

Specific Voting Standards

The following proxy issues are governed by a “For or Against” standard:

Corporate Governance Issues

•

Approve classified board

Against

•

Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote

For

•

Eliminate or Limit Shareholders’ Right to Call a Special Meeting

Against

•

Eliminate of Limit Shareholders’ Right to Act By Written Consent

Against

•

Adopt or Increase Super Majority Vote Requirement

Against

•

Allow Board to Consider Non-financial Effect of Merger

Against

•

Adopt Fair Price Provision

Against

Board of Directors Related Corporate Governance Issues

•

Restore or Provide for Cumulative Voting

For

•

Require Majority of Independent Directors on Board

For

•

Adopt Director Indemnification Provision

For

•

Adopt Director Liability Provision

For

•

Vote for Director(s) Missing 75% or More of Meetings

Against

Compensation Issues

•

Allow for Repricing or Exchange of Underwater Options

Against

Routine Corporate Administrative Issues

•

Ratification or Appointment of Auditors

For

Stock-related Corporate Governance Issues

•

Eliminate Pre-emptive Rights

For

General Voting Standards

Certain proxy issues involve complex business matters that require subjective decision-making.  These proxy issues will be voted on a case-by-case basis using the standards outlined below.  Other proxy issues not mentioned in this policy will be voted in the best interest of the Advisor’s clients.

Board of Directors-related Corporate Governance Issues

•

Election of Directors and Compensation of Corporate Boards & Committees

The Advisor will generally vote with management but will monitor the make up of corporate boards of directors, as well as the relative numbers of inside and independent directors serving on the audit, compensation, and nominating committees of such boards. If it is perceived that it is in the shareholders’ best interest to seek a greater number of independent directors on a board or its committees, the Advisor will vote in a manner to encourage an increase in the number of independent directors required on the board or committees.

•

Increase or Reduce Size of Board

The Advisor will generally vote for management proposals related to the size of boards given a reasonable explanation for the change.

Compensation Issues

•

All other compensation issues including stock options, stock purchase plans, bonus plans

The Advisor generally supports compensation packages which represent long-term incentives, are related to objective performance measures, and which reflect the requirements and best practices of the current marketplace. The Advisor generally supports integrated, competitive compensation packages, which are governed by objective, performance-based standards for setting executive compensation levels.

Restructurings

•

Mergers, Acquisitions, Restructurings, or Sale of Assets

Proposals to restructure, merge with, be acquired by, or sell significant assets, or acquire significant assets of other companies submitted for shareholder approval will be evaluated individually, using the assistance of the Advisor’s investment staff to determine whether the transaction is in the best interest of the Advisor’s clients.

•

Reincorporation

The Advisor’s proxies will be voted against proposals to reincorporate in a different jurisdiction if a reincorporation would likely result in a significant adverse effect on shareholder rights or values.  The Advisor’s proxies may be voted for proposals to reincorporate that would likely result in more effective and less costly corporate governance without significantly affecting shareholder rights or values.

Stock-related Corporate Governance Issues

•

Increase, decrease, amend, authorize common or preferred stock

The Advisor will support proposed changes in capital structure so long as the number of shares that would be authorized to be issued is reasonable in relation to the purposes for which the authorization is requested, a legitimate business purpose exists, and the proposal is not opposed to the best interest of the Advisor’s clients. As an example, it is often reasonable for a company to increase the number of authorized shares to implement a stock split, pay a stock dividend, raise new capital, effect a merger or acquisition, or make shares available for stock option plans. The Advisor will specifically not support shareholder proposals involving a) private issues of additional equity or equity type securities that would be issued as an anti-takeover measure, b) a change of control that is reasonably expected not to be in the best interest of the Advisor’s clients, c) excessive dilution of common shares providing no clear benefit to the company, d) any new issue or increase in previously issued blank check preferred stock (preferred stock with rights to be determined by the board at the time of issuance), or e) an increase in dual class shares.

•

Approved Common/Preferred Stock Issuance

a) Authorization of preferred stock

The Advisor will support a new class of preferred stock only if the issuance has a specific business purpose and only after evaluation of the rights and preferences of holders of the new preferred stock including any limitations on payments to the common shareholders. The Advisor proxies will not be voted in favor of issuing blank check preferred stock.

b) Authorization of common stock

The Advisor will vote proxies in favor of issuing new classes of common stock when there is a clearly specified rationale that promotes the interest of existing shareholders or at least not opposed to such interests. Because the creation of new classes of common stock may affect dividend, conversion, or other rights of existing shareholders, the proposal will be evaluated considering all relevant facts and circumstances.

c) Share repurchases

The Advisor will generally support share repurchase plans so long as they have a rationale that promotes long term interest of the shareholders.

d) Approve or reverse stock split

The Advisor will generally support stock split proposals so long as they have a rationale that promotes the long-term interest of existing shareholders.

Social/Political Issues

•

Social or political proposals

The Advisor’s proxy voting decisions may not be based on personal views concerning social or political issues. Cookson, Peirce & Co., Inc. may have or require consideration of such matters when the investment staff could reasonably believe that adoption or rejection of social or political proposals submitted to shareholders might be expected to have a significant adverse effect on the value of a portfolio security. The Advisor will generally support management recommendation on social or political shareholder proposals so long as they are not, in the reasonable opinion of the

CIO or the designee in light of all relevant circumstances, opposed to the best long-term interests of the company and do not diminish significantly the rights or prerogatives of shareholders. Because the duty of the Advisor is to obtain the highest investment return commensurate with acceptable levels of risk, social or political considerations should not take precedence over economic risk and return considerations.

Conflicts of Interest

Where a proxy proposal raises a material conflict between the Advisor’s interests and a client’s interest, including a mutual fund client, the Advisor will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Advisor has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Advisor has discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the Advisor’s conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by that client’s account. The Advisor will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflict of interest so identified by the Advisor will be addressed as described above.

Adopted: April 25, 2005

Appendix G

Princeton Advisory Group, Inc.

Catalyst/Princeton Floating Rate Income Fund

Proxy Voting Policy and Procedures

Princeton Advisory Group, Inc. (“PAG”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisor s Act of 1940 (“ Advisor s Act”). The Proxy Policy has been adopted as the policies and procedures that PAG will use when voting proxies on behalf of the Catalyst/Princeton Floating Rate Income Fund (the “Fund”). In addition to covering the voting of equity securities and ERISA matters, the Proxy Policy also applies generally to voting and/or consent rights of PAG, on behalf of the Fund, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Fund and its shareholders.

Equity Securities: Although making direct investments in equity securities is not considered to be a primary strategy of the Fund, the Fund may receive equity securities as the result of capital restructurings of portfolio assets. With respect to the voting of proxies relating to equity securities, PAG will research the individual facts and circumstances with respect to the proposal and ensure that voting and consent rights are exercised in the best interests of the Fund and its shareholders.

ERISA Matters:  Investment advisor s to employee benefit plans have special fiduciary responsibilities under the Employee Retirement Income Security Act of 1974 (ERISA).  These responsibilities are not governed solely by the SEC or the Advisor s Act, but include the U.S. Department of Labor’s rules for ERISA accounts.   Typically, an employee benefit plan is covered by ERISA unless it is (1) an individual retirement account or annuity established by an individual employee to which his/her employer does not contribute; (2) a plan which covers only the sole owner of a business (incorporated or unincorporated) and/or his/her spouse; (3) a partnership pension plan which covers only partners and their spouses; or (4) a governmental plan.  ERISA accounts include those established by pension plans, profit sharing and 401(k) plans and their trusts.

Under ERISA section 404(a)(1), plan fiduciaries, including persons to whom named fiduciaries delegate certain fiduciary responsibilities, such as investment managers, must discharge their duties solely in the interest of the participants and beneficiaries and,

a)

For the exclusive purpose of providing benefits and defraying reasonable administrative expenses;

b)

With the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of like character and with like aims (the prudent man rule);

c)

By diversifying plan investments so as to minimize the risk of large losses, unless under the circumstances it is clearly prudent not to do so; and

d)

In accordance with the documents and instruments governing the plan insofar as such documents and instruments are consistent with the provisions of title I of ERISA.

In a release from the Department of Labor (Interpretive Bulletin #94-2, July 28, 1994), investment advisor s (investment managers as defined under ERISA) were provided further guidance about their responsibilities under ERISA, including  proxy voting, compliance with written statements of investment policy, and  active monitoring of corporate management by plan fiduciaries.

The bulletin discusses:

a)

Where the authority to manage plan assets has been delegated to an investment manager, only the investment manager has authority to vote proxies, except when the named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies.

b)

Investment managers, as plan fiduciaries, have a responsibility to vote proxies on foreign issues that may affect the value of the shares in the plan’s portfolio.

c)

An investment manager is required to comply with the statements of investment policy, unless compliance with the guidelines in a given instance would be imprudent and therefore failure to follow the guidelines would not violate ERISA.  ERISA does not shield the investment manager from liability from imprudent actions taken in compliance with a statement of investment policy.

d)

Several other areas including pooled accounts with multiple investment policies; the named fiduciary’s responsibilities in monitoring the investment manager activity and shareholder activism.

Additionally, the Department of Labor has indicated that an investment advisor with a duty to vote proxies has an obligation to take reasonable steps under the circumstances to ensure that it receives the proxies.  Failure of the advisor to take any action to reconcile proxies would cause the manager to fail to satisfy ERISA’s fiduciary responsibility provisions.  It is believed that appropriate steps would include informing the plan sponsor and its trustees, bank custodian or broker-dealer custodian of the requirement that all proxies be forwarded to the advisor and making periodic reviews during the proxy season, including follow-up letters and phone calls if necessary.

When voting proxies, an investment manager must consider proxies as a plan asset and vote only in the best economic interests of the plan participants, vote consistently among clients, and avoid specific client voting instructions about voting proxies, e.g., social voting is not appropriate.

Having voted the proxies, the Department of Labor has also indicated that the advisor must properly document its voting by keeping adequate records and that the named fiduciary has a duty to monitor the proxy voting process of the advisor ..   Advisor s should be prepared to issue proxy voting reports to clients.  Records of “solicitation” activities by issuers (or others) should be maintained.  Records should reflect a verification of each proxy to each share to each account.  (Records should be maintained in such a manner that it is easy to backtrack).  Hard copies of each ballot should be maintained.

For additional information please refer to the “AVON letter”  (released 2/23/88) and the “MONKS letter” which relates to clarification of fiduciary requirements for proxy voting (released 1/23/90).

Debt Securities: PAG exercises voting and consent rights directly with respect to debt securities held by the Fund. PAG considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PAG reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PAG may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PAG may determine not to vote a proxy for a debt or equity security if: (1) the effect on the Fund’s economic interests or the value of the portfolio holding is insignificant in relation to the Fund’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the Fund, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PAG otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

For all debt security proxies, PAG will review the proxy to determine whether there is a material conflict between PAG and the Fund or between the Fund and another fund or PAG-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PAG will seek to resolve the conflict in good faith and in the best interests of the Fund, as provided by the Proxy Policy.

The Proxy Policy permits PAG to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PAG and the Fund, the Proxy Policy permits PAG to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between the Fund and one or more other funds or PAG-advised accounts, the Proxy Policy permits PAG to: (i) designate a PAG portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between the Fund and funds or accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with the Fund and fund’s or account’s best interests if the conflict exists between the Fund and funds or accounts managed by different portfolio managers.

PAG will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. Information about how the Fund voted proxies relating to portfolio securities it held during the most recent twelve month period ended June 30th will be available no later than the following August 31st without charge, upon request, by visiting the Catalyst/Princeton Floating Rate Income Fund’s website at www.pag-funds.com, and on the SEC’s website at http://www.sec.gov.

Appendix H

Lyons Wealth Management, LLC

Proxy Voting Policy and Procedures

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients.  Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting.  The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests.  Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•

Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

•

Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions.  However, many investment advisers adopt policies and procedures regarding class actions.

Risks

In developing these policies and procedures, LWM considered numerous risks associated with the proxy voting process.  This analysis includes risks such as:

•

LWM lacks written proxy voting policies and procedures;

•

Proxies are not identified and processed in a timely manner;

•

Proxies are not voted in Clients’ best interests;

•

Conflicts of interest between LWM and a Client are not identified or resolved appropriately;

•

Third-party proxy voting services do not vote proxies according to LWM’s instructions and in Clients’ best interests; and

•

Proxy voting records, Client requests for proxy voting information, and LWM’s responses to such requests, are not properly maintained;

•

LWM lacks policies and procedures regarding Clients’ participation in class actions; and

•

LWM fails to maintain documentation associated with Clients’ participation in class actions.

LWM has established the following guidelines as an attempt to mitigate these risks.

Policies and Procedures

Proxy Voting

LWM does not have the authority to vote Client proxies for all Clients, only the Mutual Funds that LWM sub-advises, as disclosed in LWM’s standard advisory contract and Part 2 of Form ADV.  If LWM inadvertently receives any proxy materials on behalf of a Client, the Company will promptly forward such materials to the Client.

For the purpose of the funds LWM sub-advises, proxies must be voted with diligence, care, and loyalty.  LWM will vote each proxy in accordance with its fiduciary duty to its Clients.  LWM will generally seek to vote proxies in a way that maximizes the value of Clients’ assets.  However, LWM will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities.  The Managing Director, Operations coordinates LWM’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires LWM to maintain certain books and records associated with its proxy voting policies and procedures.  LWM’s recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual.  The Managing Director, Operations will ensure that LWM complies with all applicable recordkeeping requirements associated with proxy voting.

Absent specific Client instructions, LWM has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management’s recommendations. However, we will vote contrary to management’s recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

•

The Managing Director, Portfolio Management will retain the following information in connection with each proxy vote:

o

The Issuer’s name;

o

The security’s ticker symbol or CUSIP, as applicable;

o

The shareholder meeting date;

o

The number of shares that LWM voted;

o

A brief identification of the matter voted on;

o

Whether the matter was proposed by the Issuer or a security-holder;

o

Whether LWM cast a vote;

o

How LWM cast its vote (for the proposal, against the proposal, or abstain); and

o

Whether LWM cast its vote with or against management.

•

If LWM votes the same proxy in two directions, the CCO will maintain documentation describing the reasons for each vote (e.g., LWM believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

•

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO.  Similarly, any

Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

•

Proxies received after a Client terminates its advisory relationship with LWM will not be voted.  The Managing Director, Operations will promptly return such proxies to the sender, along with a statement indicating that LWM’s advisory relationship with the Client has terminated, and that future proxies should not be sent to LWM.

Class Actions

LWM does not direct Clients’ participation in class actions, as disclosed in Part 2 of Form ADV.  The CCO will determine whether to return any documentation inadvertently received regarding Clients’ participation in class actions to the sender, or to forward such information to the appropriate Clients.

Employees must notify the CCO if they are aware of any material conflict of interest associated with Clients’ participation in class actions.  The Proxy Voting Committee will evaluate any such conflicts and determine an appropriate course of action for LWM.

LWM generally does not serve as the lead plaintiff in class actions because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.

Disclosures to Clients and Investors

LWM includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors can contact the CCO to obtain a copy of these policies and procedures and information about how LWM voted with respect to the Client’s securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.

As a matter of policy, LWM does not disclose how it expects to vote on upcoming proxies.  Additionally, LWM does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Appendix I

ATR Advisors, LLC

Proxy Voting Policy and Procedures

Background :  Pursuant to Rule 206(4)-6 and Rule 204-2 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

Policy:  The Adviser will vote proxies on behalf of its individual clients or designate a third party provider to do so.  In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting:

Voting Proxies

1.

All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the portfolio manager or designated third-party provider (the “Designee”).

2.

The Advisor and Designee will generally adhere to the following procedures (subject to limited exception):

(a)

A written record of each proxy received by the Adviser or Designee (on behalf of its clients) will be kept in the Adviser's or Designee’s files. ;

(b)

 Prior to voting any proxies, the Advisor or Designee will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below.  If a conflict is identified, the Designee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.

(c)

If no material conflict is identified pursuant to these procedures, the Advisor or Designee will vote the proxy in accordance with the guidelines set forth below.  The Designee will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.

As stated above, in evaluating how to vote a proxy, the Designee will first determine whether there is a conflict of interest related to the proxy in question between Adviser and its Advisory Clients.  This examination will include (but will not be limited to) an

1

evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.

2

If a conflict is identified and deemed “material” by the Designee, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).

3

With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients give such clients the opportunity to vote the proxies in question themselves.

However, with respect to:

1. ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:

(a)

Give the ERISA client the opportunity to vote the proxies in question themselves; or

(b)

Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

2. The Funds whose Proxy Voting Policies and Procedures provides that in the event a conflict of interest between the interests of the Fund’s shareholders and those of the Advisor, the Advisor is instructed to abstain from making a voting decision and to forward all necessary voting materials to the Trust to enable the Board of Trustees to make the voting decision. The Advisor shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reason for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Advisors proxy voting guidelines.

Proxy Voting Guidelines

See Proxy Voting Policies and Procedures under separate cover.

Disclosure of Procedures

A summary of above these proxy voting procedures will be included in Part II of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated.  Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

2

The Designee will be responsible for maintaining files relating to the Adviser's proxy voting procedures.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser.  Records of the following will be included in the files:

1.

Copies of these proxy voting policies and procedures, and any amendments thereto;

2.

A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.

A record of each vote that the Adviser casts;

4.

A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

5.

A copy of each written request for information on how the Adviser voted such client’s proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

ATR Advisors, LLC

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, ATR Advisors, LLC (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’

3

rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability ..  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests ..  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency ..  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to  make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management’s recommendations. However, we will vote contrary to management’s recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

4

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

5

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-866-447-4228. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

6

Mutual Fund Series Trust

PART C:  OTHER INFORMATION

Item 28.  Exhibits

(a)  Declaration of Trust.

(i)

Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, is hereby incorporated by reference.

(ii)

Amendment No. 30 to the Agreement and Declaration of Trust,  which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(b)  By-laws. Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, are hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

Catalyst Capital Advisors LLC (as adviser)

(iii)

Management Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(iv)

Amendment to Management Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

(v)

Amendment to Management Agreement with Catalyst Capital Advisors LLC to add the Catalyst Tactical Hedged Futures Strategy Fund and the Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(vi)

Amendment to Management Agreement with Catalyst Capital Advisors LLC to add the Catalyst MLP & Infrastructure Fund and Catalyst/Princeton Credit Opportunities Fund will be filed by subsequent amendment.

(vii)

Expense Limitation Agreement with Catalyst Capital Advisors LLC, is filed herewith.

(vi)

Amended Exhibit A to the Expense Limitation Agreement with Catalyst Capital Advisors LLC to add the Catalyst MLP & Infrastructure Fund and Catalyst/Princeton Credit Opportunities Fund will be filed by subsequent amendment.

SMH Capital Advisors, Inc. (as sub-adviser)

(viii)

Sub-Advisory Agreement between Catalyst and SMH Capital Advisors, Inc. for the Catalyst/SMH High Income Fund and the Catalyst/SMH Total Return Income Fund, is filed herewith.

Groesbeck Investment Management Corp.

(ix)

Amended Sub-Advisory Agreement between Catalyst and Groesbeck Investment Management Corp. for the Catalyst/Groesbeck Growth of Income Fund and Catalyst/Groesbeck Aggressive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

Managed Asset Portfolios, LLC

(x)

Sub-Advisory Agreement between Catalyst and Managed Asset Portfolios, LLC for the Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

Cookson, Peirce & Co., Inc.

(xi)

Sub-Advisory Agreement between Catalyst and Cookson, Peirce & Co., Inc. for the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, and Catalyst/CP Focus Mid Cap Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

Lyons Wealth Management, LLC

(xi)

Sub-Advisory Agreement between Catalyst and Lyons Wealth Management LLC for the Catalyst/Lyons Tactical Allocation Fund and Catalyst/Lyons Hedged Premium Return Fund, is filed herewith.

Princeton Advisory Group, Inc.

(xii)

Sub-Advisory Agreement between Catalyst and Princeton Advisory Group, Inc. for the Catalyst/Princeton Floating Rate Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 26, 2012, is hereby incorporated by reference.

(xiii)

Amended Sub-Advisory Agreement between Catalyst and Princeton Advisory Group, Inc. for the  Catalyst/Princeton Floating Rate Income Fund and Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(xiv)

Amended Exhibit A to the Amended Sub-Advisory Agreement between Catalyst and Princeton Advisory Group, Inc. to add the Catalyst/Princeton Credit Opportunities Fund will be filed by subsequent amendment.

Choice Financial Partners, Inc., d/b/a Equity Compass Strategies

(xii)

Sub-Advisory/Portfolio Consulting Agreement between Catalyst and Choice Financial Partners, Inc., d/b/a Equity Compass Strategies for the Catalyst/EquityCompass Share Buyback Fund which was filed as an exhibit to the Registrant’s Registration Statement on December 20, 2013, is hereby incorporated by reference.

Castle Financial & Retirement Planning Association, Inc.

(xiii)

Sub-Advisory Agreement between Catalyst and Castle Financial & Retirement Planning Association, Inc. for the Catalyst Macro Strategy Fund, which was filed as an exhibit to the Registrant’s Registration Statement on March 5, 2014, is hereby incorporated by reference.

ITB Capital Advisors, LLC

(xiii)

Sub-Advisory Agreement between Catalyst and ITB Capital Advisors, LLC for the Catalyst Tactical Hedged Futures Strategy Fund will be filed by subsequent amendment.

Vista Research and Management, LLC

(xv)

Management Agreement with Vista Research and Management, LLC for the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(xvi)

Operating Expense Limitation and Security Agreement with Vista Research and Management, which was filed as an exhibit to the Registrant’s Registration Statement on October 23, 2014, is hereby incorporated by reference.

Eventide Asset Management, LLC

(xvii)

Management Agreement with Eventide Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(xviii)

Amendment to Management Agreement with Eventide Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 26, 2012, is hereby incorporated by reference.

(xix)

Operating Expense Limitation and Security Agreement with Eventide Asset Management, LLC which was filed as an exhibit to the Registrant’s Registration Statement on October 27, 2014, is hereby incorporated by reference.

Day Hagan Asset Management

(xx)

Management Agreement with Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

(xxi)

Amendment to Management Agreement with Day Hagan Asset Management for the Day Hagan Tactical Dividend Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference

(xxii)

Operating Expense Limitation and Security Agreement with Day Hagan Asset Management for the Day Hagan Tactical Dividend Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

SMH Capital Advisors, Inc. (as adviser)

(xxiii)

Management Agreement with SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant's Registration Statement on October 24, 2014, is hereby incorporated by reference.

(xxiv)

Expense Limitation Agreement with SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

Camelot Portfolios, LLC

(xxv)

Management Agreement with Camelot Portfolios, LLC which was filed as an exhibit to the Registrant's Registration Statement on December 6, 2010, is hereby incorporated by reference.

(xxvi)

Amendment to Management Agreement with Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 20, 2013, is hereby incorporated by reference.

(xxvii)

Expense Limitation Agreement with Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 6, 2010, is hereby incorporated by reference.

(xxviii)

Amended Expense Limitation Agreement with Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 20, 2013, is hereby incorporated by reference.

Empiric Advisors, Inc,

(xxix)

Management Agreement with Empiric Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2013, is hereby incorporated by reference.

(xxx)

Expense Limitation Agreement with Empiric Advisors, Inc, which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2013, is hereby incorporated by reference.

JAG Capital Management LLC

(xxxi)

Management Agreement with JAG Capital Management LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(xxxii)

Expense Limitation Agreement with JAG Capital Management LLC, which was filed as an exhibit to the Registrant’s Registration Statement on January 27, 2014, is hereby incorporated by reference.

SignalPoint Capital Management, LLC

(xxxiii)

Management Agreement with SignalPoint Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 25, 2012, is hereby incorporated by reference.

(xxxiv)

Operating Expense Limitation and Security Agreement with SignalPoint Capital Management, LLC,  which was filed as an exhibit to the Registrant’s Registration Statement on January 27, 2014, is hereby incorporated by reference.

Klingenstein, Fields & Co., LLC.

(xxxv)

Management Agreement with Klingenstein, Fields & Co., LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.

(xxxvi)

Expense Limitation Agreement with Klingenstein, Fields & Co., LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.

Griffin Asset Management, Inc

(xxxvii)

Sub-Advisory Agreement between Klingenstein, Fields & Co., LLC and Griffin Asset Management, Inc. with respect to the KF Griffin Blue Chip and Covered Call Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.

Gries Financial LLC

(xxxviii)

Sub-Advisory Agreement between Day Hagan Asset Management and Gries Financial LLC with respect to the Day Hagan Tactical Dividend Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

AlphaCentric Advisors LLC

(xxxix)

Management Agreement with AlphaCentric Advisors LLC with respect to the AlphaCentric Smart Money Fund, AlphaCentric Asset Rotation Fund and AlphaCentric Total Return Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

(xl)

Expense Limitation Agreement with AlphaCentric Advisors LLC with respect to the AlphaCentric Smart Money Fund, AlphaCentric Asset Rotation Fund and AlphaCentric Total Return Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

Catalyst Capital Advisors LLC (as sub-advisor)

(xli)

Sub-Advisory Agreement between AlphaCentric and Catalyst Capital Advisors LLC with respect to the AlphaCentric Smart Money Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

Keystone Wealth Advisors LLC

(xlii)

Sub-Advisory Agreement between AlphaCentric and Keystone Wealth Advisors LLC with respect to the AlphaCentric Asset Rotation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

Stone Beach Investment Management, LLC

(xliii)

Sub-Advisory Agreement between Catalyst and Stone Beach Investment Management, LLC with respect to the Catalyst/Stone Beach Income Opportunity Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

ATR Advisors, LLC

(xliv)

Sub-Advisory Agreement between Catalyst and ATR Advisors, LLC with respect to the Catalyst Absolute Total Return Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

SL Advisors, LLC

(xlv)

Sub-Advisory Agreement between Catalyst and SL Advisors, LLC with respect to the Catalyst MLP & Infrastructure Fund will be filed by subsequent amendment.

 (e)  Underwriting Contracts.

(xlvi)

Form of Underwriting Agreement with Northern Lights Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 26, 2012, is hereby incorporated by reference.

(xlvii)

Amended Schedule A to Underwriting Agreement with Northern Lights Distributors, LLC,  which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(xlviii)

Amended Schedule A to Underwriting Agreement with Northern Lights Distributors, LLC to add the Catalyst Tactical Hedged Futures Strategy Fund and the Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(xlix)

Amended Schedule A to Underwriting Agreement with Northern Lights Distributors, LLC to add the Catalyst MLP & Infrastructure Fund and Catalyst/Princeton Credit Opportunities Fund will be filed by subsequent amendment.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.

(l)

Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.

(li)

Amended Appendix B to the Custody Agreement with the Huntington National Bank,  which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(lii)

Amended Appendix B to the Custody Agreement with the Huntington National Bank for the Catalyst Tactical Hedged Futures Strategy Fund and the Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(liii)

Amended Appendix B to the Custody Agreement with the Huntington National Bank to add the Catalyst Tactical Hedged Futures Strategy Fund and the Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(liv)

Amended Appendix B to the Custody Agreement with the Huntington National Bank to add the Catalyst MLP & Infrastructure Fund and Catalyst/Princeton Credit Opportunities Fund will be filed by subsequent amendment.

 (h)  Other Material Contracts.

(lv)

Investment Company Services Agreement with Matrix 360 Administration LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(lvi)

Amendment No. 4 to Investment Company Services Agreement with Matrix 360 Administration LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(lvii)

Form of Fund Services Agreement with Gemini Fund Services, LLC which was filed as an exhibit to the Registrant’s Registration Statement on June 28, 2012, is hereby incorporated by reference.

(lviii)

Management Services Agreement with MFund Services, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(lix)

Securities Lending Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(lx)

Compliance Services Agreement with CCO Compliance Services, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 25, 2012, is hereby incorporated by reference.

(i)  Legal Opinion.

(i)

Legal Opinion of Thompson Hine LLP, which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

(ii)

Consent of Thompson Hine LLP is filed herewith.

 (j)  Other Opinions

(i)            Consent of BBD, LLP is filed herewith.

 (k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  Agreement of initial shareholder, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

(i)

Revised Class A Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.

(ii)

Amended Exhibit A to the Revised Class A Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(iii)

Amended Exhibit A to the Revised Class A Master Distribution Plan for the Catalyst Tactical Hedged Futures Strategy Fund and the Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(iv)

Amended Exhibit A to the Revised Class A Master Distribution Plan to add the Catalyst MLP & Infrastructure Fund and Catalyst/Princeton Credit Opportunities Fund will be filed by subsequent amendment.

(v)

Class A Master Distribution Plan and Exhibit A of Empiric Core Equity Fund, which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2013, is hereby incorporated by reference.

(vi)

Revised Class C Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.

(vii)

Amended Exhibit A to the Revised Class C Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(viii)

Amended Exhibit A to the Revised Class C Master Distribution Plan for the Catalyst Tactical Hedged Futures Strategy Fund and the Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(ix)

Amended Exhibit A to the Revised Class C Master Distribution Plan to add the Catalyst MLP & Infrastructure Fund and Catalyst/Princeton  Credit Opportunities Fund will be filed by subsequent amendment.

(x)

Revised Class N Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.
(xi)

Amended Exhibit A to the Class N Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on December 26, 2012, is hereby incorporated by reference.

 (n)  Rule 18f-3 Plan.

(xii)

Amended Multiple Class Plan, which was filed as an exhibit to the Registrant’s Registration Statement on March 28, 2012, is hereby incorporated by reference.

(xiii)

Amended Exhibit A to the Amended Multiple Class, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(xiv)

Amended Exhibit A to the Amended Multiple Class to add the Catalyst Tactical Hedged Futures Strategy Fund and the Catalyst/Princeton Hedged Income Fund will be filed by subsequent amendment.

(xv)

Amended Exhibit A to the Amended Multiple Class to add the Catalyst MLP & Infrastructure Fund and Catalyst/Princeton Credit Opportunities Fund will be filed by subsequent amendment.

(o)  Reserved.

(p)  Codes of Ethics.

(xvi)

Code of Ethics of the Trust and Vista Research and Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(xvii)

Code of Ethics of SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on March 5, 2014, is hereby incorporated by reference.

(xviii)

Code of Ethics of Eventide Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(xix)

Code of Ethics of Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on December 9, 2009, is hereby incorporated by reference.

(xx)

Code of Ethics of Groesbeck Investment Management Corp., which was filed as an exhibit to the Registrant’s Registration Statement on December 9, 2009, is hereby incorporated by reference.

(xxi)

Code of Ethics of Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(xxii)

Code of Ethics of Managed Asset Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(xxiii)

Code of Ethics of JAG Capital Management LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(xxiv)

Code of Ethics of Cookson, Peirce & Co., Inc., which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(xxv)

Code of Ethics of Lyons Wealth Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on March 28, 2012, is hereby incorporated by reference.

(xxvi)

Code of Ethics of Northern Lights Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on March 28, 2012, is hereby incorporated by reference.

(xxvii)

Code of Ethics of SignalPoint Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 25, 2012, is hereby incorporated by reference.

(xxviii)

Amended Code of Ethics of Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 25, 2012, is hereby incorporated by reference.

(xxix)

Code of Ethics of Princeton Advisory Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on December 26, 2012, is hereby incorporated by reference.

(xxx)

Code of Ethics of Empiric Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on April 5, 2013, is hereby incorporated by reference.

(xxxi)

Code of Ethics of Klingenstein, Fields & Co., LLC  which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.  .

(xxxii)

Code of Ethics of Griffin Asset Management, Inc.  which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.

(xxxiii)

Code of Ethics of Choice Financial Partners, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on December 20, 2013, is hereby incorporated by reference.

(xxxiv)

Code of Ethics of Castle Financial & Retirement Planning Associates, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on March 5, 2014, is hereby incorporated by reference.

(xxxv)

Code of Ethics of Gries Financial LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 3, 2014, is hereby incorporated by reference.

(xxxvi)

Code of Ethics of AlphaCentric Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

(xxxvii)

Code of Ethics of Keystone Wealth Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 23, 2014, is hereby incorporated by reference.

(xxxviii)

Code of Ethics of Stone Beach Investment Management, LLC , which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

(xxxix)

Code of Ethics of ATR Advisors, LLC , which was filed as an exhibit to the Registrant’s Registration Statement on July 9, 2014, is hereby incorporated by reference.

(xl)

Code of Ethics of ITB Capital Advisors, LLC will be filed by subsequent amendment.

(xli)

Code of Ethics of SL Advisors, LLC will be filed by subsequent amendment.

(q)  Powers of Attorney.

(i)

Power of Attorney of the Trust, and a certificate with respect thereto, which were filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, are hereby incorporated by reference.

(ii)

Powers of Attorney of Mr. Jerry Szilagyi, Trustee, Chief Executive Officer, President and Secretary of the Trust; Dr. Bert Pariser, Trustee of the Trust; Mr. Tobias Caldwell, Trustee of the Trust; Mr. Tiberiu Weisz, Trustee of the Trust; and Mr. Erik Naviloff, Chief Financial Officer and Treasurer of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on December 20, 2013, are hereby incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with the Fund

Not applicable

Item 30.  Indemnification

(a)  Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)  The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

(a)

Catalyst Capital Advisors LLC (“CCA”), 22 High Street, Huntington, NY  11743, is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser, file number 801-66886.

(i)  CCA has engaged in no other business during the past two fiscal years.

(ii)  Jerry Szilagyi is a managing member and sole voting member of CCA and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Trustee, Mutual Fund Series Trust, 17605 Wright Street,  Omaha, Nebraska 68130;

Trustee, Variable Insurance Trust, 17605 Wright Street,  Omaha, Nebraska 68130;

Managing Member and President, MFund Services LLC, 22 High Street, Huntington, NY 11743, an administrator to mutual funds (including each series of the Trust);

Managing Member and President, MFund Distributors LLC, 22 High Street, Huntington, NY 11743, (TBP), a provider of marketing services to mutual funds.

Managing Member and President, Abbington Capital Group LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, a strategic consulting firm to financial services companies;

Member and President of Cross Sound Capital LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, the manager of Cross Sound Global Macro Fund LLC, a hedge fund, until October 2013;

President of USA Mutuals, Inc., 700 North Pearl Street, Suite 900, Dallas, Texas 75201, a registered investment advisor. Mutuals Advisors Inc. serves the advisor to USA Mutuals, a registered investment company;

President, USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI  53202,  a registered investment company

Managing Member of AlphaCentric Advisors LLC, 22 High Street, Huntington, NY 11743, an investment advisor to mutual funds.

(b)

Vista Research and Management, LLC (“Vista”), 124 Ritch Avenue, Suite A-201, Greenwich, CT 06830, adviser to the Listed Private Equity Plus Fund, is registered with the Securities and Exchange Commission as an investment adviser, file number 801-67561.

(i)  Vista has engaged in no other business during the past two fiscal years.

(ii)  Steven R. Samson is the president and sole member of Vista and, during the last two fiscal years, was the Chief Operating Officer at Al Frank Asset Management, Inc., President of Alternative Investment Partners, LLC and Chairman of AIP Mutual Funds, Inc, and an investment industry consultant.

(c)

SMH Capital Advisors, Inc. (“SMH”) 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is registered with the SEC as an investment adviser, file number 801-54089.

(i)  During the past two fiscal years, SMH has served as the investment advisor to private client accounts, institutional accounts and sub-advisor to two SEC-registered mutual funds, the Integrity High Income Fund and Integrity Total Return Income Fund.

(ii)  During the past two fiscal years, Jeffrey Cummer has been President of SMH.  During the past two fiscal years, Dwayne Moyers has been Chief Investment Officer of SMH.

(d)

Eventide Asset Management, LLC (“Eventide”), 60 State Street, Suite 700, Boston, Massachusetts 02109, is registered with the SEC as an investment adviser file number 801-69154.

(i)  Eventide has engaged in no other business since its inception.

(e)

Donald L. Hagan, LLC, a.k.a. Day Hagan Asset Management (“Day Hagan”), 330 South Orange Avenue, Sarasota, FL, 34236, is registered with the SEC as an investment adviser file number 801-66337.

(i)  Day Hagan has engaged in no other substantial business activities during the past two fiscal years.

(ii)  During the past two fiscal years, Donald Hagan, has been a managing member and the chief compliance officer of Day Hagan and has engaged in no other substantial business.  During the past two fiscal years, Arthur Day has been a managing member and partner of Day Hagan and has engaged in no other substantial business.

(f)

Groesbeck Investment Management Corp. (“Groesbeck”), 12 Route 17 North, Suite 130, Paramus, NJ 07652, is registered with the SEC as an investment adviser file number 801-44798.

(i)  Groesbeck has engaged in no other business since its inception.

(ii)

 None of the directors or officers of Groesbeck have engaged in any other business since Groesbeck’s inception.

(g)

Camelot Portfolios, LLC (“Camelot”), 1700 Woodlands Dr., Maumee, Ohio 43537, is registered with the SEC as an investment adviser file number 801-70932.

(i) Camelot has engaged in no other businesses of a substantial nature in the last two fiscal years.

(ii) Darren Munn, managing member, is a registered representative of a broker-dealer.  The other members and officers have engaged in no other business of a substantial nature in the last two fiscal years.

(h)

Managed Asset Portfolios, LLC ("MAP"), 950 W. University Drive, Suite 100, Rochester, MI  48307, is registered with the SEC as an investment adviser file number 801-58125.

(i) MAP has engaged in no other businesses of a substantial nature in the last two fiscal years.

(i)

Cookson, Peirce & Co., Inc. (“CP”), 555 Grant Street, Suite 380, Pittsburgh, PA 15219, is registered with the SEC as an investment adviser file number 801-21341.

(i) CP and its directors and officers have engaged in no other businesses of a substantial nature in the last two fiscal years.

(j)

JAG Capital Management (“JAG”), 9841 Clayton Road, St. Louis, MO 63124, is registered with the SEC as an investment adviser file number 801-72799.

(i) JAG and its directors and officers have engaged in no other businesses of a substantial nature in the last two fiscal years.  JAG’s parent, J.A. Glynn & Co., is a registered broker-dealer.

(k)

Lyons Wealth Management, LLC (“Lyons”), 807 West Morse Blvd., Suite 105, Winter Park, FL 32789, is registered with the SEC as an investment adviser file number 801-67895

(i)  Lyons Wealth Management, LLC  has engaged in no other business since its inception.

(ii) Mark Cosgrove is the controlling member and Manager of Lyons. Mr. Cosgrove is also the Manager of Meerkat Hedge Partners Fund, L.P., a hedge fund, and the holding company, Lyons Wealth Holdings, LLC.

(iii) Alexander Read is a member and the Chief Executive Officer of Lyons. Mr. Read is also the Managing Member of Meerkat Hedge Partners Fund, L.P., a hedge fund, and the holding company, Lyons Wealth Holdings, LLC.

(l) SignalPoint Capital Management LLC (“SignalPoint”), 400 South Avenue, Suite 300, Springfield, MO 65806, is registered with the SEC as an investment adviser, file number 801-76895.

(i) SignalPoint has engaged in no other business since inception.

(ii) Michael Orzel is a member, Chief Executive Officer, President and Chief Compliance Officer of SignalPoint. Mr. Orzel is also a member, Chief Executive Officer and Chief Compliance Officer of SignalPoint Asset Management, LLC, an investment advisory firm.

(iii) Thomas Veale is a member, Chief Investment Officer and Vice President of SignalPoint. Mr. Veale is also a member and Chief Investment Officer of SignalPoint Asset Management, LLC, an investment advisory firm.

(m) Princeton Advisory Group, Inc (“Princeton”), 4428 Route 27, Building C, Unit 1, Kingston, New Jersey 08528, is registered with the SEC as an investment adviser, file number 801-62702.

(i) Princeton is an owner and a Managing Member of Princeton-Blazer Advisors, LLC, a registered investment adviser, file number 801-72981.

(ii) Munish Sood is the Chief Investment Officer and sole owner of Princeton. Mr. Sood is also the Managing Member of Cross Point Capital, LLC, a broker/dealer, file number 8-66989.

(n) Empiric Advisors, Inc. (“Empiric”) 500 N. Capital of Texas Hwy, Building 8, Suite 150, Austin, Texas 78730, is registered with the SEC as an investment adviser, file number 801-31075

(i) Empiric is the sole owner of Empiric Distributors, Inc., a registered broker-dealer and member of FINRA.

(ii) Mark Coffelt is the Chief Investment Officer and President of Empiric. Mr. Coffelt is also the President of Empiric Distributors, Inc.

(o)  Klingenstein, Fields & Co., LLC (“Klingenstein”) 125 Park Avenue, Suite 1700, New York,  New York 10017-5529, is registered with the SEC as an investment adviser, file number 801-33347

(i)  Klingenstein has engaged in no other substantial business activities during the past two fiscal years.

(ii) Kenneth Pollinger is a Member, Co-Chairman and Chief Executive Officer of Klingenstein. Mr. Pollinger is also a director of a Brandywine Trust Group, LLC.

(iii) Robert Shapiro is a Member and Vice Chairman of Klingenstein. Mr. Shapiro was a Trustee of the Burnham Investor Trust during the last two fiscal years through to January 4, 2013.

(iv) James Fields is the President of Klingenstein. Mr. Fields is also a director of Bottlenotes, Inc., IndexIQ, Outcast Media International, Inc. and Viagogo (Pugnacious Endeavors, Inc.), and is an advisory board member of KBW Capital Partners I, L.P.

(v) Robert Mai is a Vice President of Klingenstein. Mr. Mai is also a director of Gold Mobile and Electronic Shipping Solutions, Ltd.

 (p) Griffin Asset Management, Inc. (“Griffin”), 60 East 42nd Street, Suite 2050, New York, New York 10165, is registered with the SEC as an investment adviser, file number 801-7495

(i) Griffin has engaged in no other business since its inception.

(ii)

 None of the directors or officers of Griffin have engaged in any other business since Griffin’s inception.

(q)  Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (“EquityCompass”) 501 North Broadway, St Louis, Missouri 63102, is registered with the SEC as an investment adviser, file number 801-69131

(i)  EquityCompass has engaged in no other business since its inception.

(ii) Daniel Dickherber is the President and Director of EquityCompass. Mr. Dickherber is also the Director, Investment Products and Advisory Services – Stifel Nicolaus & Company, Inc.

(iii) David Minnick is the Secretary of EquityCompass. Mr. Minnick is also the General Counsel of Stifel Financial Corp.

(iv) Stephen Bushmann is the Treasurer of EquityCompass. Ms. Bushmann is also the Managing Director, Corporate Accounting of Stifel, Nicolaus & Company, Inc. and Timberline Asset Management LLC.

(v) Rita Kazembe is the Chief Compliance Officer of EquityCompass. Ms. Kazembe is also CCO of Advisory Services, of Stifel, Nicolaus & Company, Inc., Timberline Asset Management LLC, Thomas Weisel Capital Management LLC, Thomas Weisel Global Growth Partners LLC and Century Securities Associates, Inc

(r) Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”), 2899 State Highway 35, Hazlet, NJ 07730-1549, is registered with the SEC as an investment adviser, file number 801-79218.

(i)  Castle Financial has engaged in no other business since its inception.

 (ii) Al Procaccino, II is the sole shareholder, President, Chief Executive Officer and Chief Compliance Officer of Castle Financial. Mr. Procaccino is a FINRA licensed registered representative with Caradet, Grant & Co., Inc., a member of FINRA and SIPC.

(s) Gries Financial LLC, (“Gries”) 1801 E. Ninth Street, Suite 1600, Cleveland, OH 44114 is registered with the SEC as an investment adviser, file number 801-56552.

(i) Gries has engaged in no other business since its inception.

(ii)

 None of the directors or officers of Gries have engaged in any other business during the last two fiscal years.

 (t) AlphaCentric Advisors LLC (“AlphaCentric”), located at 22 High Street, Huntington, NY 11743,  is registered with the SEC as an investment adviser, file number 801-79616.

(i)  AlphaCentric has engaged in no other business during the past two fiscal years.

(ii)  Jerry Szilagyi is the managing member of AlphaCentric and  has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Trustee, Mutual Fund Series Trust, 17605 Wright Street, Omaha, Nebraska 68130;

Trustee, Variable Insurance Trust, 17605 Wright Street, Omaha, Nebraska 68130;

Managing Member and President, MFund Services LLC, 22 High Street, Huntington, NY 11743, an administrator to mutual funds (including each series of the Trust);

Managing Member and President, MFund Distributors LLC, 22 High Street, Huntington, NY 11743, (TBP), a provider of marketing services to mutual funds.

Managing Member and President, Abbington Capital Group LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, a strategic consulting firm to financial services companies;

Member and President of Cross Sound Capital LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, the manager of Cross Sound Global Macro Fund LLC, a hedge fund, until October 2013;

President of USA Mutuals, Inc., 700 North Pearl Street, Suite 900, Dallas, Texas 75201, a registered investment advisor. Mutuals Advisors Inc. serves the advisor to USA Mutuals, a registered investment company;

President, USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI  53202,  a registered investment company

Managing Member of AlphaCentric Advisors LLC, 22 High Street, Huntington, NY 11743, an investment advisor to mutual funds.

(iii)  Mark Kamies is a member of AlphaCentric and is the controlling shareholder and President of Mult-Funds, Inc., 1731 Willow Wood, Nixa, Missouri 65714. Multi-Funds is an investment marketing company.

(u) Keystone Wealth Advisors LLC (“Keystone”), located at 595 S. Riverwoods Pkwy, Ste 170, Logan, UT 84321, is registered with the SEC as an investment adviser, file number 801-79615.

(i)  Keystone has engaged in no other business during the past two fiscal years.

(ii)  Gordon Nelson is a member of Keystone and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Member and President, Keystone Wealth Management, Inc., 595 S. Riverwood Pkwy, Suite 170, Logan UT 84321. Keystone Wealth Management is engaged in insurance related activities;

Partner, Jago Investments, LP, 855 Pebble Creek Road, UT 84335. Jago Investment, LP is a family investment trust;

(iii)  Tyler Vanderbeek is a member of Keystone and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Vice President, Vancor, Inc., 1465 W. 6500, S Hyrum, UT 84319. Vancor, Inc. is engaged in insurance related activities;

Sole shareholder and President, Beeks, Inc., 1412 W. 6500, S Hyrum, UT 84319. Beeks, Inc. is engaged in insurance related activities;

(iv)  James Vanderbeek is a member of Keystone and is the sole shareholder and President of Vancor, Inc., 1465 W. 6500, S Hyrum, UT 84319. Vancor, Inc. is engaged in insurance related activities;

 (v) Stone Beach Investment Management, LLC (“Stone Beach”) located at 101 Merritt 7, 5th Floor, Norwalk, CT, 06851 is registered with the SEC as an investment adviser , file number 801-79745.

(i)  Stone Beach has engaged in no other business during the past two fiscal years.

(ii) David Lysenko, is the Managing Principal of Stone Beach and is a Principal of Source Point Training LLC.  Source Point Training LLC is a professional training company.

(w) ATR Advisors, LLC (“ATR”) located at 2452 Black Rock Turnpike, Fairfield, CT 06825-2407 is  registered with the SEC as an investment adviser, file number 801-79689 .

(i)  ATR has engaged in no other business since inception.

(ii) Shawn Blau is a Principal of ATR and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner or trustee of the following other companies:

Investment Adviser Representatives, Westport Resources Management, 55 Greens Farms Road, Westport CT 06880.  Westport Resources Management is an investment adviser;

Manager, Bayberry Associates, LLC, 2452 Black Rock Turnpike, Fairfield, CT 06825.  Bayberry Associates LLC manages a family office for a trust and related entities.

 (x) ITB Capital Advisors, LLC is located at 311 S. Florida Avenue, Lakeland Florida, 33802. Additional information regarding ITB Capital Advisors, LLC, including information regarding any other businesses of a substantial nature engaged in by the firm and its officers, directors and partners in the last two years, will be provided by subsequent amendment.

(y) SL Advisors, LLC is located at 210 Elmer Street, Westfield, NJ. Additional information regarding SL Advisors, LLC, including information regarding any other businesses of a substantial nature engaged in by the firm and its officers, directors and partners in the last two years, will be provided by subsequent amendment.

Item 32.  Principal Underwriters

(a) Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Mutual Fund Series Trust. NLD also acts as principal underwriter for the following:

AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, Compass EMP Funds Trust, Copeland Trust, Dominion Funds, Inc., Equinox Funds Trust, GL Beyond Income Fund, Miller Investment Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, Roge Partners Funds, Resource Real Estate Diversified Income Fund, The DMS Funds, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

 (c) Not Applicable.

Item 33.  Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

(a) Gemini Fund Services, LLC (“GFS”), located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

(b) Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130.

(c) Huntington National Bank, 41 South High Street, Columbus, OH 43215.

(d) U.S. Bank N.A., 425 Walnut Street, Cincinnati, OH 45202.

(e) Catalyst Capital Advisors LLC, 22 High Street, Huntington, NY  11743.

(f) Vista Research and Management, LLC, 124 Ritch Avenue, Suite A-201, Greenwich, CT 06830. Fund

(g) SMH Capital Advisors, Inc., 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109.

(h) Eventide Asset Management, LLC, 2 Franklin Street, Medford, MA, 02155.

(i) Donald L. Hagan, LLC, a.k.a. Day Hagan Asset Management, 330 South Orange Avenue, Sarasota, FL, 34236.

(j) Groesbeck Investment Management Corp., 12 Route 17 North, Suite 130, Paramus, NJ 07652.

(k) Managed Asset Portfolios, LLC, 950 W. University Drive, Suite 100, Rochester, MI  48307.

(l) Cookson, Peirce & Co., Inc., 555 Grant Street, Suite 380, Pittsburgh, PA 15219.

(m) JAG Capital Management, 9841 Clayton Road, St. Louis, MO 63124.

(n) Lyons Wealth Management, LLC, 807 West Morse Blvd., Suite 105, Winter Park, FL 32789.

(o) SignalPoint Capital Management LLC, 400 South Avenue, Suite 300, Springfield, MO 65806.

(p) Princeton Advisory Group, Inc., 4422 Route 27, Building C, Unit 1, Kingston, New Jersey 08528.

(q) Empiric Advisors, Inc, 500 N. Capital of Texas Hwy, Building 8, Suite 150, Austin, Texas 78730

(r) Klingenstein, Fields & Co., LLC, 125 Park Avenue, Suite 1700, New York, New York 10017-5529

(s) Griffin Asset Management, Inc., 60 East 42 Street, Suite 2050, New York, New York 10165

(t) Choice Financial Partners, Inc. d/b/a EquityCompass Strategies, 501 North Broadway, St. Louis Missouri 63102

(u) Castle Financial & Retirement Planning Associates, Inc., 2899 State Highway 35, Hazlet, NJ 07730-1549

(v) Camelot Portfolios, LLC, 1700 Woodlands Dr., Maumee, Ohio 43537

(w) Gries Financial LLC, 1801 E. Ninth Street, Suite 1600, Cleveland, OH 44114

(x) AlphaCentric Advisors LLC, 22 High Street, Huntington, NY 11743

(y) Keystone Wealth Advisors LLC, 595 S. Riverwoods Pkwy, Ste 170, Logan, UT 84321

(z) (aa) Stone Beach Investment Management, LLC is located at 101 Merritt 7, 5th Floor, Norwalk, CT, 06851.

(bb) ATR Advisors, LLC is located at 2452 Black Rock Turnpike, Fairfield, CT 06825-2407

(cc) ITB Capital Advisors, LLC is located at 311 S. Florida Avenue, Lakeland Florida, 33802

(dd) SL Advisors, LLC is located at 210 Elmer Street, Westfield, NJ,

Item 34.  Management Services

None.

Item 35.  Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 28th day of October, 2014.

Mutual Fund Series Trust

By:

/s/ JoAnn M. Strasser

JoAnn M Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated.

Dr. Bert Pariser*, Trustee

October 28, 2014

Tobias Caldwell*, Trustee

October 28, 2014

Jerry Szilagyi*, Trustee/President/Principal Executive Officer

October 28, 2014

Erik  Naviloff*, Treasurer/Principal Financial Officer

October 28, 2014

Tiberiu Weisz*, Trustee

October 28, 2014

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Exhibit Index

ITEM

(d)(v)         Expense Limitation Agreement with Catalyst Capital Advisors LLC

(d)(ix)

Sub-Advisory Agreement between Catalyst and SMH Capital Advisors, Inc. for the Catalyst/SMH High Income Fund and the Catalyst/SMH Total Return Income Fund

(d)(xi)

Sub-Advisory Agreement between Catalyst and Lyons Wealth Management LLC for the Catalyst/Lyons Tactical Allocation Fund and Catalyst/Lyons Hedged Premium Return Fund

(i)(ii)

Consent of Thompson Hine LLP

(j)(i)

Consent of BBD, LLP